      As filed with the Securities and Exchange Commission on April 9, 2003

                                                              File No. 333-03013
                                                                       811-07607

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]
                       Pre-Effective Amendment No. __ [_]
                       Post-Effective Amendment No. 23 [X]

                                       And

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                    1940 [X]

                                Amendment No. 24

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

      ---------------------------------------------------------------------
           (Exact name of Registrant as Specified in Trust Instrument)

                           1221 Avenue of the Americas
                            New York, New York 10020

      ---------------------------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 548-7786

      ---------------------------------------------------------------------
                        (Area Code and Telephone Number)

                                Ronald E. Robison
                    Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

      ---------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                     Copy to

                             Stuart M. Strauss, Esq.
                            Mayer, Brown, Rowe & Maw
                        1675 Broadway New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

____   immediately upon filing pursuant to paragraph (b) of Rule 485.
 X     on May 1, 2003 pursuant to paragraph (b) of Rule 485.
----
____   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
____   on [date] pursuant to paragraph (a) of Rule 485.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Active International Allocation Portfolio
              Long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the investment adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary
Active International Allocation Portfolio                              1
--------------------------------------------------------------------------
Additional Risk Factors and Information                                3
--------------------------------------------------------------------------

Fees and Expenses of the Portfolio                                     5
--------------------------------------------------------------------------
Fund Management                                                        6
--------------------------------------------------------------------------
Shareholder Information                                                7
--------------------------------------------------------------------------
Financial Highlights                                                   8
--------------------------------------------------------------------------

  Class I Prospectus


  Investment Summary

Active International Allocation Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Approach
The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

Process
The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. The Adviser views each country and sector as a unique investment opportunity and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The Adviser -- on an ongoing basis -- establishes the proportion or weighting for each country and sector (e.g., over weight, underweight or neutral) relative to the MSCI EAFE Index for investment by the Portfolio. The Adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the Adviser will try to match the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. The Portfolio may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market.

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.



                                    [CHART]

Performance (Class I)
Commenced operations on September 20, 1999

 2000     2001     2002
-------  -------  ------
-13.98%  -19.81%  -17.79

High Quarter  10/01-12/1      3.58%
--------------------------------------
Low Quarter   7/02-9/02     -19.60%






            Average Annual Total Returns (Class I)
            (for the calendar periods ended December 31, 2002)
                                        Active International         MSCI
                                        Allocation Portfolio   EAFE Index
            Past One Year                            -17.79%      -15.94%
            -------------------------------------------------------------
            Since Inception 9/20/99                  -11.59%      -11.92%
            -------------------------------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The Morgan Stanley Capital International ("MSCI") EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia and New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) would cause the Portfolio to incur additional transaction costs.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------



2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                          0.80%
-----------------------------------------------
12b-1 Fee                                  None
-----------------------------------------------
Other Expenses                            1.18%
-----------------------------------------------
Total Annual Portfolio Operating Expenses 1.98%
-----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.15%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.15%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


Example



                                          1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------
Active International Allocation Portfolio   $201    $621  $1,068   $2,306
-------------------------------------------------------------------------

Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.80%
                     -------------------------------------
                     From $500 million to $1 billion 0.75%
                     -------------------------------------
                     More than $1 billion            0.70%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimburse- ments may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received no fee for management services as a result of fee waivers.


Portfolio Management


The Portfolio's assets are managed by the Active International Allocation Team. Ann D. Thivierge, Managing Director, is a current member of that team.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Active International Allocation Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                                              Period From
                                                               Year Ended December 31,    Sept 20, 1999 *
                                                            ---------------------------        to Dec 31,
                                                                2002#      2001      2000            1999
------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                          $7.64     $9.70    $11.74            $10.00
-------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income                                          0.06      0.07      0.10              0.02
Net Realized and Unrealized Gain (Loss)                       (1.42)    (1.99)    (1.73)             1.75
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                              (1.36)    (1.92)    (1.63)             1.77
-------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                         (0.13)    (0.14)    (0.03)            (0.03)
Net Realized Gain                                                 -     (0.00)+   (0.38)                -
-------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.13)    (0.14)    (0.41)            (0.03)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $6.15     $7.64     $9.70            $11.74
-------------------------------------------------------------------------------------------------------------
Total Return                                                 (17.79)%  (19.81)%  (13.98)%           17.74%++
-------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $15,539   $15,587   $13,699           $12,316
Ratio of Expenses to Average Net Assets                        1.15%     1.15%     1.15%             1.15%**
Ratio of Net Investment Income (Loss) to Average Net Assets    0.87%     0.97%     1.03%             0.82%**
Portfolio Turnover Rate                                          32%       32%       65%               19%++
-------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.06     $0.04     $0.08             $0.04
Ratios Before Expenses Limitation:
  Expenses to Average Net Assets                               1.98%     1.68%     2.06%             2.63%**
  Net Investment Income (Loss) to Average Net Assets           0.04%     0.44%     0.14%            (0.66)%**
-------------------------------------------------------------------------------------------------------------



* Commencement of operations.


**Annualized.


#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.


+ Amount is less than $0.005 per share.


++Not annualized.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003






The Universal Institutional Funds, Inc.

Active International Allocation Portfolio
Long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the investment adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                 Investment Summary
                 Active International Allocation Portfolio 1
                 ---------------------------------------------
                 Additional Risk Factors and Information   3
                 ---------------------------------------------

                 Fees and Expenses of the Portfolio        5
                 ---------------------------------------------
                 Fund Management                           6
                 ---------------------------------------------
                 Shareholder Information                   7
                 ---------------------------------------------
                 Financial Highlights                      8
                 ---------------------------------------------

  Class II Prospectus

  Investment Summary

Active International Allocation Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Approach
The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over- and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

Process
The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. The Adviser views each country and sector as a unique investment opportunity and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The Adviser -- on an ongoing basis -- establishes the proportion or weighting for each country and sector (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index for investment by the Portfolio. The Adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the
Adviser will try to match the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. The Portfolio may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market.

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                   [CHART]

Performance (Class I)*
Commenced operations on September 20, 1999

  2000      2001     2002
--------  -------   ------
-13.98%   -19.81%   -17.79

High Quarter    10/01-12/01     3.58%
--------------------------------------
Low Quarter      7/02-9/02    -19.60%



Average Annual Total Returns (Class I)*
(for the calendar periods ended December 31, 2002)
                           Active International          MSCI
                           Allocation Portfolio    EAFE Index
Past One Year                           -17.79%       -15.94%
-------------------------------------------------------------
Since Inception 9/20/99                 -11.59%       -11.92%
-------------------------------------------------------------




* The Fund commenced offering Class II shares of the Portfolio on November 15, 2002. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.


 The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


 The Morgan Stanley Capital International ("MSCI") EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia and New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) would cause the Portfolio to incur additional transaction costs.

  Class II Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.80%
                -----------------------------------------------
                12b-1 Fee*                                0.35%
                -----------------------------------------------
                Other Expenses                            1.18%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 2.33%
                -----------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.25%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                             1 Year 3 Years 5 Years 10 Years
   -------------------------------------------------------------------------
   Active International Allocation Portfolio   $236    $727  $1,245   $2,666
   -------------------------------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.80%
                     -------------------------------------
                     From $500 million to $1 billion 0.75%
                     -------------------------------------
                     More than $1 billion            0.70%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.25% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.25%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received no fee for management services as a result of fee waivers.


Portfolio Management


The Portfolio's assets are managed by the Active International Allocation Team. Ann D. Thivierge, Managing Director, is a current member of that team.



Distribution Plan


The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

  Class II Prospectus


  Shareholder Information



Shareholder Information



Share Class
This Prospectus offers Class II shares of the Active International Allocation Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights




The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on November 15, 2002. The financial highlights table below also includes information for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares are lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, and for the period from November 15, 2002, to December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover of this Prospectus or from your insurance company.




                                                                       Class I
                                              -------------------------------------------------------
                                                                                          Period from
                                                                                   September 20, 1999
                                                  2002#        2001      2000 to December 31,  1999 *
----------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period            $7.64       $9.70    $11.74                    $10.00
----------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                     0.06        0.07      0.10                      0.02
Net Realized and Unrealized Gain (Loss)         (1.42)      (1.99)    (1.73)                     1.75
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.36)      (1.92)    (1.63)                     1.77
----------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of

Net Investment Income                           (0.13)      (0.14)    (0.03)                    (0.03)
Net Realized Gain                                   -       (0.00)+   (0.38)                        -
----------------------------------------------------------------------------------------------------------
Total Distributions                             (0.13)      (0.14)    (0.41)                    (0.03)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.15       $7.64     $9.70                    $11.74
----------------------------------------------------------------------------------------------------------
Total Return                                   (17.79)%    (19.81)%  (13.98)%                   17.74%++
----------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)             $15,539     $15,587   $13,699                   $12,316
Ratio of Expenses to Average Net Assets          1.15%       1.15%     1.15%                     1.15%**
Ratio of Net Investment Income (Loss) to
 Average Net Assets                              0.87%       0.97%     1.03%                     0.82%**
Portfolio Turnover Rate                            32%         32%       65%                       19%++
----------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment
   Income (Loss)                                $0.06       $0.04     $0.08                     $0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 1.98%       1.68%     2.06%                     2.63%**
  Net Investment Income (Loss) to Average
   Net Assets                                    0.04%       0.44%     0.14%                    (0.66)%**
----------------------------------------------------------------------------------------------------------


                                                    Class II
                                              ---------------------
                                                        Period from
                                                November 15, 2002 *
                                              to December 31, 2002#
-----------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                          $6.39
-----------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   0.01
Net Realized and Unrealized Gain (Loss)                       (0.13)
-----------------------------------------------------------------------
Total from Investment Operations                              (0.12)
-----------------------------------------------------------------------

Distributions from and/or in excess of

Net Investment Income                                         (0.12)
Net Realized Gain                                                 -
-----------------------------------------------------------------------
Total Distributions                                           (0.12)
-----------------------------------------------------------------------
Net Asset Value, End of Period                                $6.15
-----------------------------------------------------------------------
Total Return                                                  (1.91)%++
-----------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                               $15
Ratio of Expenses to Average Net Assets                        1.25%**
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                            0.77%**
Portfolio Turnover Rate                                          32%
-----------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment
   Income (Loss)                                              $0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               2.33%**
  Net Investment Income (Loss) to Average
   Net Assets                                                 (0.31)%**
-----------------------------------------------------------------------


*Commencement of operations


**Annualized


#Per share amounts for the year and period ended December 31, 2002 are based on average shares outstanding.


+Amount is less than $0.005 per share.


++Not annualized

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.


'

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Asian Equity Portfolio
              Long-term capital appreciation by investing primarily in equity securities of Asian issuers.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
Asian Equity Portfolio                             1
------------------------------------------------------
Additional Risk Factors and Information            3
------------------------------------------------------

Fees and Expenses of the Portfolio                 5
------------------------------------------------------
Fund Management                                    6
------------------------------------------------------
Shareholder Information                            7
------------------------------------------------------
Financial Highlights                               8
------------------------------------------------------

  Class I Prospectus


  Investment Summary

Asian Equity Portfolio


Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

Approach
The Adviser seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers in Asian countries, excluding Japan. The Adviser considers a company to be Asian (i) if its securities are traded on a recognized stock exchange in Asia, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in an Asian country or
(iii) if it is organized or has a principal office in an Asian country. The Adviser employs a disciplined approach to security selection, focusing on larger companies with strong management teams, reasonable valuation and attractive growth characteristics. The Adviser evaluates top-down country risk factors and opportunities when determining position sizes and overall exposure to individual markets.

Process
The Adviser emphasizes its internal research of the leading companies as the basis for stock selection. This research process encompasses analysis of historical financial statements, identification of the potential for future earnings and cash flows, valuation of key assets, discussions with analysts to determine consensus expectations and an evaluation of the strength and depth of management. Visits with management are central to this process. Depending on the type of company, factors considered in selecting securities include analyses of the following ratios: price-to-sales, price-to-earnings, price-to-cash flow, price-to-book value and price-to-replacement value of assets. The Adviser combines bottom-up stock evaluation with an analysis of risk factors and opportunities within individual Asian countries. The team evaluates macroeconomic and political factors when determining overall exposures within individual countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of Asian issuers (excluding Japanese issuers). This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Asian countries, excluding Japan, in pursuit of capital appreciation and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example.) As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, equity securities of Asian issuers, may underperform relative to other sectors or the overall market.

The Portfolio may also invest in emerging market countries in Asia. Investing in Asian countries, particularly emerging markets, entails the risk that news and events unique to Asia and Asian countries will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in Asia (excluding Japan). These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Asian countries generally will be denominated in foreign currencies.

As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to Asian markets.


There is no performance information for the Portfolio after the period ended December 31, 2000 because the Portfolio suspended operations in April 2001.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)
Commenced operations on March 3, 1997

 1998     1999    2000
------  ------  -------
-6.45%  79.81%  -44.38%

High Quarter     4/99-6/99      41.88%
--------------------------------------
Low Quarter      4/98-6/98     -25.65%



Average Annual Total Return (Class I)


(for the calendar periods ended December 31, 2000)


                                 MSCI
                          All-Country
                             Far East
                    Asian        Free
                   Equity    ex-Japan
                Portfolio      Index*
Past One Year     -44.38%     -36.80%
-------------------------------------
Since Inception   -15.33%     -15.11%
-------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The Morgan Stanley Capital International ("MSCI") All-Country Far East Free ex-Japan Index is an unmanaged index of common stocks and includes: China, Indonesia, Hong Kong, the Philippines, South Korea, Singapore, Taiwan and Thailand. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio invests in such securities, it must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class I Prospectus



  Fees and Expenses of the Portfolio



Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





Management Fees*                                             0.80%
------------------------------------------------------------------
12b-1 Fee                                                     None
------------------------------------------------------------------
Other Expenses**                                             2.17%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                    2.97%
------------------------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.20%.



**The Portfolio suspended operations in April, 2001. Therefore, "Other
  Expenses" have been estimated.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                            1 Year 3 Years
                     -------------------------------------
                     Asian Equity Portfolio   $300    $918
                     -------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Investment Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated institutional asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                          Fee
---------------------------------------------------
First $500 million                            0.80%
---------------------------------------------------
From $500 million to $1 billion               0.75%
---------------------------------------------------
More than $1 billion                          0.70%
---------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.20% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.20%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


The Portfolio suspended operations in April 2001; accordingly, no fees or expenses have been incurred or paid since that time.


Portfolio Management


The Portfolio's assets are managed by the Asia Equity Team. Ashutosh Sinha, Executive Director, is a current member of that team.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Asian Equity Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. There is no performance information for the Portfolio after the period ended December 31, 2000 because the Portfolio suspended operations in April 2001. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                       Year Ended December 31,
                                                     --------------------------
                                                                                              Period From
                                                                                  Mar 3, 1997* to Dec 31,
                                                         2000      1999      1998                    1997
-------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                  $9.35     $5.23     $5.64                    $10.00
-------------------------------------------------------------------------------------------------------------

Income From Investment Operations

Net Investment Income                                  0.03      0.03      0.05                      0.01
Net Realized and Unrealized Gain (Loss)               (3.90)     4.14     (0.42)                    (4.36)
-------------------------------------------------------------------------------------------------------------
Total From Investment Operations                      (3.87)     4.17     (0.37)                    (4.35)
-------------------------------------------------------------------------------------------------------------

Distributions

Net Investment Income                                 (0.01)    (0.03)    (0.04)                    (0.01)
In Excess of Net Investment Income                    (0.00)+   (0.02)        -                         -
Net Realized Gain                                     (0.88)        -         -                         -
In Excess of Net Realized Gain                        (0.62)        -         -                         -
-------------------------------------------------------------------------------------------------------------
Total Distributions                                   (1.51)    (0.05)    (0.04)                    (0.01)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $3.97     $9.35     $5.23                     $5.64
-------------------------------------------------------------------------------------------------------------
Total Return                                         (44.38)%   79.81%    (6.45)%                  (43.52)%
-------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                    $7,702   $17,118   $12,504                   $12,571
Ratio of Expenses to Average Net Assets                1.33%     1.27%     1.21%                     1.35%**
Ratio of Expenses to Average Net Assets Excluding
 Interest Expense and Foreign Tax Expense              1.20%     1.20%     1.20%                     1.20%**
Ratio of Net Investment Income to Average Net Assets   0.44%     0.32%     1.14%                     0.32%**
Portfolio Turnover Rate                                 166%      190%      121%                      130%
-------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the
 Period:
 Per Share Benefit to Net Investment Income           $0.12     $0.19     $0.07                     $0.07
Ratios Before Expense Limitation:
 Expenses to Average Net Assets                        2.97%     3.03%     2.80%                     3.10%**
 Net Investment Loss to Average Net Assets            (1.20)%   (1.43)%   (0.45)%                   (1.43)%**
-------------------------------------------------------------------------------------------------------------



* Commencement of operations.


**Annualized.


+ Amount is less than $0.005 per share.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

The Universal Institutional Funds, Inc.


              Balanced Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities.





Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management


--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.




  Class I Prospectus



  May 1, 2003

Table of Contents


                  Investment Summary
                  Balanced Portfolio                      1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      5
                  -------------------------------------------
                  Fund Management                         6
                  -------------------------------------------
                  Shareholder Information                 7
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Balanced Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities.

Approach
The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45% to 75% of its assets in equity securities and 25% to 55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio's equity securities generally will be common stocks issued by large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use derivatives in managing the Portfolio.

Process
The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that it believes will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk, by monitoring the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flow and other fundamentals, as well as high valuations relative to the Portfolio's potential investment universe.

Risks
Investing in the Portfolio may be appropriate for you if you are seeking above-average total return through an approach that attempts to moderate risk by balancing equity and fixed income investments. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio's overall performance.


There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Foreign Investing
Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are used to protect against

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.

If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolio may enter into swap transactions which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.


Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR (London Inter-Bank Offered Rate)) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid.



CMOs and SMBSs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR. If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.50%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses**                          0.51%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.01%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.80%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                          1 Year 3 Years
                       ---------------------------------
                       Balanced Portfolio   $103    $322
                       ---------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.




Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.50%
                     -------------------------------------
                     From $500 million to $1 billion 0.45%
                     -------------------------------------
                     More than $1 billion            0.40%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income and Global Core Teams.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Balanced Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003


The Universal Institutional Funds, Inc.

              Capital Preservation Portfolio
              Stability of principal while earning current income that exceeds money market rates.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business as
Miller Anderson,
Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------
Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. (the "Fund") is an open-end, diversified mutual fund available through variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Capital Preservation Portfolio is not a money market fund and there is no guarantee that it will be able to maintain a stable share price.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  Capital Preservation Portfolio          1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      6
                  -------------------------------------------
                  Fund Management                         7
                  -------------------------------------------
                  Shareholder Information                 8
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Capital Preservation Portfolio


Objective

The Portfolio seeks to provide stability of principal while earning current income that exceeds money market rates.


Approach
The Portfolio invests primarily in U.S. Government securities, securities issued, sponsored or guaranteed by a federal agency or federally sponsored agency, investment grade corporate bonds, mortgage and asset-backed securities, regardless of maturity, and to a limited extent, non-dollar denominated securities. The Portfolio may also invest in short-term money market instruments and other debt securities. Stability of principal is sought through the purchase of stabilizing contracts from high quality, financial institutions ("Wrapper Agreements"). Wrapper Agreements obligate wrap providers or the Portfolio to make certain payments to each other to offset changes in the market value of some or all of the Portfolio's assets. These payments are designed to enable the Portfolio to pay redeeming shareholders an amount equal to the purchase price of the Portfolio's assets plus accrued income. For example, if a shareholder redemption requires the Portfolio to sell a security for less than its purchase price plus accrued income, the Wrapper Agreement would require the wrapper provider to pay the Portfolio the difference, although the timing of the payment would depend upon the terms of the Wrapper Agreement.

Futures, forward contracts, swaps and other derivatives are used in managing the portfolio.


The Adviser will manage the Portfolio with a view towards outperforming (before expenses of Wrapper Agreements) the Merrill Lynch 1-3 year Treasury Benchmark over a full market cycle.


Process
The Portfolio is designed to produce higher returns than a money market fund, while seeking to maintain a net asset value ("NAV") that is considerably more stable than a typical quality fixed-income fund, although there is no guarantee that the Portfolio will be able to do so.

The Portfolio will seek to maintain an overall weighted average portfolio credit quality within the two highest rating categories of a nationally recognized statistical rating agency such as Moody's Investors Service or Standard & Poor's. The minimum credit rating for each security will be investment grade at the time of purchase.


The Portfolio seeks to maintain an average duration of three years or less. The Adviser uses a proprietary term structure model to determine the interest rate sensitivity of the Portfolio, and uses a proprietary risk management system to measure, monitor and control portfolio risk exposures. The Adviser focuses primarily on the credit and option adjusted spread to guide security selection and sector allocation decisions, and performs in-depth company analysis to analyze credit, call, and prepayment risk. The Adviser analyzes relative real interest rates and yield curves to determine country allocation, and imposes a 20% limitation on non-dollar denominated bonds. The Adviser may sell securities when it believes that expected risk-adjustment return is low compared to other investment opportunities.


Unlike other funds, the Portfolio seeks to stabilize its NAV at $10.00 by purchasing Wrapper Agreements from approved financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its two highest rating categories at the time of purchase. The terms of the Wrapper Agreements vary concerning when payments must actually be made between the Portfolios and the wrap providers. In some cases, payments may be due upon the sale of covered assets. Other Wrapper Agreements only provide for settlement when the Wrapper Agreement terminates or the Portfolio sells all of the covered assets. The Portfolio seeks to purchase enough Wrapper Agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. However, the Wrapper Agreements are illiquid and may not together with other illiquid securities exceed in value 15% of the Portfolio's net assets.

Risks
While the Portfolio attempts to provide a stable NAV of $10.00 through the use of Wrapper Agreements, it is not a money market fund and you could lose money on your investment.

The Portfolio cannot guarantee that the combination of securities and Wrapper Agreements will provide a constant NAV or a current rate of return that is higher than current money market rates.

Under a typical Wrapper Agreement, if the Portfolio sells a security in order to fund a redemption request, at a price higher than its purchase price, plus accrued income, the Portfolio may be obligated to pay the wrapper provider the difference although the timing of the payment would depend on the terms of the Wrapper Agreement. As a result, the Portfolio may lose some potential for capital appreciation.

The Portfolio pays fees to each wrapper provider, increasing the Portfolio's expenses and reducing the Portfolio's overall returns.

The Portfolio may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Portfolio expenses and to comply with the terms of the Wrapper Agreements. This may result in a lower return for the Portfolio than if it had invested in longer-term debt securities.

When the Portfolio's attempts to stabilize its NAV through the use of Wrapper Agreements fail, the value of its investments could fall because of changes in interest rates or the financial health or credit rating of the issuers of securities held in the Portfolio, as well as other factors. See "Additional Risk Factors and Information."

Wrap providers do not typically assume the default risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest the Portfolio may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Assets in default usually are removed from the coverage of a Wrapper Agreement.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.





Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information


This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

--------------------------------------------------------------------------------




Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration.

Derivatives and Other Investments

Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.



A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market, control its exposure to changing foreign currency exchange rates or interest rates or to manage the overall maturity and duration of its securities holdings.


CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs").

Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered
Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, (iii) magnification of losses incurred due to changes in the market value of the securities, instruments, indices, or interest rates to which they relate; and (iv) counterparty risk.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.


Mortgage derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that the Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on a Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

Additional Risks of Wrapper Agreements
Because there is no active trading market for Wrapper Agreements, they are illiquid investments, which means that the Portfolio cannot quickly sell or assign its position at an acceptable price. There is the risk that the provider of a Wrapper Agreement might default on its obligations to the Portfolio. Further, if the Portfolio defaults in its obligations under a Wrapper Agreement, for example, by violating any investment limitations imposed under the agreement, the wrap provider might terminate the Wrapper Agreement.


The universe of high quality financial institutions offering Wrapper Agreements is limited, and there is the risk that the Portfolio might not be able to purchase Wrapper Agreements within the credit guidelines of the Portfolio, with acceptable contract terms at a competitive cost. It is also possible that the Portfolio might not be able to buy Wrapper Agreements to cover all of its portfolio investments, or that the Adviser may determine not to obtain Wrapper Agreements for certain portions of the Portfolio's assets. If a Wrapper Agreement were terminated, the Portfolio might not be able to secure acceptable replacement agreements as to the assets covered by the terminated agreement.


Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The Adviser has imposed a 20% limitation on non-dollar denominated bonds.


Money Markets

Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes. The Wrapper Agreements employed by the Portfolio will not cover its money market instruments, and therefore will not protect the stability of the Portfolio's NAV from price fluctuations in money market instruments.


Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Investment Discretion

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.


Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs, and the sale of portfolio securities may generate taxable capital gains.

Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.45%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses**                          0.55%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.00%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.00%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.





Example



                                                1 Year 3 Years
                 ---------------------------------------------
                 Capital Preservation Portfolio   $102    $318
                 ---------------------------------------------

  Class I Prospectus


  Fund Management






Investment Adviser


The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Portfolio's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Sub-Adviser


Dwight Asset Management Company ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the sub-adviser to the Portfolio. Dwight negotiates, recommends and monitors the Portfolio's Wrapper Agreements subject to the supervision of the Adviser. Dwight has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983.


Management Fees




The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:





Assets                            Fee
-------------------------------------
First $500 million              0.45%
-------------------------------------
From $500 million to $1 billion 0.40%
-------------------------------------
More than $1 billion            0.35%
-------------------------------------



However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.00% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.00%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.





As sub-adviser to the Portfolio, Dwight is entitled to receive a fee from the Adviser at an annual percentage of the Portfolio's average daily net assets as follows: first $500 million -- 0.10%; from $500 million to $1 billion -- 0.08%; and over $1 billion -- 0.06%.


Portfolio Management


The Portfolios' assets are managed by the Taxable Fixed Income Team. Current members of the team include Bruce Rodio, Executive Director, Neil Stone, Executive Director, and Steve Kreider, Managing Director.

Shareholder Information




Share Class


This Prospectus offers Class I shares of the Capital Preservation Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio shall declare dividends daily, and distribute net investment income, if any, at least monthly. Net realized capital gains, if any, shall be distributed at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually substantially all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information
In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Core Equity Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities of large companies.


Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management




--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  Core Equity Portfolio                   1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      3
                  -------------------------------------------
                  Fund Management                         4
                  -------------------------------------------
                  Shareholder Information                 5
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Core Equity Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities of large companies.

Approach
The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $5 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities.

Process
The Adviser assigns each member of the portfolio management team to specific "value" or "growth" sectors. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser seeks to diversify the Portfolio's investments across market sectors, and to obtain the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as deteriorating fundamentals and relative valuation.


Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in pursuit of capital appreciation. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.


There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





Management Fees*                          0.55%
-----------------------------------------------
12b-1 Fee                                  None
-----------------------------------------------
Other Expenses**                          0.49%
-----------------------------------------------
Total Annual Portfolio Operating Expenses 1.04%
-----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                            1 Year 3 Years
                      ------------------------------------
                      Core Equity Portfolio   $106    $331
                      ------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.




Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                          Fee
---------------------------------------------------
First $500 million                            0.55%
---------------------------------------------------
From $500 million to $1 billion               0.50%
---------------------------------------------------
More than $1 billion                          0.45%
---------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Core Equity and Mid-Cap Value Teams. Current members of the teams include James J. Jolinger, Executive Director, Brian Kramp, Executive Director, and Eric F. Scharpf, Vice President.

  Class I Prospectus



  Shareholder Information


Shareholder Information



Share Class


This Prospectus offers Class I shares of the Core Equity Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Core Plus Fixed Income Portfolio
              (formerly, the "Fixed Income Portfolio")
              Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------
Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary

                  Core Plus Fixed Income Portfolio        1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      6
                  -------------------------------------------
                  Fund Management                         7
                  -------------------------------------------
                  Shareholder Information                 8
                  -------------------------------------------
                  Financial Highlights                    9
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Core Plus Fixed Income Portfolio
(formerly, the "Fixed Income Portfolio")



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Approach
The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds"). The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams evaluate the relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio may invest in fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance Bond on (Class I)*
Commenced operations on January 2, 1997

1997   1998    1999     2000    2001    2002
-----  -----  -------  ------  ------  ------
9.93%  7.90%  -1.63%   11.08%   9.32%  7.33%

High Quarter     10/02-12/02     7.33%
--------------------------------------
Low Quarter       4/99-6/99     -1.78%





            Average Annual Total Returns (Class I)
            (for the calendar periods ended December 31, 2002)
                                   Core Plus Fixed  Citigroup Broad
                                            Income Investment Grade
                                         Portfolio            Index
            -------------------------------------------------------
            Past One Year                    7.33%           10.10%
            -------------------------------------------------------
            Past Five Years                  6.71%            7.52%
            -------------------------------------------------------
            Since Inception 1/2/97           7.24%            7.96%
            -------------------------------------------------------



The bar chart and table above show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.




The Citigroup Broad Investment Grade Index is a fixed income market capitalization-weighted index, including U.S. Treasury, agency, government-sponsored mortgages and investment grade (BBB-/Baa3 or better) issues with maturities of one year or longer. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------
Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.

CMOs and SMBSs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered
Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.40%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses                            0.33%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 0.73%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.70%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 0.70%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                         1 Year 3 Years 5 Years 10 Years
        ----------------------------------------------------------------
        Core Plus Fixed Income Portfolio    $75    $233    $406     $906
        ----------------------------------------------------------------

  Class I Prospectus


  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                     Fee
----------------------------------------------
First $500 million                       0.40%
----------------------------------------------
From $500 million to $1 billion          0.35%
----------------------------------------------
More than $1 billion                     0.30%
----------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.70% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.70%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.37% of the Portfolio's average daily net assets.


Portfolio Management

The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Thomas L. Bennett, Managing Director, Roberto M. Sella, Managing Director, and W. David Armstrong, Managing Director.

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Core Plus Fixed Income Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class I Prospectus


  Financial Highlights

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001, and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                          Year Ended Dec. 31,
                                                            ----------------------------------------------
                                                                2002#      2001     2000      1999     1998
-----------------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $10.85    $10.51   $10.05   $10.70    $10.41
-----------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                    0.39      0.42     0.64     0.50      0.37
Net Realized and Unrealized Gain (Loss)                         0.41      0.56     0.47    (0.67)     0.45
-----------------------------------------------------------------------------------------------------------
Total From Investment Operations                                0.80      0.98     1.11    (0.17)     0.82
-----------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                          (0.41)    (0.46)   (0.65)   (0.48)    (0.37)
Net Realized Gain                                              (0.12)    (0.18)       -        -     (0.16)
-----------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.53)    (0.64)   (0.65)   (0.48)    (0.53)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $11.12    $10.85   $10.51   $10.05    $10.70
-----------------------------------------------------------------------------------------------------------
Total Return                                                    7.33%     9.32%   11.08%   (1.63)%    7.90%
-----------------------------------------------------------------------------------------------------------

Ratios And Supplemental Data:

Net Assets, End of Period (000's)                           $280,929  $153,339  $91,343  $69,865   $43,356
Ratio of Expenses to Average Net Assets                         0.70%     0.70%    0.70%    0.70%     0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets     3.49%     4.89%    6.52%    6.06%     5.37%
Portfolio Turnover Rate                                           90%       71%      73%     100%      117%
-----------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)            $0.00+    $0.00+   $0.02    $0.02     $0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                0.73%     0.71%    0.89%    0.96%     1.04%
  Net Investment Income to Average Net Assets                   3.46%     4.88%    6.33%    5.80%     5.03%
-----------------------------------------------------------------------------------------------------------





#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.


 +Amount is less than $0.005 per share.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003



The Universal Institutional Funds, Inc.


              Core Plus Fixed Income Portfolio
              (formerly, the "Fixed Income Portfolio")
              Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or

Morgan Stanley Asset Management


--------------------------------------------------------------------------------
Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary

                  Core Plus Fixed Income Portfolio        1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      6
                  -------------------------------------------
                  Fund Management                         7
                  -------------------------------------------
                  Shareholder Information                 8
                  -------------------------------------------
                  Financial Highlights                    9
                  -------------------------------------------

  Class II Prospectus

  Investment Summary

Core Plus Fixed Income Portfolio
(formerly, the "Fixed Income Portfolio")



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Approach
The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds"). The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams evaluate the relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and cur-rency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio may invest in fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.




                                    [CHART]

Performance Bond on (Class I)*
Commenced operations on January 2, 1997

1997   1998    1999     2000    2001    2002
-----  -----  -------  ------  ------  ------
9.93%  7.90%  -1.63%   11.08%   9.32%  7.33%

High Quarter     10/02-12/02     7.33%
--------------------------------------
Low Quarter       4/99-6/99     -1.78%


               Average Annual Total Returns (Class I)*
               (for the calendar periods ended December 31, 2002)
                                                        Citigroup
                                                            Broad
                                       Core Plus Fixed Investment
                                                Income      Grade
                                             Portfolio      Index
               --------------------------------------------------
               Past One Year                     7.33%     10.10%
               --------------------------------------------------
               Past Five Years                   6.71%      7.52%
               --------------------------------------------------
               Since Inception 1/2/97            7.24%      7.96%
               --------------------------------------------------



*As of December 31, 2002, the Fund had not commenced offering Class II shares of the Portfolio. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.

 The bar chart and table above show the performance of the Portfolio's Class I Shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


 The Citigroup Broad Investment Grade Index is a fixed income market capitalization-weighted index, including U.S. Treasury, agency, government-sponsored mortgages and investment grade (BBB-/Baa3 or better) issues with maturities of one year or longer. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------
Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.

CMOs and SMBSs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBSs are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instru-

ments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information (Cont'd)


affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



               Management Fees*                            0.40%
               -------------------------------------------------
               12b-1 Fee*                                  0.35%
               -------------------------------------------------
               Other Expenses                              0.33%
               -------------------------------------------------
               Total Annual Portfolio Operating Expenses   1.08%
               -------------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.95%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                         1 Year 3 Years 5 Years 10 Years
        ----------------------------------------------------------------
        Core Plus Fixed Income Portfolio   $110    $343    $595    $1317
        ----------------------------------------------------------------

  Class II Prospectus

  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                     Fee
----------------------------------------------
First $500 million                       0.40%
----------------------------------------------
From $500 million to $1 billion          0.35%
----------------------------------------------
More than $1 billion                     0.30%
----------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.95% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.95%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.37% of the Portfolio's average daily net assets.


Portfolio Management

The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Thomas L. Bennett, Managing Director, Roberto M. Sella, Managing Director, and W. David Armstrong, Managing Director.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information


Share Class
This Prospectus offers Class II shares of the Core Plus Fixed Income Portfolio. The Fund also offers Class I shares through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class II Prospectus

  Financial Highlights

Financial Highlights


The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. As of December 31, 2002, the Fund had not commenced offering Class II shares of the Portfolio. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover of this Prospectus or from your insurance company.





                                                                          Year Ended Dec. 31,
                                                            ----------------------------------------------
                                                                2002#      2001     2000      1999     1998
-----------------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $10.85    $10.51   $10.05   $10.70    $10.41

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                    0.39      0.42     0.64     0.50      0.37
Net Realized and Unrealized Gain (Loss)                         0.41      0.56     0.47    (0.67)     0.45
-----------------------------------------------------------------------------------------------------------
Total From Investment Operations                                0.80      0.98     1.11    (0.17)     0.82
-----------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                          (0.41)    (0.46)   (0.65)   (0.48)    (0.37)
Net Realized Gain                                              (0.12)    (0.18)       -        -     (0.16)
-----------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.53)    (0.64)   (0.65)   (0.48)    (0.53)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $11.12    $10.85   $10.51   $10.05    $10.70
-----------------------------------------------------------------------------------------------------------
Total Return                                                    7.33%     9.32%   11.08%   (1.63)%    7.90%
-----------------------------------------------------------------------------------------------------------

Ratios And Supplemental Data:

Net Assets, End of Period (000's)                           $280,929  $153,339  $91,343  $69,865   $43,356
Ratio of Expenses to Average Net Assets                         0.70%     0.70%    0.70%    0.70%     0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets     3.49%     4.89%    6.52%    6.06%     5.37%
Portfolio Turnover Rate                                           90%       71%      73%     100%      117%
-----------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)            $0.00+    $0.00+   $0.02    $0.02     $0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                0.73%     0.71%    0.89%    0.96%     1.04%
  Net Investment Income to Average Net Assets                   3.46%     4.88%    6.33%    5.80%     5.03%
-----------------------------------------------------------------------------------------------------------





#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.


 +Amount is less than $0.005 per share.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Emerging Markets Debt Portfolio
              High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  Emerging Markets Debt Portfolio         1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      5
                  -------------------------------------------
                  Fund Management                         6
                  -------------------------------------------
                  Shareholder Information                 7
                  -------------------------------------------
                  Financial Highlights                    8
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Emerging Markets Debt Portfolio



Objective
The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach
The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process
The Adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however you would be notified of any changes. The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. The Portfolio invests in many fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.


Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfo-lio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                [CHART]

Performance  (Class I)*
Commenced operations on June 16, 1997

   1998     1999    2000    2001    2002
 --------  ------  ------  ------  ------
  -28.38%  29.37%  11.39%  10.10%  9.22%

High Quarter   10/99-12/99     13.62%
-------------------------------------
Low Quarter     7/98-9/98     -32.89%

Average Annual Total Returns (Class I)


(for the calendar periods ended December 31, 2002)


                                             Emerging   J.P.
                                              Markets Morgan
                                                 Debt   EMBG
                                            Portfolio  Index
                    Past One Year               9.22% 13.11%
                    ----------------------------------------
                    Past Five Years             4.42%  7.58%
                    ----------------------------------------
                    Since Inception 6/16/97     4.11%  7.02%
                    ----------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year by year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The J.P. Morgan Emerging Markets Bond Global ("EMBG") Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds for over 30 emerging market countries. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks
Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Short Sales
The Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------



2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







                Management Fees*                          0.80%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses                            0.42%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.22%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.30%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Total annual operating expenses for the Portfolio did not exceed the amounts shown above and, accordingly, total annual operating expenses incurred by investors in the Portfolio were as shown in the table above.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                        1 Year 3 Years 5 Years 10 Years
        ---------------------------------------------------------------
        Emerging Markets Debt Portfolio   $124    $387    $670   $1,477
        ---------------------------------------------------------------

Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                   Fee
----------------------------------------------------------------------------
First $500 million                                                     0.80%
----------------------------------------------------------------------------
From $500 million to $1 billion                                        0.75%
----------------------------------------------------------------------------
More than $1 billion                                                   0.70%
----------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.30% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.30%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services equal to 0.80% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include, Abigail L. McKenna, Executive Director, Eric J. Baurmeister, Executive Director, and Federico Kaune, Vice President.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Emerging Markets Debt Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.





                                                                       Year Ended December 31,
                                                            --------------------------------------------
                                                                2002#     2001     2000     1999      1998
----------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                           $6.94    $6.91    $6.91    $6.10    $9.67
----------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                    0.56     0.64     0.85     0.97     0.85
Net Realized and Unrealized Gain (Loss)                         0.08     0.06    (0.06)    0.80    (3.60)
----------------------------------------------------------------------------------------------------------
Total From Investment Operations                                0.64     0.70     0.79     1.77    (2.75)
----------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                          (0.51)   (0.67)   (0.79)   (0.96)   (0.82)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $7.07    $6.94    $6.91    $6.91    $6.10
----------------------------------------------------------------------------------------------------------
Total Return                                                    9.22%   10.10%   11.39%   29.37%  (28.38)%
----------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $113,267  $54,153  $53,526  $31,558  $24,932
Ratio of Expenses to Average Net Assets                         1.22%    1.17%    1.40%    1.43%    1.52%
Ratio of Expenses to Average Net Assets Excluding
 Interest Expense                                                N/A      N/A     1.30%    1.30%    1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets     7.77%    8.92%   13.20%   13.79%   10.94%
Portfolio Turnover Rate                                          274%     378%     469%     396%     449%
----------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)              N/A      N/A    $0.01    $0.03    $0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                 N/A      N/A     1.61%    1.78%    2.05%
  Net Investment Income (Loss) to Average Net Assets             N/A      N/A    12.99%   13.43%   10.41%
----------------------------------------------------------------------------------------------------------




#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.


N/A Not applicable during the period indicated.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003 which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003



The Universal Institutional Funds, Inc.


              Emerging Markets Debt Portfolio
              High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.


Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  Emerging Markets Debt Portfolio         1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      5
                  -------------------------------------------
                  Fund Management                         6
                  -------------------------------------------
                  Shareholder Information                 7
                  -------------------------------------------
                  Financial Highlights                    8
                  -------------------------------------------

  Class II Prospectus


  Investment Summary


Emerging Markets Debt Portfolio



Objective
The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach
The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analyses, the Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process
The Adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. The Portfolio invests in many fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.


Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfo-lio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a lim-ited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.




                [CHART]

Performance  (Class I)*
Commenced operations on June 16, 1997

   1998     1999    2000    2001   2002
 --------  ------  ------  ------  -----
  -28.38%  29.37%  11.39%  10.10%  9.22%

High Quarter   10/99-12/99    13.62%
--------------------------------------
Low Quarter     7/98-9/98    -32.89%

Average Annual Total Returns (Class I)*

(for the calendar periods ended December 31, 2002)


                                             Emerging   J.P.
                                              Markets Morgan
                                                 Debt   EMBG
                                            Portfolio  Index
                    Past One Year               9.22% 13.11%
                    ----------------------------------------
                    Past Five Years             4.42%  7.58%
                    ----------------------------------------
                    Since Inception 6/16/97     4.11%  7.02%
                    ----------------------------------------




* The Fund commenced offering Class II shares of the Portfolio on December 19, 2002. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.


 The bar chart and table show the performance of the Portfolio's Class I shares year by year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


 The J.P. Morgan Emerging Markets Bond Global ("EMBG") Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds for over 30 emerging market countries. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus


  Investment Summary


Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks
Emerging market countries may be more likely to experience political turmoil or rapid changes in eco-nomic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Short Sales
The Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class II Prospectus

  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



               Management Fees*                            0.80%
               -------------------------------------------------
               12b-1 Fee*                                  0.35%
               -------------------------------------------------
               Other Expenses                              0.42%
               -------------------------------------------------
               Total Annual Portfolio Operating Expenses   1.57%
               -------------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.27%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.





In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                        1 Year 3 Years 5 Years 10 Years
        ---------------------------------------------------------------
        Emerging Markets Debt Portfolio   $160    $496    $855   $1,867
        ---------------------------------------------------------------

Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                   Fee
----------------------------------------------------------------------------
First $500 million                                                     0.80%
----------------------------------------------------------------------------
From $500 million to $1 billion                                        0.75%
----------------------------------------------------------------------------
More than $1 billion                                                   0.70%
----------------------------------------------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.35% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the total annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.35%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.



For the fiscal year ended December 31, 2002, the Adviser received a fee for management services equal to 0.80% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Abigail L. McKenna, Executive Director, Eric J. Baurmeister, Executive Director, and Federico Kaune, Vice President.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

  Class II Prospectus



  Shareholder Information


Shareholder Information



Share Class
This Prospectus offers Class II shares of the Emerging Markets Debt Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights


The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on December 19, 2002. The financial highlights table below also includes information for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares are lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, and for the period from December 19, 2002 to December 31, 2002, has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover of this Prospectus or from your insurance company.




                                                                        Class I                          Class II
                                                     --------------------------------------------   ------------------
                                                                                                           Period from
                                                                Year Ended December 31,             December 19, 2002*
                                                     --------------------------------------------      to December 31,
                                                          2002     2001     2000     1999      1998              2002#
----------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period                    $6.94    $6.91    $6.91    $6.10    $9.67                $7.57
-------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                             0.56     0.64     0.85     0.97     0.85                 0.02
Net Realized and Unrealized Gain (Loss)                  0.08     0.06    (0.06)    0.80    (3.60)               (0.02)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         0.64     0.70     0.79     1.77    (2.75)                   -
-------------------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                   (0.51)   (0.67)   (0.79)   (0.96)   (0.82)               (0.51)
Net Asset Value, End of Period                          $7.07    $6.94    $6.91    $6.91    $6.10                $7.06
-------------------------------------------------------------------------------------------------------------------------
Total Return                                             9.22%   10.10%   11.39%   29.37%  (28.38)%               0.00%++
-------------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                    $113,267  $54,153  $53,526  $31,558  $24,932                $  - @
Ratio of Expenses to Average Net Assets                  1.22%    1.17%    1.40%    1.43%    1.52%                1.27%**
Ratio of Expenses to Average Net Assets Excluding
 Interest Expense                                         N/A      N/A     1.30%    1.30%    1.30%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                  7.77%    8.92%   13.20%   13.79%   10.94%                7.72%**
Portfolio Turnover Rate                                   274%     378%     469%     396%     449%                 274%++
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the
 Period:
  Per Share Benefit to Net Investment Income (Loss)       N/A      N/A    $0.01    $0.03    $0.04                 0.00+
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                          N/A      N/A     1.61%    1.78%    2.05%                1.57%**
  Net Investment Income (Loss) to Average Net
   Assets                                                 N/A      N/A    12.99%   13.43%   10.41%                7.42%**
-------------------------------------------------------------------------------------------------------------------------


*Commencement of operations.


#Per share amounts for the year and period ended December 31 2002 are based on average shares outstanding.


+Amount is less than $0.005 per share.


++Not annualized.


@Amount is less than $500.


**Annualized.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


Emerging Markets Equity Portfolio Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
              Emerging Markets Equity Portfolio
              Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



               Investment Summary
               Emerging Markets Equity Portfolio             1
               -------------------------------------------------
               Additional Risk Factors and Information       3
               -------------------------------------------------

               Fees and Expenses of the Portfolio            5
               -------------------------------------------------
               Fund Management                               6
               -------------------------------------------------
               Shareholder Information                       7
               -------------------------------------------------
               Financial Highlights                          8
               -------------------------------------------------

  Class I Prospectus


  Investment Summary

Emerging Markets Equity Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach
The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process
The Adviser's global strategists analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser emphasizes macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).


Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)
Commenced operations on October 1, 1996

1997    1998     1999    2000     2001    2002
-----  -------  ------  -------  ------  ------
0.52%  -24.34%  95.68%  -39.21%  -6.49%  -8.90%

High Quarter    10/99-12/99       50.22%
------------------------------------------
Low Quarter      7/01-9/01       -22.76%

Average Annual Total Returns (Class I)


(for the calendar periods ended December 31, 2002)


                                                         MSCI
                                            Emerging Emerging
                                             Markets  Markets
                                              Equity     Free
                                           Portfolio    Index
                   Past One Year              -8.90%   -6.17%
                   ------------------------------------------
                   Past Five Years            -5.17%   -4.66%
                   ------------------------------------------
                   Since Inception 10/1/96    -4.39%   -5.77%
                   ------------------------------------------


The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of the developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------


Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Emerging Market Risks
Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not include the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------




2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                            1.25%
-------------------------------------------------
12b-1 Fee                                    None
-------------------------------------------------
Other Expenses                              0.68%
-------------------------------------------------
Total Annual Portfolio Operating Expenses   1.93%
-------------------------------------------------





* This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.75%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.81%. Excluding investment related expenses, the total annual operating expenses after fee waivers and/or expense reimbursements were 1.75%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                         1 Year 3 Years 5 Years 10 Years
       -----------------------------------------------------------------
       Emerging Markets Equity Portfolio   $196    $606  $1,042   $2,254
       -----------------------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              1.25%
                     -------------------------------------
                     From $500 million to $1 billion 1.20%
                     -------------------------------------
                     More than $1 billion            1.15%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.75% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.75%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 1.13% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director, Ruchir Sharma, Managing Director, and Ashutosh Sinha, Managing Director.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Emerging Markets Equity Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The finan-

cial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.






                                                                             Year Ended December 31,
                                                              ---------------------------------------------------
                                                                   2002#       2001       2000       1999      1998
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                             $6.63      $7.09     $13.91      $7.11     $9.45
-------------------------------------------------------------------------------------------------------------------

Income From Investment Operations

Net Investment Income (Loss)                                     (0.03)      0.02      (0.08)     (0.01)     0.06
Net Realized and Unrealized Gain (Loss)                          (0.56)     (0.48)     (5.32)      6.81     (2.36)
-------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                                 (0.59)     (0.46)     (5.40)      6.80     (2.30)
-------------------------------------------------------------------------------------------------------------------

Distributions

Net Investment Income                                                -          -          -      (0.00)+   (0.04)
Net Realized Gain                                                    -          -      (1.38)         -         -
Paid-in Capital                                                      -          -      (0.04)         -         -
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  -          -      (1.42)     (0.00)+   (0.04)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $6.04      $6.63      $7.09     $13.91     $7.11
-------------------------------------------------------------------------------------------------------------------
Total Return                                                     (8.90)%    (6.49)%   (39.21)%    95.68%   (24.34)%
-------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                             $156,915   $152,857   $161,554   $187,124   $36,313
Ratio of Expenses to Average Net Assets                           1.81%      1.85%      1.80%      1.79%     1.95%
Ratio of Expenses to Average Net Assets Excluding Foreign Tax
 Expense                                                          1.75%      1.75%      1.75%      1.75%     1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.40)%     0.24%     (0.81)%    (0.37)%    0.83%
Portfolio Turnover Rate                                            134%       132%        94%       113%      100%
-------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income                     $0.01      $0.02      $0.02      $0.05     $0.11
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                  1.93%      2.12%      1.96%      2.62%     3.45%
  Net Investment Loss to Average Net Assets                      (0.53)%    (0.03)%    (0.96)%    (1.21)%   (0.66)%
-------------------------------------------------------------------------------------------------------------------



+ Amount is less than $0.005 per share.


#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003



The Universal Institutional Funds, Inc.



              Emerging Markets Equity Portfolio
              Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.


Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary
Emerging Markets Equity Portfolio             1
-------------------------------------------------
Additional Risk Factors and Information       3
-------------------------------------------------

Fees and Expenses of the Portfolio            5
-------------------------------------------------
Fund Management                               6
-------------------------------------------------
Shareholder Information                       7
-------------------------------------------------
Financial Highlights                          8
-------------------------------------------------

  Class II Prospectus

  Investment Summary

Emerging Markets Equity Portfolio


Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach
The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process
The Adviser's global strategists analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser emphasizes macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified of any changes. The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).


Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)*
Commenced operations on October 1, 1996

1997    1998     1999    2000     2001    2002
-----  -------  ------  -------  ------  ------
0.52%  -24.34%  95.68%  -39.21%  -6.49%  -8.90%

High Quarter    10/99-12/99       50.22%
------------------------------------------
Low Quarter      7/01-9/01       -22.76%


Average Annual Total Returns (Class I)*


(for the calendar periods ended December 31, 2002)


                                      MSCI
                         Emerging Emerging
                          Markets  Markets
                           Equity     Free
                        Portfolio    Index
Past One Year              -8.90%   -6.17%
------------------------------------------
Past Five Years            -5.17%   -4.66%
------------------------------------------
Since Inception 10/1/96    -4.39%   -5.77%
------------------------------------------



* The Fund commenced offering Class II shares of the Portfolio on January 10, 2003. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of the developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Emerging Market Risks
Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class II Prospectus

  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



               Management Fees*                            1.25%
               -------------------------------------------------
               12b-1 Fee*                                  0.35%
               -------------------------------------------------
               Other Expenses                              0.68%
               -------------------------------------------------
               Total Annual Portfolio Operating Expenses   2.28%
               -------------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.86%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.







Example



                                         1 Year 3 Years 5 Years 10 Years
       -----------------------------------------------------------------
       Emerging Markets Equity Portfolio   $231    $712  $1,220   $2,615
       -----------------------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              1.25%
                     -------------------------------------
                     From $500 million to $1 billion 1.20%
                     -------------------------------------
                     More than $1 billion            1.15%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 1.13% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director, Ruchir Sharma, Managing Director, and Ashutosh Sinha, Managing Director.




Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

  Class II Prospectus

  Shareholder Information

Shareholder Information



Share Class
This Prospectus offers Class II shares of the Emerging Markets Equity Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights



The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on January 10, 2003. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                             Year Ended December 31,
                                                              ---------------------------------------------------
                                                                   2002#       2001       2000       1999      1998
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                             $6.63      $7.09     $13.91      $7.11     $9.45
-------------------------------------------------------------------------------------------------------------------

Income From Investment Operations

Net Investment Income (Loss)                                     (0.03)      0.02      (0.08)     (0.01)     0.06
Net Realized and Unrealized Gain (Loss)                          (0.56)     (0.48)     (5.32)      6.81     (2.36)
-------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                                 (0.59)     (0.46)     (5.40)      6.80     (2.30)
-------------------------------------------------------------------------------------------------------------------

Distributions

Net Investment Income                                                -          -          -      (0.00)+   (0.04)
Net Realized Gain                                                    -          -      (1.38)         -         -
Paid-in Capital                                                      -          -      (0.04)         -         -
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  -          -      (1.42)     (0.00)+   (0.04)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $6.04      $6.63      $7.09     $13.91     $7.11
-------------------------------------------------------------------------------------------------------------------
Total Return                                                     (8.90)%    (6.49)%   (39.21)%    95.68%   (24.34)%
-------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                             $156,915   $152,857   $161,554   $187,124   $36,313
Ratio of Expenses to Average Net Assets                           1.81%      1.85%      1.80%      1.79%     1.95%
Ratio of Expenses to Average Net Assets Excluding Foreign Tax
 Expense                                                          1.75%      1.75%      1.75%      1.75%     1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.40)%     0.24%     (0.81)%    (0.37)%    0.83%
Portfolio Turnover Rate                                            134%       132%        94%       113%      100%
-------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income                     $0.01      $0.02      $0.02      $0.05     $0.11
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                  1.93%      2.12%      1.96%      2.62%     3.45%
  Net Investment Loss to Average Net Assets                      (0.53)%    (0.03)%    (0.96)%    (1.21)%   (0.66)%
-------------------------------------------------------------------------------------------------------------------



+ Amount is less than $0.005 per share.


#Per Share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Equity Growth Portfolio
              Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Managment

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  Equity Growth Portfolio                 1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------
                  Financial Highlights                    7
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Equity Growth Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. The Adviser emphasizes individual security selection.


Process
The Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results, in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.
                                    [CHART]

Performance (Class I)
Commenced operations on January 2, 1997

 1997    1998    1999    2000     2001     2002
------  ------  ------  -------  -------  -------
33.05%  19.29%  39.45%  -11.75%  -15.17%  -27.81%

High Quarter   10/98-12/98    22.57%
--------------------------------------
Low Quarter     7/02-9/02    -31.81%


                  Average Annual Total Returns (Class I)
                  (for the calendar periods ended December 31, 2002)
                                           Equity Growth   S&P 500
                                               Portfolio     Index
                  Past One Year                  -27.81%   -22.09%
                  --------------------------------------------------
                  Past Five Years                - 2.11%   - 0.58%
                  --------------------------------------------------
                  Since Inception 1/2/97           3.04%     4.49%
                  --------------------------------------------------


The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, underlying securities represented by depositary receipts generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------




This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





Management Fees*                          0.55%
-----------------------------------------------
12b-1 Fee                                  None
-----------------------------------------------
Other Expenses                            0.40%
-----------------------------------------------
Total Annual Portfolio Operating Expenses 0.95%
-----------------------------------------------





* This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%.



In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waiver and/or expense reimbursement, the total annual operating expenses incurred by investors were 0.85%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.



Example



                                    1 Year 3 Years 5 Years 10 Years
            -------------------------------------------------------
            Equity Growth Portfolio    $97    $303    $525   $1,166
            -------------------------------------------------------

  Class I Prospectus


  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Andersen", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                     Fee
----------------------------------------------
First $500 million                       0.55%
----------------------------------------------
From $500 million to $1 billion          0.50%
----------------------------------------------
More than $1 billion                     0.45%
----------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.45% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Large Cap Growth Team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director.

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Equity Growth Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.





                                                                          Year Ended December 31,
                                                            --------------------------------------------------
                                                                2002#       2001          2000       1999      1998
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                         $14.20     $16.76        $20.31     $15.10    $12.74
-------------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   0.02      (0.00)+       (0.02)     (0.02)     0.02
Net Realized and Unrealized Gain (Loss)                       (3.97)     (2.54)        (2.28)      5.93      2.43
-------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (3.95)     (2.54)        (2.30)      5.91      2.45
-------------------------------------------------------------------------------------------------------------------


Distributions from and/or in excess of:

Net Investment Income                                         (0.02)         -             -      (0.02)        -
Net Realized Gain                                                 -      (0.02)        (1.25)     (0.68)    (0.09)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.02)     (0.02)        (1.25)     (0.70)    (0.09)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.23     $14.20        $16.76     $20.31    $15.10
-------------------------------------------------------------------------------------------------------------------
Total Return                                                 (27.81)%   (15.17)%      (11.75)%    39.45%    19.29%
-------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $84,429   $128,775      $174,430   $138,575   $56,215
Ratio of Expenses to Average Net Assets                        0.85%      0.85%         0.85%      0.85%     0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets    0.18%     (0.01)%       (0.10)%    (0.11)%    0.28%
Portfolio Turnover Rate                                         142%        96%           70%        87%      149%
-------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.01      $0.01         $0.02      $0.05     $0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               0.95%      0.91%         0.92%      1.11%     1.31%
  Net Investment Income (Loss) to Average Net Assets           0.08%     (0.07)%       (0.17)%    (0.37)%   (0.18)%
-------------------------------------------------------------------------------------------------------------------





#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.


+ Amount is less than $0.005 per share.

  Class I Prospectus


  Financial Highlights

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.
Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus



  May 1, 2003


The Universal Institutional Funds, Inc.


              Equity Growth Portfolio
              Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or

Morgan Stanley Asset Management


--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  Equity Growth Portfolio                 1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------
                  Financial Highlights                    7
                  -------------------------------------------

  Class II Prospectus


  Investment Summary

Equity Growth Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. The Adviser emphasizes individual security selection.


Process
The Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results, in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)*
Commenced operations on January 2, 1997

 1997    1998    1999     2000     2001      2002
------  ------  ------   -------  -------   -------
33.05%  19.29%  39.45%   -11.75%  -15.17%   -27.81%

High Quarter     10/98-12/98    22.57%
--------------------------------------
Low Quarter       7/02-9/02    -31.81%


                  Average Annual Total Returns (Class I)*
                  (for the calendar periods ended December 31, 2002)
                                           Equity Growth   S&P 500
                                               Portfolio     Index
                  Past One Year                  -27.81%   -22.09%
                  --------------------------------------------------
                  Past Five Years                - 2.11%   - 0.58%
                  --------------------------------------------------
                  Since Inception 1/2/97           3.04%     4.49%
                  --------------------------------------------------



* The Fund commenced offering Class II shares of the Portfolio on May 1, 2003. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These 500 companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, underlying securities represented by depositary receipts generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and

  Class II Prospectus


  Investment Summary


Additional Risk Factors and Information (Cont'd)



of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------

2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.55%
                -----------------------------------------------
                12b-1 Fee*                                0.35%
                -----------------------------------------------
                Other Expenses                            0.40%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.30%
                -----------------------------------------------





 This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.10%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                    1 Year 3 Years 5 Years 10 Years
            -------------------------------------------------------
            Equity Growth Portfolio   $132    $412    $713   $1,568
            -------------------------------------------------------

  Class II Prospectus



  Fund Management


Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Andersen", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.55%
                     -------------------------------------
                     From $500 million to $1 billion 0.50%
                     -------------------------------------
                     More than $1 billion            0.45%
                     -------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.10% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.10%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.



For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.45% of the Portfolio's average daily net assets.



Portfolio Management



The Portfolio's assets are managed by the Large Cap Growth Team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director.



Distribution Plan



The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.



Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information




Share Class


This Prospectus offers Class II shares of the Equity Growth Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

  Class II Prospectus



  Financial Highlights


Financial Highlights



The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on May 1, 2003. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.



                                                                          Year Ended December 31,
                                                            --------------------------------------------------
                                                                2002#       2001       2000       1999      1998
----------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                         $14.20     $16.76     $20.31     $15.10    $12.74
----------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   0.02      (0.00)+    (0.02)     (0.02)     0.02
Net Realized and Unrealized Gain (Loss)                       (3.97)     (2.54)     (2.28)      5.93      2.43
----------------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (3.95)     (2.54)     (2.30)      5.91      2.45
----------------------------------------------------------------------------------------------------------------


Distributions from and/or in excess of:

Net Investment Income                                         (0.02)         -          -      (0.02)        -
Net Realized Gain                                                 -      (0.02)     (1.25)     (0.68)    (0.09)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.02)     (0.02)     (1.25)     (0.70)    (0.09)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.23     $14.20     $16.76     $20.31    $15.10
----------------------------------------------------------------------------------------------------------------
Total Return                                                 (27.81)%   (15.17)%   (11.75)%    39.45%    19.29%
----------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $84,429   $128,775   $174,430   $138,575   $56,215
Ratio of Expenses to Average Net Assets                        0.85%      0.85%      0.85%      0.85%     0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets    0.18%     (0.01)%    (0.10)%    (0.11)%    0.28%
Portfolio Turnover Rate                                         142%        96%        70%        87%      149%
----------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.01      $0.01      $0.02      $0.05     $0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               0.95%      0.91%      0.92%      1.11%     1.31%
  Net Investment Income (Loss) to Average Net Assets           0.08%     (0.07)%    (0.17)%    (0.37)%   (0.18)%
----------------------------------------------------------------------------------------------------------------


#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

+Amount is less than $0.005 per share.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003


The Universal Institutional Funds, Inc.


              Equity and Income Portfolio

              Capital appreciation and current income.


Investment Adviser
Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  Equity and Income Portfolio             1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      6
                  -------------------------------------------
                  Fund Management                         7
                  -------------------------------------------
                  Shareholder Information                 8
                  -------------------------------------------

  Class II Prospectus

  Investment Summary


Equity and Income Portfolio




Objective
The Portfolio seeks both capital appreciation and current income.

Approach

The Adviser seeks to achieve the Portfolio's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities. Investment grade securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service, Inc. or unrated securities determined by the Adviser to be of comparable quality. This policy does not apply to convertible securities which are selected primarily on the basis of their equity characteristics. The composition of the Portfolio's holdings will vary over time based upon evaluations of economic conditions by the Adviser and its belief about which securities would best accomplish the Portfolio's investment objectives.


Process
The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing equity securities which may include without limitation dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Portfolio accrues income for tax and accounting purposes, but receives no cash).

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.


The Portfolio intends to diversify its investments among various industries, although the Portfolio may invest up to 25% of its total assets in a particular industry at any one time. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity and income securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).


The Portfolio invests in many fixed income securities that are rated investment grade or are not rated, but are of equivalent quality. Thus, investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in fixed income securities. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.


The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Investing in foreign countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

While the Adviser focuses on larger size companies, the Portfolio may invest in the equity securities of any size company. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Fund invests in small-and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.




Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information

[SIDENOTE]



This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.



--------------------------------------------------------------------------------


Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less inform-ation available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.




Derivatives and Other Investments


The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.



A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contracts agreed upon by the parties at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market (e.g. stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.



Risks of Derivatives


The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.



To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.



Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.


Futures and Options
The Portfolio may, but is not required to, use various investment strategic transactions, including options, futures contracts and options on futures contracts, in several different ways depending upon the status of the Portfolio's investments and the expectations of the Portfolio's investment adviser concerning the securities markets. Although the Portfolio's investment adviser seeks to use these transactions to further the Portfolio's investment objective, no assurance can be given that the use of these transactions will achieve this result.

In times of stable or rising securities prices, the Portfolio generally seeks to be fully invested. Even when the Portfolio is fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Portfolio may also have cash on hand that has not yet been invested. The portion of the Portfolio's assets that is invested in cash or cash equivalents does not fluctuate with overall market prices, so that, in times of rising market prices, the Portfolio may under perform the market in proportion to the amount of cash or cash equivalents in its portfolio. By purchasing index futures contracts, however, the Portfolio can compensate for the cash portion of its assets.


If the Adviser forecasts a market decline, the Portfolio may seek to reduce its exposure to the securities markets by increasing its cash position. By selling index futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Portfolio's portfolio securities. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the Portfolio could then liquidate securities in a more deliberate manner, reducing its futures contracts position simultaneously to maintain the desired balance, or it could maintain the hedged position.


The Portfolio can engage in options transactions on securities, indices or on futures contracts to attempt to manage the Portfolio's risk in advancing or declining markets. For example, the value of a put option generally increases as the value of the underlying security declines. Value is protected against a market decline to the degree the performance of the put correlates with the performance of the Portfolio's investment portfolio. If the market remains stable or advances, the Portfolio can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

The Portfolio is authorized to purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.

In certain cases, the options and futures contracts markets provide investment or risk management

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information (Cont'd)


opportunities that are not available from direct investments in underlying securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures contracts markets rather than purchasing or selling portfolio securities. However, such transactions involve risks different from those involved with direct investments in underlying securities. For example, there may be imperfect correlation between the value of the instruments and the underlying assets. In addition, the use of these transactions includes the risks of default by the other party to certain transactions. The Portfolio may incur losses in using these transactions that partially or completely offset gains in portfolio positions. These transactions may not be liquid and involve manager risk. In addition, such transactions may involve commissions and other costs, which may increase the Portfolio's expenses and reduce its return.

Investment Discretion
In pursuing the Portfolio's investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------

2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



               Management Fees*                            0.60%
               -------------------------------------------------
               12b-1 Fee*                                  0.35%
               -------------------------------------------------
               Other Expenses**                            0.52%
               -------------------------------------------------
               Total Annual Portfolio Operating Expenses   1.47%
               -------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waivers. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.00%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



**"Other Expenses" have been estimated.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                               1 Year 3 Years
                   ------------------------------------------
                   Equity and Income Portfolio   $150    $465
                   ------------------------------------------

  Class II Prospectus


  Fund Management

Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.60%
                     -------------------------------------
                     From $500 million to $1 billion 0.55%
                     -------------------------------------
                     More than $1 billion            0.50%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.00% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.00%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The equity portion of the Portfolio's assets is managed by the Equity Income Team. The fixed income portion of the Portfolio's assets is managed by the Taxable Fixed Income Team. Current members of the Equity Income Team include James Gilligan, Managing Director, James Roeder, Vice President, Sergio Marcheli, Vice President, Catherine Maniscalco Avery, Vice President, Thomas Bastian, Vice President, and Vincent Vizachero, Senior Associate.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information



Share Class



This Prospectus offers Class II shares of the Equity and Income Portfolio. The Fund does not currently offer Class I shares but may do so in the future.
Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003


The Universal Institutional Funds, Inc.



              Global Franchise Portfolio

              Long-term capital appreciation.



Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents





                  Investment Summary
                  Global Franchise Portfolio              1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------

  Class II Prospectus

  Investment Summary

Global Franchise Portfolio



Objective
The Portfolio seeks long-term capital appreciation.

Approach
The Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.
Process
The Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. The Portfolio may also invest in the equity securities of any size company. While the Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.




Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information


[SIDENOTE]
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
To the extent that the Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolio's securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Markets Risks
Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contracts agreed upon by the parties at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information (Cont'd)


contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market (e.g. stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.
Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class II)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.80%
                -----------------------------------------------
                12b-1 Fee*                                0.35%
                -----------------------------------------------
                Other Expenses**                          0.45%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.60%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.20%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



**"Other Expenses" have been estimated.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                              1 Year 3 Years
                   -----------------------------------------
                   Global Franchise Portfolio   $163    $505
                   -----------------------------------------

  Class II Prospectus

  Fund Management

Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                               Fee
--------------------------------------------------------
First $500 million                                 0.80%
--------------------------------------------------------
From $500 million to $1 billion                    0.75%
--------------------------------------------------------
More than $1 billion                               0.70%
--------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.20% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.20%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Global Franchise Team. Current members of the team include Hassan Elmasry, Executive Director, and Paras Dodhia, Senior Associate.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information




Share Class




This Prospectus offers Class II shares of the Global Franchise Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Global Value Equity Portfolio
              Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  Global Value Equity Portfolio           1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      5
                  -------------------------------------------
                  Fund Management                         6
                  -------------------------------------------
                  Shareholder Information                 7
                  -------------------------------------------
                  Financial Highlights                    8
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Global Value Equity Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Approach
The Adviser seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

Process
The Adviser selects securities for investment primarily from a universe of issuers in developed markets. The Adviser expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Adviser conducts an investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


               [CHART]

Performance (Class I)
Commenced operations on January 2, 1997

 1997    1998   1999    2000    2001    2002
------  ------  -----  ------  ------  ------
20.04%  13.47%  4.10%  11.46%  -7.04%  -16.87

High Quarter   10/98 - 12/98   15.65%
--------------------------------------
Low Quarter    7/02 - 9/02    -20.66%


Average Annual Total Returns (Class I)


(for the calendar periods ended December 31, 2002)


                                              Global
                                               Value    MSCI
                                              Equity   World
                                           Portfolio   Index
                    Past One Year            -16.87% -19.89%
                    ----------------------------------------
                    Past Five Years            0.35%  -2.11%
                    ----------------------------------------
                    Since Inception 1/2/97     3.39%   0.79%
                    ----------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The Morgan Stanley Capital International ("MSCI") World Index is an unmanaged index of common stocks designed to measure international equity market performance. The MSCI World Index includes securities representative of the market structure of over 20 developed market countries in North America, Europe and the Asia/Pacific Region. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------


Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtain ing and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus



  Fees and Expenses of the Portfolio



Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                                               0.80%
--------------------------------------------------------------------
12b-1 Fee                                                       None
--------------------------------------------------------------------
Other Expenses                                                 0.47%
--------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                      1.27%
--------------------------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.15%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.15%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example





                                       1 Year 3 Years 5 years 10 Years
         -------------------------------------------------------------
         Global Value Equity Portfolio   $129    $403    $697   $1,534
         -------------------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.80%
                     -------------------------------------
                     From $500 million to $1 billion 0.75%
                     -------------------------------------
                     More than $1 billion            0.70%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.68% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Global Value Team. Current members of the team include Frances Campion, Managing Director, Paul G. Boyne, Executive Director, and Emilio Alvarez, Executive Director.

  Class I Prospectus



  Shareholder Information


Shareholder Information




Share Class


This Prospectus offers Class I shares of the Global Value Equity Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 30, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                     Year Ended December 31,
                                                          ---------------------------------------------
                                                              2002#       2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                       $12.13     $13.19    $12.88   $13.14   $11.74
---------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                 0.10       0.10      0.18     0.14     0.10
Net Realized and Unrealized Gain (Loss)                     (2.15)     (1.03)     1.27     0.38     1.48
---------------------------------------------------------------------------------------------------------
Total From Investment Operations                            (2.05)     (0.93)     1.45     0.52     1.58
---------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                       (0.13)     (0.13)    (0.27)   (0.16)   (0.09)
Net Realized Gain                                           (0.11)         -     (0.87)   (0.62)   (0.09)
---------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.24)     (0.13)    (1.14)   (0.78)   (0.18)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $9.84     $12.13    $13.19   $12.88   $13.14
---------------------------------------------------------------------------------------------------------
Total Return                                               (16.87)%    (7.04)%   11.46%    4.10%   13.47%
---------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                         $76,180    $70,422   $57,664  $48,891  $43,553
Ratio of Expenses to Average Net Assets                      1.15%      1.15%     1.15%    1.15%    1.15%
Ratio of Net Investment Income to Average Net Assets         0.95%      0.87%     1.35%    1.10%    1.03%
Portfolio Turnover Rate                                        35%        35%       58%      40%      22%
---------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)         $0.01      $0.02     $0.04    $0.04    $0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                             1.27%      1.28%     1.43%    1.48%    1.63%
  Net Investment Income (Loss) to Average Net Assets         0.83%      0.74%     1.07%    0.77%    0.56%
---------------------------------------------------------------------------------------------------------





#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where To Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              High Yield Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


               Investment Summary
               High Yield Portfolio                          1
               -------------------------------------------------
               Additional Risk Factors and Information       3
               -------------------------------------------------

               Fees and Expenses of the Portfolio            6
               -------------------------------------------------
               Fund Management                               7
               -------------------------------------------------
               Shareholder Information                       8
               -------------------------------------------------
               Financial Highlights                          9
               -------------------------------------------------

  Class I Prospectus


  Investment Summary

High Yield Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Approach

The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest, to a limited extent, in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.


Process
The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that it believes have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio seeks to maintain a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high yield securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with high yield securities. High yield securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest.



Changes in the value of high yield securities are influ- enced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.



                                    [CHART]

Performance (Class I)
Commenced operations on January 2, 1997

 1997   1998   1999    2000     2001    2002
------  -----  -----  -------  ------  ------
13.53%  4.80%  7.10%  -10.59%  -4.61%  -7.13%

High Quarter    4/97-6/97        5.91%
--------------------------------------
Low Quarter     7/02-9/02      -12.61%


Average Annual Total Return (Class I)


(for the calendar periods ended December 31, 2002)



                                                 CS First Boston
                                      High Yield      High Yield
                                       Portfolio           Index
               Past One Year              -7.13%           3.10%
               -------------------------------------------------
               Past Five Years            -2.33%           1.44%
               -------------------------------------------------
               Since Inception 1/2/97      0.15%           3.21%
               -------------------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Fixed Income Securities
A portion of the Portfolio's assets may be invested in investment grade fixed income securities. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.


CMOs and SMBSs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered
Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Port-folio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)



Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.50%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses                            0.49%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 0.99%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.80%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 0.80%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              High Yield Portfolio   $101    $315    $547   $1,213
              ----------------------------------------------------

  Class I Prospectus



  Fund Management


Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen"or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Advisor, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                   Fee
----------------------------------------------------------------------------
First $500 million                                                     0.50%
----------------------------------------------------------------------------
From $500 million to $1 billion                                        0.45%
----------------------------------------------------------------------------
More than $1 billion                                                   0.40%
----------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.31% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Gordon W. Loery, Executive Director, Joshua Givelber, Vice President, and Chad Liu, Vice President.

Shareholder Information



This Prospectus offers Class I shares of the High Yield Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class I Prospectus


  Financial Highlights

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001, and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                        Year Ended December 31,
                                                            ----------------------------------------------
                                                                2002#      2001         2000     1999     1998
--------------------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $6.73     $7.96       $10.24    $10.35   $10.59
--------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   0.57      0.87         1.10      0.80     0.63
Net Realized and Unrealized Gain (Loss)                       (1.05)    (1.24)       (2.18)    (0.07)   (0.13)
--------------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (0.48)    (0.37)       (1.08)     0.73     0.50
--------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                         (0.60)    (0.86)       (1.20)    (0.84)   (0.62)
Net Realized Gain                                                 -         -            -         -    (0.12)
Return of Capital                                             (0.01)        -            -         -        -
--------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.61)    (0.86)       (1.20)    (0.84)   (0.74)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $5.64     $6.73        $7.96    $10.24   $10.35
--------------------------------------------------------------------------------------------------------------
Total Return                                                  (7.13)%   (4.61)%     (10.59)%    7.10%    4.80%
--------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $41,352   $52,422      $53,670   $59,840  $33,059
Ratio of Expenses to Average Net Assets                        0.80%     0.80%        0.80%     0.80%    0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets    8.95%    10.78%       11.10%     8.70%    8.42%
Portfolio Turnover Rate                                          73%       47%          37%       28%      48%
--------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.01     $0.00+       $0.02     $0.03    $0.03

Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               0.99%     0.83%        1.04%     1.11%    1.15%
  Net Investment Income (Loss) to Average Net Assets           8.76%    10.75%       10.86%     8.40%    8.07%
--------------------------------------------------------------------------------------------------------------





+Amount is less than $0.005 per share.




#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus



  May 1, 2003


The Universal Institutional Funds, Inc.


              High Yield Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------
Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



               Investment Summary
               High Yield Portfolio                          1
               -------------------------------------------------
               Additional Risk Factors and Information       3
               -------------------------------------------------

               Fees and Expenses of the Portfolio            6
               -------------------------------------------------
               Fund Management                               7
               -------------------------------------------------
               Shareholder Information                       8
               -------------------------------------------------
               Financial Highlights                          9
               -------------------------------------------------

  Class II Prospectus


  Investment Summary

High Yield Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Approach

The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest, to a limited extent, in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.


Process
The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that it believes have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio seeks to maintain a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high yield securities. This policy may be changed, without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with high yield securities. High yield securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest.

Changes in the value of high yield securities are influ- enced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)*
Commenced operations on January 2, 1997

 1997   1998   1999    2000     2001    2002
------  -----  -----  -------  ------  ------
13.53%  4.80%  7.10%  -10.59%  -4.61%  -7.13%

High Quarter    4/97-6/97        5.91%
--------------------------------------
Low Quarter     7/02-9/02      -12.61%



Average Annual Total Return (Class I)*


(for the calendar periods ended December 31, 2002)


                                                 CS First Boston
                                      High Yield      High Yield
                                       Portfolio           Index
               Past One Year              -7.13%           3.10%
               -------------------------------------------------
               Past Five Years            -2.33%           1.44%
               -------------------------------------------------
               Since Inception 1/2/97      0.15%           3.21%
               -------------------------------------------------




*The Fund commenced offering Class II shares of the Portfolio on May 1, 2003.
 The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Fixed Income Securities
A portion of the Portfolio's assets may be invested in investment grade fixed income securities. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.


CMOs and SMBSs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered
Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Port-folio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

  Class II Prospectus


  Investment Summary


Additional Risk Factors and Information (Cont'd)



Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's perfor-
 mance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.50%
                -----------------------------------------------
                12b-1 Fee*                                0.35%
                -----------------------------------------------
                Other Expenses                            0.49%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.34%
                -----------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.00%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              High Yield Portfolio   $136    $425    $734   $1,613
              ----------------------------------------------------

  Class II Prospectus


  Fund Management


Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Advisor, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                   Fee
----------------------------------------------------------------------------
First $500 million                                                     0.50%
----------------------------------------------------------------------------
From $500 million to $1 billion                                        0.45%
----------------------------------------------------------------------------
More than $1 billion                                                   0.40%
----------------------------------------------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.00% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.00%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.



For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.31% of the Portfolio's average daily net assets.



Portfolio Management



The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Gordon W. Loery, Executive Director, Joshua Givelber, Vice President, and Chad Liu, Vice President.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.15% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information



Share Class
This Prospectus offers Class II shares of the High Yield Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares
The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio.
In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class II Prospectus

  Financial Highlights

Financial Highlights



The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on May 1, 2003. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                        Year Ended December 31,
                                                            ----------------------------------------------
                                                                2002#      2001      2000     1999     1998
-----------------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $6.73     $7.96    $10.24    $10.35   $10.59
-----------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   0.57      0.87      1.10      0.80     0.63
Net Realized and Unrealized Gain (Loss)                       (1.05)    (1.24)    (2.18)    (0.07)   (0.13)
-----------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (0.48)    (0.37)    (1.08)     0.73     0.50
-----------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                         (0.60)    (0.86)    (1.20)    (0.84)   (0.62)
Net Realized Gain                                                 -         -         -         -    (0.12)
Return of Capital                                             (0.01)        -         -         -        -
-----------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.61)    (0.86)    (1.20)    (0.84)   (0.74)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $5.64     $6.73     $7.96    $10.24   $10.35
-----------------------------------------------------------------------------------------------------------
Total Return                                                  (7.13)%   (4.61)%  (10.59)%    7.10%    4.80%
-----------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $41,352   $52,422   $53,670   $59,840  $33,059
Ratio of Expenses to Average Net Assets                        0.80%     0.80%     0.80%     0.80%    0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets    8.95%    10.78%    11.10%     8.70%    8.42%
Portfolio Turnover Rate                                          73%       47%       37%       28%      48%
-----------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.01     $0.00+    $0.02     $0.03    $0.03

Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               0.99%     0.83%     1.04%     1.11%    1.15%
  Net Investment Income (Loss) to Average Net Assets           8.76%    10.75%    10.86%     8.40%    8.07%
-----------------------------------------------------------------------------------------------------------







+Amount is less than $0.005 per share.




#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              International Fixed Income Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in investment grade foreign bonds.

Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management




--------------------------------------------------------------------------------
Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  International Fixed Income Portfolio    1
                  -------------------------------------------
                  Additional Risk Factors And Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      6
                  -------------------------------------------
                  Fund Management                         7
                  -------------------------------------------
                  Shareholder Information                 8
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

International Fixed Income Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in investment grade foreign bonds.

Approach
The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the United States. The Portfolio may invest, to a limited degree, in high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams evaluate the relative attractiveness of foreign government, corporate, mortgage and asset-backed securities and collateralized mortgage obligations ("CMOs"). The Adviser relies upon value measures, particularly the relative attractiveness of securities issued by foreign governments, against those of corporations and other private entities. The Adviser also measures various types of risk, by monitoring interest rates, the shape of the yield curve, credit risk, country risk and currency valuations. Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities of issuers outside the U.S. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks of investing in investment grade international fixed income securities in the hope of achieving above average total return. Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.


Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.


There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------


Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Asset-Backed Securities
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)




A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.


If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolio may enter into swap transactions which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.


Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR (London Inter-Bank Offered Rate)) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid.



CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often as a multiple) to another specified floating rate, such as LIBOR. If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

  Class I Prospectus



  Investment Summary



Additional Risk Factors and Information (Cont'd)




Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium- term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.



Portfolio Turnover


Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.50%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses**                          0.51%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.01%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.80%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                                   1 Year 3 Years
              ---------------------------------------------------
              International Fixed Income Portfolio   $103    $322
              ---------------------------------------------------

  Class I Prospectus



  Fund Management


Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.




Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.50%
                     -------------------------------------
                     From $500 million to $1 billion 0.45%
                     -------------------------------------
                     More than $1 billion            0.40%
                     -------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include J. David Germany, Managing Director, Michael B. Kushma, Executive Director, Paul F. O'Brien, Executive Director, W. David Armstrong, Managing Director.

  Class I Prospectus


  Investment Summary

Shareholder Information



Share Class


This Prospectus offers Class I Shares of the International Fixed Income Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003 which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              International Magnum Portfolio
              Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------
Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



               Investment Summary
               International Magnum Portfolio                1
               -------------------------------------------------
               Additional Risk Factors and Information       3
               -------------------------------------------------

               Fees and Expenses of the Portfolio            5
               -------------------------------------------------
               Fund Management                               6
               -------------------------------------------------
               Shareholder Information                       7
               -------------------------------------------------
               Financial Highlights                          8
               -------------------------------------------------

  Class I Prospectus


  Investment Summary

International Magnum Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Approach
The Adviser seeks to achieve capital appreciation by investing primarily in equity securities of issuers in EAFE countries, which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental stock selection.

Process
The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo and Singapore. The New York-based portfolio management team decides the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Adviser's Asset Allocation Group, which is made up of several of the Adviser's senior investment officers. Once allocations to Europe, Japan and Asia have been determined, overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be attractively valued. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). However, the Portfolio also may invest up to 5% of its assets in countries not included in the MSCI EAFE Index, including emerging market countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers.

As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                 [CHART]

Performance (Class I)
Commenced operations on January 2, 1997

1997   1998    1999     2000      2001     2002
-----  -----  ------  --------   ------  -------
7.31%  8.97%  25.19%  -12.45%   -19.29%  -16.81%

High Quarter    1/98-3/98         13.97%
----------------------------------------
Low Quarter     7/02-9/02        -21.25%



Average Annual Total Return (Class I)


(for the calendar periods ended December 31, 2002)


                                         International
                                                Magnum MSCI EAFE
                                             Portfolio     Index
Past One Year                                  -16.81%   -15.94%
----------------------------------------------------------------
Past Five Years                                - 4.32%   - 2.89%
----------------------------------------------------------------
Since Inception 1/2/97                         - 2.47%   - 1.97%
----------------------------------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The Morgan Stanley Capital International ("MSCI") EAFE Index is an unmanaged index of common stocks of issuers located in Europe, Australasia and the Far East. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus


  Fees and Expenses of the Portfolio



Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------



2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



Management Fees*                                                            0.80%
---------------------------------------------------------------------------------
12b-1 Fee                                                                    None
---------------------------------------------------------------------------------
Other Expenses                                                              0.59%
---------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                   1.39%
---------------------------------------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.15%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.15%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                        1 Year 3 Years 5 Years 10 Years
         --------------------------------------------------------------
         International Magnum Portfolio   $142    $440    $761   $1,669
         --------------------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                   Assets                                Fee
                   -----------------------------------------
                   First $500 million                  0.80%
                   -----------------------------------------
                   From $500 million to $1 billion     0.75%
                   -----------------------------------------
                   More than $1 billion                0.70%
                   -----------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.56% of the Portfolio's average daily net assets.


Portfolio Management

The Portfolio's assets are managed by the International Magnum Team. Francine
J. Bovich, Managing Director, is a current member of that team.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the International Magnum Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                        Year Ended December 31,
                                                            ----------------------------------------------
                                                                2002#      2001       2000     1999     1998
------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                          $9.46    $11.78     $13.89    $11.23   $10.38
------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   0.07      0.10       0.10      0.12     0.12
Net Realized and Unrealized Gain (Loss)                       (1.66)    (2.37)     (1.81)     2.70     0.81
------------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (1.59)    (2.27)     (1.71)     2.82     0.93
------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                         (0.09)    (0.05)     (0.09)    (0.10)   (0.04)
Net Realized Gain                                                 -         -      (0.31)    (0.06)   (0.04)
------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.09)    (0.05)     (0.40)    (0.16)   (0.08)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $7.78     $9.46     $11.78    $13.89   $11.23
------------------------------------------------------------------------------------------------------------
Total Return                                                 (16.81)%  (19.29)%   (12.45)%   25.19%    8.97%
------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $69,674   $58,807    $67,588   $63,332  $44,062
Ratio of Expenses to Average Net Assets                        1.15%     1.16%      1.18%     1.16%    1.15%
Ratio of Expenses to Average Net Assets Excluding
 Interest Expense                                               N/A      1.15%      1.15%     1.15%     N/A
Ratio of Net Investment Income (Loss) to Average Net Assets    0.77%     0.97%      0.80%     1.10%    1.22%
Portfolio Turnover Rate                                          54%       48%        52%       59%      36%
------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.02     $0.02      $0.04     $0.05    $0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               1.39%     1.34%      1.48%     1.67%    1.80%
  Net Investment Income (Loss) to Average Net Assets           0.53%     0.79%      0.50%     0.59%    0.58%
------------------------------------------------------------------------------------------------------------




#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.


N/A Notapplicable during the period indicated.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003


The Universal Institutional Funds, Inc.


              Investment Grade Fixed Income Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities.




Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management


--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  Investment Grade Fixed Income Portfolio 1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      5
                  -------------------------------------------
                  Fund Management                         6
                  -------------------------------------------
                  Shareholder Information                 7
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Investment Grade Fixed Income Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities.

Approach

The Portfolio invests primarily in a diversified mix of dollar denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark, the Salomon Broad Investment Grade Index. The Portfolio invests exclusively in securities that carry an investment grade rating at the time of purchase, and may invest opportunistically in non-dollar denominated securities. The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps, and other derivatives in managing the Portfolio.


Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams evaluate the relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk, by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in investment grade fixed income securities. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities in the hope of earning above average total return. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.


There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.


If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolio may enter into swap transactions which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.


Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR (London Inter-Bank Offered Rate)) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid.


CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR. If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in for-eign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.


Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class I Prospectus




Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







                Management Fees*                          0.40%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses**                          0.49%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 0.89%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.80%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                                     1 Year 3 Years
             ------------------------------------------------------
             Investment Grade Fixed Income Portfolio    $91    $284
             ------------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.




Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.40%
                     -------------------------------------
                     From $500 million to $1 billion 0.35%
                     -------------------------------------
                     More than $1 billion            0.30%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Thomas L. Bennett, Managing Director, and Scott Richard, Managing Director.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Investment Grade Fixed Income Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003


The Universal Institutional Funds, Inc.


              Latin American Portfolio
              Long-term capital appreciation by investing primarily in growth-oriented equity securities of Latin American issuers.

Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management




--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary
Latin American Portfolio                                               1
--------------------------------------------------------------------------
Additional Risk Factors and Information                                2
--------------------------------------------------------------------------

Fees and Expenses of the Portfolio                                     4
--------------------------------------------------------------------------
Fund Management                                                        5
--------------------------------------------------------------------------
Shareholder Information                                                6
--------------------------------------------------------------------------

  Class I Prospectus


  Investment Summary

Latin American Portfolio


Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of Latin American issuers.

Approach

The Adviser seeks to maximize returns by investing in growth-oriented securities in Latin American markets. The Adviser considers a company to be Latin American (i) if its securities are traded on a recognized stock exchange in Latin America, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in a Latin American country or (iii) if it is organized or has a principal office in a Latin American country. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that have strong shareholder value orientation.


Process
The Adviser allocates the Portfolio's assets among Latin American countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests within countries based on fundamental analysis of Latin American companies and seeks to identify companies with strong earnings growth potential. The Portfolio may concentrate in the Latin American telecommunications or financial services industries because of the relatively small size of the overall Latin American equity markets and the possibility that one or more Latin American markets may become dominated by companies engaged in these industries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of Latin American companies. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Latin America in pursuit of capital appreciation. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity secur ities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, equity securities of Latin American issuers, may underperform relative to other sectors or the overall market.

Investing in Latin American countries also entails the risk that news and events unique to a country or that region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in Latin American countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Latin American countries generally will be denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Portfolio's ability to concentrate its investments in the communications or financial services sectors may expose it to risks unique to those sectors.

The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to Latin American markets.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.




There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information



Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio invests in such securities, it must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                            1.10%
-------------------------------------------------
12b-1 Fee                                    None
-------------------------------------------------
Other Expenses**                            0.47%
-------------------------------------------------
Total Annual Portfolio Operating Expenses   1.57%
-------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.75%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                             1 Year 3 Years
                    ---------------------------------------
                    Latin American Portfolio   $160    $496
                    ---------------------------------------

  Class I Prospectus


  Fund Management


Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.




Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                               Fee
--------------------------------------------------------
First $500 million                                 1.10%
--------------------------------------------------------
From $500 million to $1 billion                    1.05%
--------------------------------------------------------
More than $1 billion                               1.00%
--------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.75% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.75%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Latin American Equity team. Current members of the team include Ana Cristina Piedrahita, Vice President, William Scott Piper, Vice President, and Narayan Ramachandran, Managing Director.

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Latin American Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Mid Cap Growth Portfolio
              Long-term capital growth by investing primarily in common stocks and other equity securities.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary
Mid Cap Growth Portfolio                                                    1
-------------------------------------------------------------------------------
Additional Risk Factors and Information                                     3
-------------------------------------------------------------------------------

Fees and Expenses of the Portfolio                                          4
-------------------------------------------------------------------------------
Fund Management                                                             5
-------------------------------------------------------------------------------
Shareholder Information                                                     6
-------------------------------------------------------------------------------
Financial Highlights                                                        7
-------------------------------------------------------------------------------

  Class I Prospectus


  Investment Summary

Mid Cap Growth Portfolio



Objective
The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach
The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

Process
The Adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and (iv) experienced and incentivized management teams. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


The process for investing is research intensive and the Adviser focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. The Adviser closely tracks companies' earnings quality through detailed financial modeling to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, the Adviser utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Portfolio. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.



Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified of any changes. A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of issuers located in emerging market countries.


Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risk and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in mid cap companies may involve greater risk than investments in larger, more established companies.



The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)
Commenced operations on October 18, 1999

 2000    2001     2002
------  -------  -------
-7.33%  -29.31%  -31.16%

High Quarter    10/01-12/01     17.34%
--------------------------------------
Low Quarter      7/02-9/02     -33.22%


Average Annual Total Returns (Class I)


(for the calendar periods ended December 31, 2002)


                                                                                      Russell
                                                                                  S&P  Midcap
                                                             Mid Cap Growth    MidCap  Growth
                                                                  Portfolio 400 Index   Index
Past One Year                                                       -31.16%   -14.50% -27.41%
---------------------------------------------------------------------------------------------
Since Inception 10/18/99                                            -13.69%     5.98% - 8.86%
---------------------------------------------------------------------------------------------


The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Portfolio's benchmarch was changed from the S&P MidCap 400 Index to the Russell Midcap Growth Index to more accurately reflect the Portfolio's investable universe and growth style. This index will not be included in the future.



The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

Initial Public Offerings
Purchases of shares issued in initial public offerings ("IPOs") expose the Portfolio to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. From time to time, market conditions have allowed the Portfolio to profit from the purchase and sale of shares issued as part of, or a short period after, companies' IPOs. However, the Adviser cannot guarantee continued access to IPOs.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





Management Fees*                                                            0.75%
---------------------------------------------------------------------------------
12b-1 Fee                                                                    None
---------------------------------------------------------------------------------
Other Expenses                                                              0.53%
---------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                   1.28%
---------------------------------------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.05%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


  This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, returns would be lower.

Example



                                     1 Year 3 Years 5 Years 10 Years
            --------------------------------------------------------
            Mid Cap Growth Portfolio   $130    $406    $702   $1,545
            --------------------------------------------------------

  Class I Prospectus


  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.75%
                     -------------------------------------
                     From $500 million to $1 billion 0.70%
                     -------------------------------------
                     More than $1 billion            0.65%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.52% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Small/Mid Cap Growth Team. Current members of the team include Dennis Lynch, Executive Director, David Chu, Executive Director, and David Cohen, Executive Director.

Shareholder Information





Share Class


This Prospectus offers Class I shares of the Mid Cap Growth Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class I Prospectus


  Financial Highlights

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, and December 31, 2001, and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.



                                                               Year Ended December 31,
                                                            ---------------------------
                                                                                               Period From
                                                                                             Oct 18, 1999*
                                                                                                to Dec 31,
                                                                2002#      2001         2000          1999
--------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                          $8.73    $12.35       $13.84          $10.00
--------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                  (0.05)    (0.04)       (0.03)          (0.01)
Net Realized and Unrealized Gain (Loss)                       (2.67)    (3.58)       (0.93)           3.85
--------------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (2.72)    (3.62)       (0.96)           3.84
--------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Realized Gain                                                 -         -        (0.53)              -
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $6.01     $8.73       $12.35          $13.84
--------------------------------------------------------------------------------------------------------------
Total Return                                                 (31.16)%  (29.31)%      (7.33)%         38.40%++
--------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $34,440   $33,229      $17,386          $2,859
Ratio of Expenses to Average Net Assets                        1.05%     1.05%        1.05%           1.05%**
Ratio of Net Investment Income (Loss) to Average Net Assets   (0.73)%   (0.61)%      (0.52)%         (0.61)%**
Portfolio Turnover Rate                                         269%      168%         171%             52%++
--------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.02     $0.03        $0.07           $0.15
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               1.28%     1.39%        2.29%           8.06%**
  Net Investment Income (Loss) to Average Net Assets          (0.96)%   (0.95)%      (1.76)%         (7.62)%**
--------------------------------------------------------------------------------------------------------------



 *Commencement of operations.


**Annualized.


++Not annualized.


#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  Mayl 1, 2003


The Universal Institutional Funds, Inc.


              Mid Cap Growth Portfolio
              Long-term capital growth by investing primarily in common stocks and other equity securities.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



               Investment Summary
               Mid Cap Growth Portfolio                      1
               -------------------------------------------------
               Additional Risk Factors and Information       3
               -------------------------------------------------

               Fees and Expenses of the Portfolio            4
               -------------------------------------------------
               Fund Management                               5
               -------------------------------------------------
               Shareholder Information                       6
               -------------------------------------------------
               Financial Highlights                          7
               -------------------------------------------------

  Class II Prospectus

  Investment Summary

Mid Cap Growth Portfolio



Objective
The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach
The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

Process
The Adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and (iv) experienced and incentivized management teams. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


The process for investing is research intensive and the Adviser focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. The Adviser closely tracks companies' earnings quality through detailed financial modeling to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, the Adviser utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Portfolio. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.





Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified of any changes. A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of issuers located in emerging market countries.


Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risk and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in mid cap companies may involve greater risk than investments in larger, more established companies.



The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Performance (Class I)*
Commenced operations on October 18, 1999

 2000    2001     2002
------  -------  -------
-7.33%  -29.31%  -31.16%

High Quarter    10/01-12/01     17.34%
--------------------------------------
Low Quarter      7/02-9/02     -33.22%



Average Annual Total Returns (Class I)*


(for the calendar periods ended December 31, 2002)


                                                                                 Russell
                                                               Mid Cap       S&P  Midcap
                                                                Growth    MidCap  Growth
                                                             Portfolio 400 Index   Index
Past One Year                                                  -31.16%   -14.50% -27.41%
----------------------------------------------------------------------------------------
Since Inception 10/18/99                                       -13.69%     5.98% - 8.86%
----------------------------------------------------------------------------------------




*The Fund commenced offering Class II shares of the Portfolio on May 1, 2003.
 The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Portfolio's benchmark was changed from the S&P MidCap 400 Index to the Russell MidCap Growth Index to more accurately reflect the Portfolio's investable universe and growth style.



The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

Initial Public Offerings
Purchases of shares issued in initial public offerings ("IPOs") expose the Portfolio to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. From time to time, market conditions have allowed the Portfolio to profit from the purchase and sale of shares issued as part of, or a short period after, companies' IPOs. However, the Adviser cannot guarantee continued access to IPOs.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.75%
                -----------------------------------------------
                12b-1 Fee*                                0.35%
                -----------------------------------------------
                Other Expenses                            0.53%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.63%
                -----------------------------------------------







This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.





Example



                                     1 Year 3 Years 5 Years 10 Years
            --------------------------------------------------------
            Mid Cap Growth Portfolio   $166    $514    $887   $1,933
            --------------------------------------------------------

  Class II Prospectus

  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.75%
                     -------------------------------------
                     From $500 million to $1 billion 0.70%
                     -------------------------------------
                     More than $1 billion            0.65%
                     -------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.



For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.52% of the Portfolio's average daily net assets.



Portfolio Management



The Portfolio's assets are managed by the Small/Mid Cap Growth Team. Current members of the team include Dennis Lynch, Executive Director, David
Chu, Executive Director, and David Cohen, Execu- tive Director.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information


Share Class
This Prospectus offers Class II shares of the Mid Cap Growth Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.



Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares
The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class II Prospectus

  Financial Highlights

Financial Highlights



The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on May 1, 2003. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                               Year Ended December 31,
                                                            ---------------------------                  `
                                                                                               Period From
                                                                                             Oct 18, 1999*
                                                                                                to Dec 31,
                                                                2002#      2001         2000          1999
--------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                          $8.73    $12.35       $13.84          $10.00
--------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                  (0.05)    (0.04)       (0.03)          (0.01)
Net Realized and Unrealized Gain (Loss)                       (2.67)    (3.58)       (0.93)           3.85
--------------------------------------------------------------------------------------------------------------
Total From Investment Operations                              (2.72)    (3.62)       (0.96)           3.84
--------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Realized Gain                                                 -         -        (0.53)              -
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $6.01     $8.73       $12.35          $13.84
--------------------------------------------------------------------------------------------------------------
Total Return                                                 (31.16)%  (29.31)%      (7.33)%         38.40%++
--------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $34,440   $33,229      $17,386          $2,859
Ratio of Expenses to Average Net Assets                        1.05%     1.05%        1.05%           1.05%**
Ratio of Net Investment Income (Loss) to Average Net Assets   (0.73)%   (0.61)%      (0.52)%         (0.61)%**
Portfolio Turnover Rate                                         269%      168%         171%             52%++
--------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)           $0.02     $0.03        $0.07           $0.15
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               1.28%     1.39%        2.29%           8.06%**
  Net Investment Income (Loss) to Average Net Assets          (0.96)%   (0.95)%      (1.76)%         (7.62)%**
--------------------------------------------------------------------------------------------------------------


 *Commencement of operations.


**Annualized.


++Not annualized.


#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Money Market Portfolio
              To maximize current income and preserve capital while maintaining high levels of liquidity.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary
Money Market Portfolio                                                      1
-------------------------------------------------------------------------------

Fees and Expenses of the Portfolio                                          2
-------------------------------------------------------------------------------
Fund Management                                                             3
-------------------------------------------------------------------------------
Shareholder Information                                                     4
-------------------------------------------------------------------------------
Financial Highlights                                                        5
-------------------------------------------------------------------------------

  Class I Prospectus


  Investment Summary

Money Market Portfolio



Objective
The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity.

Approach
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of private financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security will have a remaining maturity in excess of 397 days.

Process
The Portfolio's Sub-Adviser, Morgan Stanley Investment Advisors Inc., determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Sub-Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Sub-Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.


The Portfolio will invest in a diversified portfolio of high quality, short-term money market instruments. Money market instruments may include certificates of deposits, bankers' acceptances, commercial paper, U.S. Treasury securities, and some municipal securities and repurchase agreements. In selecting these investments, the Adviser and the Sub-Adviser follow strict rules about credit risk, maturity and diversification of the Portfolio's investments. For example, the Portfolio's money market instruments will be rated within the two highest categories assigned by a nationally recognized rating organization or, if not rated, are of comparable quality as determined by the Sub-Adviser. In addition, these instruments will have a maximum remaining maturity of 397 days or less.


Risks
Investing in the Portfolio may be appropriate for you if you want to minimize the risk of loss of principal and maintain liquidity of your investment, and at the same time receive a return on your investment. The Portfolio invests only in money market instruments which are believed to present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

You may obtain the current 7-day yield of the Money Market Portfolio by calling 1-800-281-2715.


                                    [CHART]

Performance (Class I)
Commenced operation on January 5, 1999

2000    2001    2002
----    -----   -----
6.01%   3.50%   1.25%

High Quarter  10/00 - 12/00   1.55%
Low Quarter   10/02 - 12/02   0.31%


Average Annual Total Returns (Class I)


(for the calendar periods ended December 31, 2002)


                       Money Market
                          Portfolio
Past One Year                 1.25%
-----------------------------------
Since Inception 1/5/99       16.23%
-----------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                              0.30%
---------------------------------------------------
12b-1 Fee                                      None
---------------------------------------------------
Other Expenses                                0.36%
---------------------------------------------------
Total Annual Portfolio Operating Expenses     0.66%
---------------------------------------------------





* Thistable does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.55%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 0.55%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example





                                              1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
Money Market Portfolio                           $67    $211    $368     $822
-----------------------------------------------------------------------------

  Class I Prospectus


  Fund Management

Investment Adviser and Sub-Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., and does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Investment Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated institutional asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Morgan Stanley Investment Advisors Inc., located at 1221 Avenue of the Americas, New York, New York 10020, serves as investment sub-adviser for the Portfolio on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Portfolio under the supervision of the Adviser.

Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                          Fee
---------------------------------------------------
First $500 million                            0.30%
---------------------------------------------------
From $500 million to $1 billion               0.25%
---------------------------------------------------
More than $1 billion                          0.20%
---------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.55% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.55%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.19% of the Portfolio's average daily net assets.

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Money Market Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of 12:00 noon Eastern Time on each day that the Portfolio is open for business.


About Net Asset Value
The Portfolio seeks to maintain a stable NAV per share of $1.00 by valuing portfolio securities using "amortized cost." Amortized cost involves valuing a portfolio security at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. This method of valuation does not take into account any unrealized gains or losses or the impact of fluctuating interest rates on the market value of portfolio securities. While using amortized cost provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio declares dividends daily and distributes its net investment income, if any, at least monthly. The Portfolio makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class I Prospectus


  Financial Highlights

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                             Year Ended December 31,
                                                            -------------------------
                                                                                        Period From
                                                                                      Jan 5, 1999 *
                                                                                         to Dec 31,
                                                               2002     2001     2000          1999
---------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                         $1.000  $1.000    $1.000        $1.000
---------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations
Net Investment Income (Loss)                                  0.012   0.035     0.058         0.045
Net Realized and Unrealized Gain (Loss)                           -   0.000+        -             -
---------------------------------------------------------------------------------------------------
Total From Investment Operations                              0.012   0.035     0.058         0.045
---------------------------------------------------------------------------------------------------

Distributions

Net Investment Income                                       (0.012) (0.035)   (0.058)       (0.045)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $1.000  $1.000    $1.000        $1.000
---------------------------------------------------------------------------------------------------
Total Return                                                  1.25%   3.50%     6.01%       4.63%++
---------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $60,112 $58,646  $106,978       $93,292
Ratio of Expenses to Average Net Assets                       0.55%   0.55%     0.55%       0.55%**
Ratio of Net Investment Income (Loss) to Average Net Assets   1.13%   3.86%     5.85%       4.60%**
---------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)          $0.001  $0.001    $0.001        $0.002
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                              0.66%   0.64%     0.67%       0.77%**
  Net Investment Income (Loss) to Average Net Assets          1.02%   3.77%     5.74%       4.38%**
---------------------------------------------------------------------------------------------------



 *Commencement of operations.


**Annualized.


 +Amount is less than $0.0005 per share.


++Not annualized.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Multi-Asset-Class Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities of domestic and foreign issuers.

Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management




--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


               Investment Summary
               Multi-Asset-Class Portfolio                   1
               -------------------------------------------------
               Additional Risk Factors and Information       2
               -------------------------------------------------

               Fees and Expenses of the Portfolio            5
               -------------------------------------------------
               Fund Management                               6
               -------------------------------------------------
               Shareholder Information                       7
               -------------------------------------------------

  Class I Prospectus


  Investment Summary

Multi-Asset-Class Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities of domestic and foreign issuers.

Approach
The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers in accordance with the Adviser's target allocation among certain asset classes. These securities may include, to a limited extent, emerging market securities. The Portfolio's equity securities generally will be common stocks issued by large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other, in an effort to improve potential return and control the Portfolio's overall risks. As of the date of this prospectus, the Portfolio's neutral position was generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment. The Adviser also measures various types of risk, by monitoring the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment opportunities.

Risks
Investing in the Portfolio may be appropriate for you if you are seeking above-average total return through an approach that attempts to moderate risk by diversifying investments among domestic and foreign equity and fixed income investments. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio's overall performance.


There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Foreign Investing

Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.


Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured notes collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBSs"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign cur-

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)



rency exchange contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.


If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolio may enter into swap transactions which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.


Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR (London Inter-Bank Offered Rate)) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid.



CMOs and SMBSs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR. If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


Portfolio Turnover


Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus





  Fees and Expenses of the Portfolio



Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.65%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses**                          0.59%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.24%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.95%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                               1 Year 3 Years
                   ------------------------------------------
                   Multi-Asset-Class Portfolio   $126    $393
                   ------------------------------------------

Investment Adviser






The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                     Fee
------------------------------------------------------------------------------
First $500 million                                                       0.65%
------------------------------------------------------------------------------
From $500 million to $1 billion                                          0.60%
------------------------------------------------------------------------------
More than $1 billion                                                     0.55%
------------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.95% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.95%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income and Global Asset Allocation Teams. Current members of the teams include Thomas L. Bennett, Managing Director, and J. David Germany, Managing Director.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Multi-Asset-Class Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance agent.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in
Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  Mayl 1, 2003


The Universal Institutional Funds, Inc.


              Small Company Growth Portfolio

              Long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.


Investment Adviser
Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen, or Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  Small Company Growth Portfolio          1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------

  Class II Prospectus

  Investment Summary

Small Company Growth Portfolio


Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

Approach

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.


Process
The Adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and (iv) experienced and incentivized management teams. The process for investing is research intensive and the Adviser focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. The Adviser closely tracks companies' earnings quality through detailed financial modeling in seeking to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, the Adviser utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Portfolio. The Adviser generally considers selling the Portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of small companies. This policy may be changed without shareholder approval; however, you would be notified of any changes. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon Morgan Stanley Investment Management's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.


The Adviser may invest up to 5% of the Portfolio's assets in securities of issuers in emerging market countries.

Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, growth-oriented equity securities of small companies may underperform relative to the overall market.

The risk of investing in equity securities is intensified in the case of the small companies in which the Portfolio will invest. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Portfolio may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.


Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
To the extent that the Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolio's securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market (e.g. stock index futures) or to control their exposure to changing foreign currency exchange rates.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information (Cont'd)



Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion

In pursuing the Portfolio's investment objective, The Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.


Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



               Management Fees*                            0.95%
               -------------------------------------------------
               12b-1 Fee*                                  0.35%
               -------------------------------------------------
               Other Expenses**                            0.47%
               -------------------------------------------------
               Total Annual Portfolio Operating Expenses   1.77%
               -------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.25%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



**"Other Expenses" have been estimated.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                                1 Year 3 Years
                 ---------------------------------------------
                 Small Company Growth Portfolio   $180    $557
                 ---------------------------------------------

  Class II Prospectus


  Fund Management


Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.95%
                     -------------------------------------
                     From $500 million to $1 billion 0.90%
                     -------------------------------------
                     More than $1 billion            0.85%
                     -------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.25% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.25%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


Portfolio Management


The Portfolio's assets are managed by the Small/Mid Cap Growth Team. Current members of the team include Dennis Lynch, Executive Director, and David Cohen, Executive Director.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information




Share Class


This Prospectus offers Class II shares of the Small Company Growth Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Targeted Duration Portfolio
              Above average total return consistent with reasonable risk.



Investment Adviser


Morgan Stanley Investment Management Inc.


doing business in certain instances as


Miller Anderson, Van Kampen, or


Morgan Stanley Asset Management


--------------------------------------------------------------------------------




Distributor

Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary

Targeted Duration Portfolio                        1
------------------------------------------------------
Additional Risk Factors and Information            2
------------------------------------------------------

Fees and Expenses of the Portfolio                 5
------------------------------------------------------
Fund Management                                    6
------------------------------------------------------
Shareholder Information                            7
------------------------------------------------------

  Class I Prospectus


  Investment Summary


Targeted Duration Portfolio




Objective
The Portfolio seeks above average total return consistent with reasonable risk.

Approach
The Portfolio seeks value in the fixed income market without significant sensitivity to changes in interest rates. The Portfolio invests primarily in U.S. Government securities, investment grade and high yield corporate bonds (commonly referred to as "junk bonds"), mortgage securities, and, to a limited extent, non-dollar denominated securities, regardless of maturity. The average duration the Portfolio will ordinarily seek to maintain is generally similar to that of the Merrill Lynch 1-3 Year Treasury Index, which generally ranges between zero and 3 years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps and other derivatives to manage the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. A team of portfolio managers implements strategies based on these types of value measures. Certain team members focus on specific bonds within each sector. Others seek to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities in the hope of earning above average total return. Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, as the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.




There is no performance information for the Portfolio because it has not commenced operations as of the date of this Prospectus.



Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.


Fixed Income Securities
Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, structured investments, collateralized mortgage obligations ("CMOs") and stripped mortgage backed securities ("SMBS"). These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. As a Portfolio investing in fixed income securities, it may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.


If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolio may enter into swap transactions which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.


Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR (London Inter-Bank Offered Rate)) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase through the use of multipliers or deflators. Structured Notes may

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information (Cont'd)


be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid.


CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR. If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.


Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that the Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Duration
The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus



  Fees and Expenses of the Portfolio



Fees and Expenses of the Portfolio (Class I)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                                                  0.40%
-----------------------------------------------------------------------
12b-1 Fee                                                          None
-----------------------------------------------------------------------
Other Expenses**                                                  0.49%
-----------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                         0.89%
-----------------------------------------------------------------------





* This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.75%.



**"Other Expenses" are based on estimated amounts for the current fiscal year.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the first paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                               1 Year 3 Years
                   ------------------------------------------
                   Targeted Duration Portfolio    $91    $284
                   ------------------------------------------

Investment Adviser






The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.40%
                     -------------------------------------
                     From $500 million to $1 billion 0.35%
                     -------------------------------------
                     More than $1 billion            0.30%
                     -------------------------------------


However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.75% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.75%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

Portfolio Management


The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include David S. Horowitz, Executive Director, and Scott F. Richard, Managing Director.

  Class I Prospectus


  Shareholder Information-

Shareholder Information-



Share Class


This Prospectus offers Class I shares of the Targeted Duration Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Technology Portfolio
              Long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects will benefit from their involvement in technology and technology-related industries.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  Technology Portfolio                    1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      5
                  -------------------------------------------
                  Fund Management                         6
                  -------------------------------------------
                  Shareholder Information                 7
                  -------------------------------------------
                  Financial Highlights                    8
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Technology Portfolio



Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries.

Approach
The Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies the Adviser believes are positioned to benefit materially from these trends.

Process
The Adviser researches technology trends in seeking to identify industry sectors and issuers with strong prospects and leading market positions. The Portfolio invests in a broad range of technology-related industries, which can include: computers; software and peripheral products; electronics; communications equipment and services; entertainment; multimedia; and information services. The Adviser looks to invest in issuers with strong management teams, reasonable valuations relative to growth prospects and whose competitors face sustainable barriers to market entry. The Portfolio may participate in the global technology market by investing up to 35% of its total assets in securities of foreign issuers, including those located in emerging markets. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies the Adviser expects to benefit from their involvement in technology and technology-related industries. This policy may be changed without shareholder approval; however, you would be notified of any changes.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of companies in the technology sector. Because the Portfolio invests primarily in technology-related issuers, there is an additional risk that economic events affecting the technology and technology-related industries may impact a substantial portion of the Portfolio's investments. Historically, the price of securities in this sec tor have tended to be volatile. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect a particular issuer (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of technology-related issuers, may underperform relative to other sectors or the overall market.


Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for the Portfolio's investments in securities of issuers located in emerging markets countries. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.











             [CHART]

Performance (Class I)
Commenced operations on November 30, 1999

  2000      2001      2002
-------   -------   -------
-23.49%   -48.89%   -48.97%

High Quarter     10/01-12/01   41.52%
-------------------------------------
Low Quarter      7/02-9/02    -58.47%


             Average Annual Total Returns (Class I)
             (for the calendar periods ended December 31, 2002)
                                                    Nasdaq
                                      Technology Composite S&P 500
                                       Portfolio     Index   Index
             Past One Year               -48.97%   -31.53% -22.09%
             -----------------------------------------------------
             Since inception 11/30/99    -36.39%   -25.68% -12.57%
             -----------------------------------------------------




The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


The Nasdaq Composite Index is a market capitalization-weighted index comprised of all Nasdaq domestic and International common stocks listed on the NASDAQ stock market.

The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addi tion, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, and Australia, New Zealand, and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Initial Public Offerings
The Portfolio may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Derivatives and Other Investments
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain or modify exposure to a particular currency. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.
Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------

2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.80%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses                            0.49%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.29%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.15%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total operating expenses incurred by investors were 1.15%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.





Example



                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              Technology Portfolio   $131    $409    $708   $1,556
              ----------------------------------------------------

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                   Fee
----------------------------------------------------------------------------
First $500 million                                                     0.80%
----------------------------------------------------------------------------
From $500 million to $1 billion                                        0.75%
----------------------------------------------------------------------------
More than $1 billion                                                   0.70%
----------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.66% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Small/Mid Cap Growth Team. Alexander
L. Umansky, Executive Director, is a current member of that team.

  Class I Prospectus


  Shareholder Information

Shareholder Information



Share Class


This Prospectus offers Class I shares of the Technology Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                                                       Period From
                                                                                                    Nov 30, 1999 *
                                                                                                        to Dec 31,
                                                                        2002#       2001       2000          1999#
----------------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                                  $4.84      $9.47     $12.38           $10.00
----------------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                         (0.03)     (0.04)     (0.07)           (0.00)+
Net Realized and Unrealized Gain (Loss)                              (2.34)     (4.59)     (2.84)             2.41
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (2.37)     (4.63)     (2.91)             2.41
----------------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                                     -          -          -           (0.03)
Net Realized Gain                                                         -          -     (0.00)+               -
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                       -          -     (0.00)+          (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $2.47      $4.84      $9.47           $12.38
----------------------------------------------------------------------------------------------------------------------
Total Return                                                       (48.97)%   (48.89)%   (23.49)%           24.16%++
----------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                                   $25,117    $43,605    $57,354           $3,655
Ratio of Net Expenses to Average Net Assets                            1.15%      1.17%      1.15%            1.15%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense      N/A       1.15%       N/A              N/A
Ratio of Net Investment Income (Loss) to Average Net Assets           (1.02)%    (0.95)%    (0.85)%          (0.39)%**
Portfolio Turnover Rate                                                 140%        71%       139%               6%++
----------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expenses Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)                   $0.00      $0.01      $0.02            $0.05
Ratios Before Expenses Limitation:
  Expenses to Average Net Assets                                       1.29%      1.31%      1.36%           12.57%**
  Net Investment Income (Loss) to Average Net Assets                  (1.16)%    (1.09)%    (1.06)%         (11.82)%**
----------------------------------------------------------------------------------------------------------------------



*Commencement of operations.


**Annualized.


#Per share amounts for the period and year ended December 31, 1999 and December
 31, 2002, respectively, are based on average shares. outstanding.


+Amount is less than $0.005 per share.

++Not annualized.
N/ANot applicable during the period indicated.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Portfolio has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in
Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.



              U.S. Mid Cap Core Portfolio


              (formerly, the "Mid Cap Value Portfolio")

              Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



Investment Summary

U.S. Mid Cap Core Portfolio                   1
-------------------------------------------------
Additional Risk Factors and Information       3
-------------------------------------------------

Fees and Expenses of the Portfolio            4
-------------------------------------------------
Fund Management                               5
-------------------------------------------------
Shareholder Information                       6
-------------------------------------------------
Financial Highlights                          7
-------------------------------------------------

  Class I Prospectus


  Investment Summary


U.S. Mid Cap Core Portfolio


(formerly, the "Mid Cap Value Portfolio")




Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Approach

The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.


Process
The Adviser analyzes securities to identify stocks that are believed to be undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index. For example, if the energy sector represents 10% of the S&P MidCap 400 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the S&P MidCap 400 Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short- or long-term earnings growth projections.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified of any changes. A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of issuers in emerging market countries.


Risk
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in mid cap companies may involve greater risk than investments in larger, more established companies.


The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor stocks of mid-sized companies, while other conditions may favor stocks of larger or smaller companies. Accordingly, a portfolio of mid cap stocks may, over certain periods of time, underperform a portfolio of stocks of larger or smaller companies or the overall market. The Adviser's perception that a stock is under- or over- valued may not be accurate or may not be realized.


At times, the Portfolio's guideline for sector weightings may result in significant exposure to one or more market sectors.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.



                                    [CHART]

Performance (Class I)
Commenced operations on January 2, 1997

 1997    1998    1999    2000     2001     2002
------  ------  ------  -------  -------  -------
40.93%  15.85%  20.19%   10.75%   -3.15%  -27.95%

High Quarter    7/97-9/97     22.57%
--------------------------------------
Low Quarter     7/02-9/02    -32.97%

Average Annual Total Return (Class I)


(for the calendar periods ended December 31, 2002)


                                               U.S.
                                            Mid Cap       S&P
                                               Core    MidCap
                                          Portfolio 400 Index
                   Past One Year            -27.95%   -14.50%
                   ------------------------------------------
                   Past five Years            1.48%     6.42%
                   ------------------------------------------
                   Since Inception 1/2/97     7.20%    10.60%
                   ------------------------------------------


The bar chart and table above show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------


Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)







Management Fees*                                                       0.75%
----------------------------------------------------------------------------
12b-1 Fee                                                               None
----------------------------------------------------------------------------
Other Expenses                                                         0.37%
----------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.12%
----------------------------------------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.05%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                      1 Year 3 Years 5 Years 10 Years
          -----------------------------------------------------------
          U.S. Mid Cap Core Portfolio   $114    $356    $617   $1,363
          -----------------------------------------------------------

  Class I Prospectus



  Fund Management


Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.75%
                     -------------------------------------
                     From $500 million to $1 billion 0.70%
                     -------------------------------------
                     More than $1 billion            0.65%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.68% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Small/Mid Cap Value Team. Current members of the team include William B. Gerlach, Managing Director, Bradley S. Daniels, Executive Director, Charles Purcell, Vice President, and Matthew Todorow, Executive Director.

Shareholder Information



Share Class


This Prospectus offers Class I shares of the U.S. Mid Cap Core Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class I Prospectus


  Financial Highlights

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.





                                                                          Year Ended December 31,
                                                            -------------------------------------------------
                                                                 2002#       2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $14.56     $15.05       $15.62    $14.92    $13.32
------------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   (0.02)     (0.00)+       0.02      0.03      0.04
Net Realized and Unrealized Gain (Loss)                        (4.05)     (0.47)        1.62      2.81      2.04
------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                               (4.07)     (0.47)        1.64      2.84      2.08
------------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                              -          -        (0.02)    (0.03)    (0.03)
Net Realized Gain                                                  -      (0.02)       (2.19)    (2.11)    (0.45)
------------------------------------------------------------------------------------------------------------------
Total Distributions                                                -      (0.02)       (2.21)    (2.14)    (0.48)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $10.49     $14.56       $15.05    $15.62    $14.92
------------------------------------------------------------------------------------------------------------------
Total Return                                                  (27.95)%    (3.15)%      10.75%    20.19%    15.85%
------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $159,918   $168,980      $86,233   $54,107   $31,381
Ratio of Expenses to Average Net Assets                         1.05%      1.05%        1.05%     1.05%     1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets    (0.17)%    (0.04)%       0.15%     0.21%     0.42%
Portfolio Turnover Rate                                          145%       173%         234%      248%      228%
------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)            $0.01      $0.01        $0.03     $0.04     $0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                1.12%      1.10%        1.27%     1.37%     1.57%
  Net Investment Income (Loss) to Average Net Assets           (0.24)%    (0.09)%      (0.07)%   (0.11)%   (0.10)%
------------------------------------------------------------------------------------------------------------------





 +Amount is less than $0.005 per share.




#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003



The Universal Institutional Funds, Inc.



              U.S. Mid Cap Core Portfolio


              (formerly, the "Mid Cap Value Portfolio")

              Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  U.S. Mid Cap Core Portfolio             1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------
                  Financial Highlights                    7
                  -------------------------------------------

  Class II Prospectus

  Investment Summary


U.S. Mid Cap Core Portfolio


(formerly, the "Mid Cap Value Portfolio")




Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Approach

The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.


Process
The Adviser analyzes securities to identify stocks that are believed to be undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index. For example, if the energy sector represents 10% of the S&P MidCap 400 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the S&P MidCap 400 Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short- or long-term earnings growth projections.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified of any changes. A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. The Adviser may invest up to 5% of the Portfolio's assets in securities of issuers in emerging market countries.


Risk
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in mid cap companies may involve greater risk than investments in larger, more established companies.


The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor stocks of mid-sized companies, while other conditions may favor stocks of larger or smaller companies. Accordingly, a portfolio of mid cap stocks may, over certain periods of time, underperform a portfolio of stocks of larger or smaller companies or the overall market. The Adviser's perception that a stock is under- or over- valued may not be accurate or may not be realized.


At times, the Portfolio's guideline for sector weightings may result in significant exposure to one or more market sectors.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.




                                    [CHART]

Performance (Class I)*
Commenced operations on January 2, 1997

 1997    1998    1999    2000     2001     2002
------  ------  ------  -------  -------  -------
40.93%  15.85%  20.19%   10.75%   -3.15%  -27.95%

High Quarter    7/97-9/97     22.57%
--------------------------------------
Low Quarter     7/02-9/02    -32.97%


Average Annual Total Return (Class I)*


(for the calendar periods ended December 31, 2002)


                                           U.S. Mid       S&P
                                           Cap Core    MidCap
                                          Portfolio 400 Index
                   Past One Year            -27.95%   -14.50%
                   ------------------------------------------
                   Past Five Years            1.48%     6.42%
                   ------------------------------------------
                   Since Inception 1/2/97     7.20%    10.60%
                   ------------------------------------------



*As of December 31, 2002, the Fund had not commenced offering Class II shares of the Portfolio. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.


The bar chart and table above show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus

  Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------


Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. This example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.75%
                -----------------------------------------------
                12b-1 Fee*                                0.35%
                -----------------------------------------------
                Other Expenses                            0.37%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.47%
                -----------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                      1 Year 3 Years 5 Years 10 Years
          -----------------------------------------------------------
          U.S. Mid Cap Core Portfolio   $150    $465    $803   $1,757
          -----------------------------------------------------------

  Class II Prospectus

  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan
Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


Assets                                                                      Fee
-------------------------------------------------------------------------------
First $500 million                                                        0.75%
-------------------------------------------------------------------------------
From $500 million to $1 billion                                           0.70%
-------------------------------------------------------------------------------
More than $1 billion                                                      0.65%
-------------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.68% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Small/Mid Cap Value Team. Current members of the team include William B. Gerlach, Managing Director, Bradley S. Daniels, Executive Director, Charles Purcell, Vice President, and Matthew Todorow, Executive Director.


Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information



Share Class

This Prospectus offers Class II shares of the U.S. Mid Cap Core Portfolio. The Fund also offers Class I shares through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class II Prospectus

  Financial Highlights


Financial Highlights



The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. As of December 31, 2002, the Fund had not commenced offering Class II shares of the Portfolio. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover of this Prospectus or from your insurance company.





                                                                          Year Ended December 31,
                                                            -------------------------------------------------
                                                                 2002#       2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $14.56     $15.05       $15.62    $14.92    $13.32
------------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                   (0.02)     (0.00)+       0.02      0.03      0.04
Net Realized and Unrealized Gain (Loss)                        (4.05)     (0.47)        1.62      2.81      2.04
------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                               (4.07)     (0.47)        1.64      2.84      2.08
------------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                              -          -        (0.02)    (0.03)    (0.03)
Net Realized Gain                                                  -      (0.02)       (2.19)    (2.11)    (0.45)
Total Distributions                                                -      (0.02)       (2.21)    (2.14)    (0.48)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $10.49     $14.56       $15.05    $15.62    $14.92
------------------------------------------------------------------------------------------------------------------
Total Return                                                  (27.95)%    (3.15)%      10.75%    20.19%    15.85%
------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $159,918   $168,980      $86,233   $54,107   $31,381
Ratio of Expenses to Average Net Assets                         1.05%      1.05%        1.05%     1.05%     1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets    (0.17)%    (0.04)%       0.15%     0.21%     0.42%
Portfolio Turnover Rate                                          145%       173%         234%      248%      228%
------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)            $0.01      $0.01        $0.03     $0.04     $0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                1.12%      1.10%        1.27%     1.37%     1.57%
  Net Investment Income (Loss) to Average Net Assets           (0.24)%    (0.09)%      (0.07)%   (0.11)%   (0.10)%
------------------------------------------------------------------------------------------------------------------





+Amount is less than $0.005 per share.


#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              U.S. Real Estate Portfolio
              Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as Miller Anderson, Van Kampen, or Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  U.S. Real Estate Portfolio              1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------
                  Financial Highlights                    7
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

U.S. Real Estate Portfolio



Objective
The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach
The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Process
The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.


Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified of any changes.



A company is considered to be in the United States' real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may under perform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific

Internal Revenue Code requirements in order to qualify for the tax-free pass through of income. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.


Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


        [CHART]

Performance (Class I)
Commenced operations on March 3, 1997

  1998    1999    2000   2001    2002
-------  ------  ------  -----  ------
-10.86%  -1.47%  29.27%  9.84%  -0.79%

High Quarter   4/99-6/99     13.09%
-----------------------------------
Low Quarter    7/98-9/98     -8.80%

Average Annual Total Return (Class I)


(for the calendar periods ended December 31, 2002)


                                              U.S.
                                       Real Estate       NAREIT
                                         Portfolio Equity Index
                Past One Year               -0.79%        3.82%
                -----------------------------------------------
                Past Five Years              4.35%        3.30%
                -----------------------------------------------
                Since Inception 3/3/97       6.70%        5.96%
                -----------------------------------------------



  The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



  The National Association of Real Estate Investment Trusts ("NAREIT") Equity Index is an unmanaged market weighted index of tax-qualified REITs listed on the New York and American Stock Exchanges and the NASDAQ National Market System. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class I Prospectus


  Investment Summary



Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Real Estate Investing
The Portfolio invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class I)



The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.80%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses                            0.32%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.12%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.10%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 1.10%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.





Example



                                      1 year 3 Years 5 Years 10 Years
           ----------------------------------------------------------
           U.S. Real Estate Portfolio   $114    $356    $617   $1,363
           ----------------------------------------------------------

  Class I Prospectus


  Fund Management

Investment Adviser



The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.80%
                     -------------------------------------
                     From $500 million to $1 billion 0.75%
                     -------------------------------------
                     More than $1 billion            0.70%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.10% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.10%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.78% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Real Estate Team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director.

Shareholder Information



Share Class


This Prospectus offers Class I shares of the U.S. Real Estate Portfolio. The Fund also offers Class II shares of the Portfolio through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class I Prospectus


  Financial Highlights

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.





                                                                         Year Ended December 31,
                                                            ------------------------------------------------
                                                                 2002#         2001      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period                          $12.08        $11.51     $9.11    $9.80    $11.41
-----------------------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                    0.42          0.48      0.14     0.43      0.40
Net Realized and Unrealized Gain (Loss)                        (0.51)         0.65      2.53    (0.59)    (1.63)
-----------------------------------------------------------------------------------------------------------------
Total From Investment Operations                               (0.09)         1.13      2.67    (0.16)    (1.23)
-----------------------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                          (0.38)        (0.46)    (0.21)   (0.53)    (0.29)
Net Realized Gain                                              (0.28)        (0.10)    (0.06)       -     (0.09)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.66)        (0.56)    (0.27)   (0.53)    (0.38)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $11.33        $12.08    $11.51    $9.11     $9.80
-----------------------------------------------------------------------------------------------------------------
Total Return                                                   (0.79)%        9.84%    29.27%   (1.47)%  (10.86)%
-----------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                           $484,644      $354,879  $272,915  $15,966   $15,134
Ratio of Expenses to Average Net Assets                         1.10%         1.10%     1.10%    1.10%     1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets     3.41%         4.40%     5.15%    5.03%     4.14%
Portfolio Turnover Rate                                           30%           36%       34%      40%      100%
-----------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)            $0.00+        $0.01     $0.00+   $0.07     $0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                1.12%         1.15%     1.16%    1.90%     1.73%
  Net Investment Income (Loss) to Average Net Assets            3.39%         4.35%     5.08%    4.23%     3.51%
-----------------------------------------------------------------------------------------------------------------





+Amount is less than $0.005 per share.




#Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class II Prospectus


  May 1, 2003



The Universal Institutional Funds, Inc.


U.S. Real Estate Portfolio
Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S.
real estate industry, including real estate investment trusts.

Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as Miller Anderson, Van Kampen, or Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------


The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents



                  Investment Summary
                  U.S. Real Estate Portfolio              1
                  -------------------------------------------
                  Additional Risk Factors and Information 3
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      4
                  -------------------------------------------
                  Fund Management                         5
                  -------------------------------------------
                  Shareholder Information                 6
                  -------------------------------------------
                  Financial Highlights                    7
                  -------------------------------------------

  Class II Prospectus

  Investment Summary

U.S. Real Estate Portfolio



Objective
The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach
The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Process
The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.


Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified of any changes.



A company is considered to be in the United States' real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific

Internal Revenue Code requirements in order to qualify for the tax-free pass through of income. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than it would if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.




                                    [CHART]

Performance (Class I)*
Commenced operations on March 3, 1997

  1998     1999      2000     2001     2002
--------  -------  --------  ------   ------
-10.86%   -1.47%    29.27%    9.84%   -0.79%

High Quarter    4/99-6/99     13.09%
------------------------------------
Low Quarter     7/98-9/98     -8.80%


Average Annual Total Return (Class I)*


(for the calendar periods ended December 31, 2002)


                                              U.S.
                                       Real Estate       NAREIT
                                         Portfolio Equity Index
                Past One Year               -0.79%        3.82%
                -----------------------------------------------
                Past Five Years              4.35%        3.30%
                -----------------------------------------------
                Since Inception 3/3/97       6.70%        5.96%
                -----------------------------------------------




* The Fund commenced offering Class II shares of the Portfolio on November 5, 2002. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.


 The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.



 The National Association of Real Estate Investment Trusts ("NAREIT") Equity Index is an unmanaged market weighted index of tax-qualified REITs listed on the New York and American Stock Exchanges and the NASDAQ National Market System. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

  Class II Prospectus

  Investment Summary



Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Real Estate Investing
The Portfolio invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

Fees and Expenses of the Portfolio (Class II)


[SIDENOTE]

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.

--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                Management Fees*                          0.80%
                -----------------------------------------------
                12b-1 Fee                                 0.35%
                -----------------------------------------------
                Other Expenses                            0.32%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 1.47%
                -----------------------------------------------





This table shows various fees and expenses an investor may bear directly or indirectly. The fees and expenses set forth above are estimates based upon the Portfolio's Class I shares' operations during the fiscal year ended December 31, 2002, except that such information has been restated to reflect the Class II shares' 12b-1 fees.



*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.35%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.





Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                      1 Year 3 Years 5 Years 10 Years
           ----------------------------------------------------------
           U.S. Real Estate Portfolio   $150    $465    $803   $1,757
           ----------------------------------------------------------

  Class II Prospectus

  Fund Management


Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", "Van Kampen" or "Morgan Stanley Asset Management" (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor (the "Distributor"). Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.80%
                     -------------------------------------
                     From $500 million to $1 billion 0.75%
                     -------------------------------------
                     More than $1 billion            0.70%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.35% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.35%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.78% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Real Estate Team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director.



Distribution Plan



The Fund has adopted a Plan of Distribution for the Portfolio's Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.



Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Information


Share Class
This Prospectus offers Class II shares of the U.S. Real Estate Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company.

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

  Class II Prospectus

  Financial Highlights

Financial Highlights


The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. The Fund commenced offering Class II shares of the Portfolio on November 5, 2002. The financial highlights table below also includes information for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, and for the period from November 5, 2002 to December 31, 2002, has been audited by Ernst & Young LLP. The highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover of this Prospectus or from your insurance company.




                                                Class I                            Class II
                           ------------------------------------------------   -------------------
                                                                                      Period from
                                                                              November 5, 2002  *
                                        Year Ended December 31,                   to December 31,
                           ------------------------------------------------                 2002#
                                2002#      2001      2000      1999      1998 -------------------
------------------------------------------------------------------------------

Selected Per Share Data
 and Ratios

Net Asset Value,
 Beginning of Period         $12.08     $11.51     $9.11    $9.80    $11.41                $11.59
----------------------------------------------------------------------------------------------------

Income From Investment
 Operations

Net Investment Income          0.42       0.48      0.14     0.43      0.40                  0.06
Net Realized and
 Unrealized Gain (Loss)       (0.51)      0.65      2.53    (0.59)    (1.63)                 0.26
----------------------------------------------------------------------------------------------------
Total From Investment
 Operations                   (0.09)      1.13      2.67    (0.16)    (1.23)                 0.32
----------------------------------------------------------------------------------------------------

Distributions

Net Investment Income         (0.38)     (0.46)    (0.21)   (0.53)    (0.29)                (0.37)
Net Realized Gain             (0.28)     (0.10)    (0.06)       -     (0.09)                (0.21)
----------------------------------------------------------------------------------------------------
Total Distributions           (0.66)     (0.56)    (0.27)   (0.53)    (0.38)                (0.58)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.33     $12.08    $11.51    $9.11     $9.80                $11.33
----------------------------------------------------------------------------------------------------
Total Return                  (0.79)%     9.84%    29.27%   (1.47)%  (10.86)%                2.82%++
----------------------------------------------------------------------------------------------------

Ratios and Supplemental
 Data:

Net Assets, End of Period
 (000's)                   $484,644   $354,879  $272,915  $15,966   $15,134                  $167
Ratio of Expenses to
 Average Net Assets            1.10%      1.10%     1.10%    1.10%     1.10%                 1.35%**
Ratio of Net Investment
 Income to Average Net
 Assets                        3.41%      4.40%     5.15%    5.03%     4.14%                 3.16%**
Portfolio Turnover Rate          30%        36%       34%      40%      100%                   30%
----------------------------------------------------------------------------------------------------

Effect of Voluntary
 Expense Limitation
 During the Period:
 Per Share Benefit to Net
   Investment Income          $0.00+     $0.01     $0.00+   $0.07     $0.06                 $0.00+
Ratios Before Expense
 Limitation:
 Expenses to Average Net
   Assets                      1.12%      1.15%     1.16%    1.90%     1.73%                 1.47%**
 Net Investment Income to
   Average Net Assets          3.39%      4.35%     5.08%    4.23%     3.51%                 3.04%**
----------------------------------------------------------------------------------------------------



*Commencement of operations.


**Annualized.


+Amount is less than $0.005 per share.


++Not annualized.


#Per share amounts for the year and period ended December 31, 2002 are based on average shares outstanding.

  Class II Prospectus


  Additional Information

Where to Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

  Class I Prospectus



  May 1, 2003



The Universal Institutional Funds, Inc.


              Value Portfolio
              Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.
Investment Adviser
Morgan Stanley Investment Management Inc.
doing business in certain instances as
Miller Anderson, Van Kampen, or
Morgan Stanley Asset Management

--------------------------------------------------------------------------------

Distributor
Morgan Stanley & Co. Incorporated

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

--------------------------------------------------------------------------------
The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents


                  Investment Summary
                  Value Portfolio                         1
                  -------------------------------------------
                  Additional Risk Factors and Information 2
                  -------------------------------------------

                  Fees and Expenses of the Portfolio      3
                  -------------------------------------------
                  Fund Management                         4
                  -------------------------------------------
                  Shareholder Information                 5
                  -------------------------------------------
                  Financial Highlights                    6
                  -------------------------------------------

  Class I Prospectus


  Investment Summary

Value Portfolio



Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process

The Adviser selects investments through a three-part analysis. The Adviser identifies stocks with low price/earnings ratios. The Adviser then applies fundamental analysis and its investment judgment to determine which of those securities it believes are the most attractive. Finally, the Adviser may favor securities of companies that it believes are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when either their price/earnings ratios or alternative valuation parameters rise to what are believed to be unacceptable levels. Securities may also be sold if the Adviser determines that a significant deterioration in the fundamental outlook of a company has occurred.


Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of large cap value stocks may, over periods of time, underperform a portfolio of growth stocks or the overall market. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.


                 [CHART]


Performance (Class I)
Commenced operations on January 2, 1997

 1997    1998     1999     2000    2001    2002
------  -------  -------  ------  ------  -------
20.98%  -2.13%   -1.82%   24.95%   2.27%  -22.15%

High Quarter 4/97-6/97       14.07%
--------------------------------------
Low Quarter  7/02-9/02      -29.37%


Average Annual Total Returns (Class I)


(for the calendar periods ended December 31, 2002)


                                               Value S&P 500
                                           Portfolio   Index
                    Past One Year            -22.15% -22.09%
                    ----------------------------------------
                    Past Five Years           -0.90%  -0.58%
                    ----------------------------------------
                    Since Inception 1/2/97     2.45%   4.49%
                    ----------------------------------------



The bar chart and table show the performance of the Portfolio's Class I shares year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.
--------------------------------------------------------------------------------

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs.

  Class I Prospectus


  Fees and Expenses of the Portfolio


Fees and Expenses of the Portfolio (Class I)


SIDE NOTE

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes. In addition, Annual Portfolio Operating Expenses in the table do not reflect the impact of any charges by your insurance company. If it did, Annual Portfolio Operating Expenses would be higher.



--------------------------------------------------------------------------------


This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right. The example does not reflect the impact of any charges by your insurance company. If it did, expenses would be higher.

--------------------------------------------------------------------------------


2002 Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)





                Management Fees*                          0.55%
                -----------------------------------------------
                12b-1 Fee                                  None
                -----------------------------------------------
                Other Expenses                            0.41%
                -----------------------------------------------
                Total Annual Portfolio Operating Expenses 0.96%
                -----------------------------------------------





*This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%.



In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph.



For the fiscal year ended December 31, 2002, after giving effect to the Adviser's voluntary management fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 0.85%.



Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



Example



                                1 Year 3 Years 5 Years 10 Years
                -----------------------------------------------
                Value Portfolio    $98    $306    $531   $1,178
                -----------------------------------------------

Investment Adviser




The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as "Miller Anderson", Van Kampen or Morgan Stanley Asset Management (the "Adviser"). The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $156 billion in institutional assets.


Management Fee


The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the table below:


                     Assets                            Fee
                     -------------------------------------
                     First $500 million              0.55%
                     -------------------------------------
                     From $500 million to $1 billion 0.50%
                     -------------------------------------
                     More than $1 billion            0.45%
                     -------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.


For the fiscal year ended December 31, 2002, the Adviser received a fee for management services (net of fee waivers) equal to 0.44% of the Portfolio's average daily net assets.


Portfolio Management


The Portfolio's assets are managed by the Large Cap Value Team. Current members of the team include Richard M. Behler, Managing Director, Brian Kramp, Executive Director, and Eric F. Scharpf, Vice President.

  Class I Prospectus


  Shareholder Information

Shareholder Information




Share Class


This Prospectus offers Class I shares of the Value Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company.


Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.


About Net Asset Value
The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.


Dividends and Distributions
The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes
The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Financial Highlights



The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class I shares since the Portfolio's inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002 has been audited by Ernst & Young LLP. The financial highlights for prior fiscal periods have been audited by other independent accountants. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.




                                                                    Year Ended December 31,
                                                            ----------------------------------------
                                                               2002#    2001    2000    1999   1998#
----------------------------------------------------------------------------------------------------

Selected Per Share Data And Ratios

Net Asset Value, Beginning of Period                          $12.77  $13.15  $10.76  $11.10  $11.78
----------------------------------------------------------------------------------------------------

Income (Loss) From Investment Operations

Net Investment Income (Loss)                                    0.11    0.13    0.12    0.13    0.19
Net Realized and Unrealized Gain (Loss)                       (2.94)    0.18    2.57  (0.34)  (0.45)
----------------------------------------------------------------------------------------------------
Total From Investment Operations                              (2.83)    0.31    2.69  (0.21)  (0.26)
----------------------------------------------------------------------------------------------------

Distributions from and/or in excess of:

Net Investment Income                                         (0.11)  (0.13)  (0.12)  (0.13)  (0.16)
Net Realized Gain                                                  -  (0.56)  (0.18)       -  (0.26)
----------------------------------------------------------------------------------------------------
Total Distributions                                           (0.11)  (0.69)  (0.30)  (0.13)  (0.42)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $9.83  $12.77  $13.15  $10.76  $11.10
----------------------------------------------------------------------------------------------------
Total Return                                                (22.15)%   2.27%  24.95% (1.82)% (2.13)%
----------------------------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, End of Period (000's)                            $39,209 $46,935 $49,931 $37,199 $26,090
Ratio of Expenses to Average Net Assets                        0.85%   0.85%   0.85%   0.85%   0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets    0.97%   0.92%   1.07%   1.26%   1.57%
Portfolio Turnover Rate                                          39%     55%     50%     43%     45%
----------------------------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income (Loss)            $0.01  $0.00+   $0.03   $0.04   $0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                               0.96%   0.93%   1.09%   1.22%   1.32%
  Net Investment Income (Loss) to Average Net Assets           0.86%   0.84%   0.82%   0.89%   1.10%
----------------------------------------------------------------------------------------------------





#Per share amounts for the years ended December 31, 1998 and December 31, 2002 are based on average shares outstanding.


+Amount is less than $0.005 per share.

Where To Find Additional Information


Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2003, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                     The Universal Institutional Funds, Inc.
                      P.O. Box 2798, Boston, MA 02208-2798


                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED: MAY 1, 2003




The Universal Institutional Funds, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of 26 Portfolios offering a broad range of investment choices. Each Portfolio (with the exception of the Equity and Income, Global Franchise, and Small Company Growth Portfolios) offers Class I shares. In addition, the Active International Allocation, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity Growth, Equity and Income, Global Franchise, High Yield, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Core, and U.S. Real Estate Portfolios offer Class II shares. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee.



Shares of each Portfolio may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by certain tax qualified investors. The variable annuity contract and variable life insurance policyholders incur fees and expenses separate from the fees and expenses charged by the Portfolios. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to each of the 26 Portfolios.


The Fund was incorporated under the laws of the State of Maryland on March 26, 1996. The Fund filed a registration statement with the Securities and Exchange Commission (the "SEC") registering itself as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares under the Securities Act of 1933, as amended (the "1933 Act").


The Portfolios are managed by Morgan Stanley Investment Management Inc. (the "Adviser"), which does business in certain instances using the name "Miller Anderson," "Van Kampen," or "Morgan Stanley Asset Management."


This SAI is not a prospectus but should be read in conjunction with the prospectus for the Fund's Portfolio(s) (the "Prospectus"). This SAI is incorporated by reference into the Prospectus in its entirety. To obtain the Prospectus, please contact the Fund or your insurance company.


Table of Contents                                                           Page
-----------------                                                           ----
Investment Policies and Strategies ......................................      2
Taxes ...................................................................     48
Purchase of Shares ......................................................     51
Redemption of Shares ....................................................     51
Investment Limitations ..................................................     52
Determining Maturities of Certain Instruments ...........................     54
Management of the Fund ..................................................     56
NAV .....................................................................     77
NAV for the Money Market Portfolio ......................................     78

Portfolio Transactions .....................................................  79
Brokerage Fees .............................................................  80
Performance Information ....................................................  83
General Performance Information ............................................  86
General Information ........................................................  88
Description of Ratings .....................................................  90
Financial Statements .......................................................  92



Statement of Additional Information dated May 1, 2003; relating to the Fund's Class I Prospectuses: Active International Allocation, Asian Equity, Balanced, Capital Preservation, Core Equity, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity Growth, Global Value Equity, High Yield, International Fixed Income, International Magnum, Investment Grade Fixed Income, Latin American, Mid Cap Growth, Money Market, Multi-Asset-Class, Targeted Duration, Technology, U.S. Mid Cap Core, Value, and U.S. Real Estate Portfolios, each dated May 1, 2003; and Class II Prospectuses: Active International Allocation, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity and Income, Equity Growth, Global Franchise, High Yield, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Core, and U.S. Real Estate Portfolios, each dated May 1, 2003.


--------------------------------------------------------------------------------

Investment Policies and Strategies


This SAI provides additional information about the investment policies and operations of the Fund and each of its Portfolios. Under the supervision of the Adviser, Morgan Stanley Investment Advisors Inc. ("MSIA") acts as investment sub-adviser to the Money Market Portfolio and Dwight Asset Management Company ("Dwight") acts as a sub-adviser to the Capital Preservation Portfolio. References to the Adviser, when used in connection with its activities as investment adviser, include any sub-adviser acting under their supervision.


The following table provides additional information about the Portfolios' investment policies. Capitalized terms used below are described in more detail later in this section.


--------------------------------------------------------------------------------
Fixed Income Portfolios:
--------------------------------------------------------------------------------
Capital Preservation Portfolio    Under normal circumstances the Portfolio
                                  invests primarily in U.S. Government
                                  securities, securities issued, sponsored or
                                  guaranteed by a federal agency or federally
                                  sponsored agency, investment grade corporate
                                  bonds, mortgage and asset-backed securities,
                                  regardless of maturity, and to a limited
                                  extent, non-dollar denominated securities. The
                                  Portfolio will also purchase Wrapper
                                  Agreements.
--------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio  Under normal circumstances, the Portfolio
(formerly, Fixed Income           invests primarily in a diversified portfolio
Portfolio)                        of investment grade Fixed Income Securities,
                                  particularly U.S. Government, corporate and
                                  mortgage securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
High Yield Portfolio              Under normal circumstances, the Portfolio
                                  invests primarily in High Yield Securities
                                  (commonly referred to as "junk bonds"). The
                                  Portfolio may also invest in investment grade
                                  Fixed Income Securities including U.S.
                                  Government securities, corporate bonds and
                                  mortgage securities, and to a limited extent
                                  in Foreign Fixed Income Securities, including
                                  Emerging Market Country Securities.
--------------------------------------------------------------------------------
Investment Grade Fixed Income     Under normal circumstances, the Portfolio
Portfolio                         invests primarily in a diversified portfolio
                                  of investment grade Fixed Income Securities,
                                  particularly U.S. Government, corporate and
                                  mortgage securities.
--------------------------------------------------------------------------------
Money Market Portfolio            The Portfolio invests in money market
                                  instruments with effective maturities of 397
                                  days or less.
--------------------------------------------------------------------------------
Targeted Duration Portfolio       Under normal circumstances, the Portfolio
                                  invests primarily in Fixed Income Securities.
--------------------------------------------------------------------------------
U.S. Equity Portfolios:
--------------------------------------------------------------------------------
Core Equity Portfolio             Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of
                                  large U.S. companies with market
                                  capitalizations generally greater than $5
                                  billion. The Portfolio invests to a limited
                                  extent, in stocks of small companies and
                                  foreign equity securities.
--------------------------------------------------------------------------------
Equity Growth Portfolio           Under normal circumstances, the Portfolio
                                  invests primarily in growth oriented Equity
                                  Securities of U.S. and, to a limited extent
                                  foreign companies that are listed on U.S.
                                  exchanges or traded in U.S. markets.
--------------------------------------------------------------------------------
Equity and Income Portfolio       Under normal circumstances, the Portfolio
                                  invests primarily in income-producing equity
                                  instruments (including common stocks,
                                  preferred stocks and convertible securities)
                                  and investment grade fixed income securities.
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio          Under normal circumstances, the Portfolio
                                  invests primarily in growth-oriented Equity
                                  Securities of U.S. mid-cap companies, and to a
                                  limited extent foreign companies.
--------------------------------------------------------------------------------
Small Company Growth Portfolio    Under normal circumstances, the Portfolio
                                  invests primarily in growth-oriented Equity
                                  Securities of small U.S. and, to a limited
                                  extent, foreign companies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Technology Portfolio              Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of
                                  companies that the Adviser expects will
                                  benefit from their involvement in technology
                                  and technology-related industries.
--------------------------------------------------------------------------------
U.S. Mid Cap Core Portfolio       Under normal circumstances, the Portfolio
(formerly, Mid Cap Value          invests primarily in Common Stocks of
Portfolio)                        companies generally in the range of companies
                                  included in the S&P MidCap 400 Index.
--------------------------------------------------------------------------------
U.S. Real Estate Portfolio        Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of
                                  companies in the U.S. real estate industry.
--------------------------------------------------------------------------------
Value Portfolio                   Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities. Its focus is value oriented Equity Securities.

--------------------------------------------------------------------------------
Global Portfolios:
--------------------------------------------------------------------------------
Active International Allocation   Under normal circumstances, the Portfolio
Portfolio                         invests primarily in accordance with country
                                  and sector weightings determined by the
                                  Adviser in Equity Securities of non-U.S.
                                  issuers which, in the aggregate, generally
                                  replicate broad market indices.
--------------------------------------------------------------------------------
Asian Equity Portfolio            Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of
                                  Asian issuers (excluding Japanese issuers).
--------------------------------------------------------------------------------
Emerging Markets Debt Portfolio   Under normal circumstances, the Portfolio
                                  invests primarily in Fixed Income Securities
                                  of government and government related issuers
                                  and to a lesser extent of corporate issuers in
                                  emerging market countries.
--------------------------------------------------------------------------------
Emerging Markets Equity           Under normal circumstances, the Portfolio
Portfolio                         invests primarily in growth-oriented Emerging
                                  Market Country Equity Securities.
--------------------------------------------------------------------------------
Global Franchise Portfolio        Under normal circumstances, the Portfolio
                                  invests primarily in equity securities of
                                  issuers located throughout the world that the
                                  Adviser believes have, among other things,
                                  resilient business franchises and growth
                                  potential.
--------------------------------------------------------------------------------
Global Value Equity Portfolio     Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of
                                  issuers throughout the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  world, including U.S. issuers.
--------------------------------------------------------------------------------
International Fixed Income        Under normal circumstances, the Portfolio
Portfolio                         invests primarily in Investment Grade Fixed
                                  Income Securities of issuers outside of the
                                  U.S.
--------------------------------------------------------------------------------
International Magnum Portfolio    Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of
                                  non-U.S. issuers domiciled in Europe,
                                  Australasia and Far East ("EAFE") countries.
--------------------------------------------------------------------------------
Latin American Portfolio          Under normal circumstances, the Portfolio
                                  invests primarily in Equity Securities of Latin American issues.

--------------------------------------------------------------------------------
Asset Allocation Portfolios:
--------------------------------------------------------------------------------
Balanced Portfolio                Under normal circumstances, the Portfolio will
                                  invest 45% to 75% of its assets in Equity
                                  Securities and 25% to 55% of its assets in
                                  Fixed Income Securities. The Portfolio may
                                  invest up to 25% of its assets in Foreign
                                  Equity and Foreign Fixed income securities,
                                  including Emerging Market Country Securities.
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio       The Portfolio invests in Equity Securities and
                                  Fixed Income Securities of U.S. and foreign
                                  issuers in accordance with the Adviser's
                                  target allocation among certain among certain
                                  asset classes.
--------------------------------------------------------------------------------

The following tables summarize the permissible investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a complete description of such Portfolio's investment policies.

U.S Fixed Income Portfolios:

                                                       Core Plus                Investment
                                          Capital        Fixed       High       Grade Fixed      Money    Targeted
                                        Preservation     Income      Yield         Income        Market   Duration
                                        ------------     ------      -----         ------        ------   --------
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
------------------------------------------------------------------------------------------------------------------
   Common Stocks
------------------------------------------------------------------------------------------------------------------
   Depositary Receipts
------------------------------------------------------------------------------------------------------------------
   Investment Company Securities              x             x           x             x             x        x
------------------------------------------------------------------------------------------------------------------
   Limited Partnerships
------------------------------------------------------------------------------------------------------------------
   Real Estate Investing
------------------------------------------------------------------------------------------------------------------
   --REITs                                                              +
------------------------------------------------------------------------------------------------------------------
   --Specialized
------------------------------------------------------------------------------------------------------------------
   Ownership Vehicles
------------------------------------------------------------------------------------------------------------------
   Rights                                                   x
------------------------------------------------------------------------------------------------------------------

                                                            Core Plus                 Investment
                                               Capital        Fixed        High       Grade Fixed     Money     Targeted
                                             Preservation     Income       Yield        Income        Market    Duration
                                            -------------- -----------    -------    --------------  --------  -----------
     ----------------------------------------------------------------------------------------------------------------------
        Warrants                                                             x
     ----------------------------------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------------------------------------------------
     FIXED INCOME SECURITIES:
     ----------------------------------------------------------------------------------------------------------------------
        Agencies                                   x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Asset-Backed Securities                    x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Cash Equivalents                           x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Commercial Paper                           x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Corporates                                 x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Floaters                                   x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        High Yield Securities                                   x            x                                      x
     ----------------------------------------------------------------------------------------------------------------------
        Inverse Floaters                           x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Investment Grade Securities                x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Loan Participations and Assignments                     x            x
     ----------------------------------------------------------------------------------------------------------------------
        Money Market Instruments                   x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Mortgage Related Securities                x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        --CMOs                                     x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        --MBSs                                     x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        --SMBSs                                    x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Municipals                                 x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Repurchase Agreements                      x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Temporary Investments                      x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        U.S. Government Securities                 x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Yankee Dollar Obligations                  x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Zero Coupons, Pay-In-Kind
          Securities or Deferred Payment
          Securities                               x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------
        Wrapper Agreements                         x
     ----------------------------------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------------------------------------------------
     FOREIGN INVESTMENT:
     ----------------------------------------------------------------------------------------------------------------------
        Brady Bonds                                x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Emerging Market Country Securities                      x            x             x
     ----------------------------------------------------------------------------------------------------------------------
        Foreign Bonds                              x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Foreign Currency Transactions              x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Foreign Equity Securities                                            x                                      x
     ----------------------------------------------------------------------------------------------------------------------
        Investment Funds
     ----------------------------------------------------------------------------------------------------------------------
        Russian Equity Securities
     ----------------------------------------------------------------------------------------------------------------------
     OTHER SECURITIES AND INVESTMENT
     TECHNIQUES:
     ----------------------------------------------------------------------------------------------------------------------
        Borrowing for Investment Purposes
     ----------------------------------------------------------------------------------------------------------------------
        Convertible Securities                     x            x            x             x                        x
     ----------------------------------------------------------------------------------------------------------------------
        Loans of Portfolio Securities              x            x            x             x             x          x
     ----------------------------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------------------------------
                                                            Core Plus                  Investment
                                               Capital        Fixed        High       Grade Fixed      Money    Targeted
                                             Preservation     Income       Yield         Income        Market   Duration
                                            -------------- -----------    -------    --------------  --------  ----------
     -----------------------------------------------------------------------------------------------------------------------
        Non-Publicly Traded Securities
          Private Placements and
          Restricted Securities                    x            x            x             x             x          x
     -----------------------------------------------------------------------------------------------------------------------
        Preferred Stocks                           x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------
        Reverse Repurchase Agreements              x            x            x             x             x          x
     -----------------------------------------------------------------------------------------------------------------------
        Short Sales                                x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------
        Structured Investments                     x            x            x             x             x          x
     -----------------------------------------------------------------------------------------------------------------------
        Temporary Borrowing                        x            x            x             x             x          x
     -----------------------------------------------------------------------------------------------------------------------
        When-Issued and Delayed Delivery
          Securities                               x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------------------------------
     DERIVATIVES:
     -----------------------------------------------------------------------------------------------------------------------
        Foreign Currency Forward Contracts         x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------
        Futures and Forward Contracts              x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------
        Options                                    x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------
        Swaps, Caps, Collars and Floors            x            x            x             x                        x
     -----------------------------------------------------------------------------------------------------------------------

+ The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

U.S. Equity Portfolios:


--------------------------------------------------------------------------------------------------------------------------------
                                                   Equity                Small                   U.S. Mid     U.S.
                                Core     Equity     and      Mid Cap    Company                     Cap       Real
                               Equity    Growth    Income    Growth     Growth     Technology      Core      Estate    Value
                              --------  --------  --------  ---------  ---------  ------------  ----------  --------  -------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------------------------------------------------------
   Common Stocks                  x         x         x         x          x            x            x          x         x
--------------------------------------------------------------------------------------------------------------------------------
   Depositary Receipts            x         x         x         x          x            x            x          x         x
                                (ADRs                         (ADRs      (ADRs                     (ADRs               (ADRs
                                ONLY)                         ONLY)      ONLY)                     ONLY)                ONLY)
--------------------------------------------------------------------------------------------------------------------------------
   Investment Company
   Securities                     x         x         x         x          x            x            x          x         x
--------------------------------------------------------------------------------------------------------------------------------
   IPOs                           x         x         x         x          x            x            x          x         x
--------------------------------------------------------------------------------------------------------------------------------
   Limited Partnerships                                                                 x
--------------------------------------------------------------------------------------------------------------------------------
   Rights                         x         x         x         x          x            x            x          x         x
--------------------------------------------------------------------------------------------------------------------------------
   Real Estate Investing
--------------------------------------------------------------------------------------------------------------------------------
   --REITs                                  x         x         x          x                         x          x
--------------------------------------------------------------------------------------------------------------------------------
   --Specialized Ownership
     Vehicles                               x                                                                   x
--------------------------------------------------------------------------------------------------------------------------------
   Warrants                       x         x         x         x          x            x            x          x         x
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      Equity                   Small                     U.S. Mid      U.S.
                                 Core      Equity      and        Mid Cap     Company                      Cap         Real
                                Equity     Growth     Income       Growth      Growth    Technology        Core       Estate  Value
                                ------     ------     ------       ------      ------    ----------        ----       ------  -----
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
SECURITIES:
------------------------------------------------------------------------------------------------------------------------------------
   Agencies                         x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Asset-Backed Securities                                x
------------------------------------------------------------------------------------------------------------------------------------
   Cash Equivalents                 x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Commercial Paper                 x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Corporates                       x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Floaters
------------------------------------------------------------------------------------------------------------------------------------
   High Yield Securities                                                                        x
------------------------------------------------------------------------------------------------------------------------------------
   Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Securities      x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Loan Participations
   and Assignments
------------------------------------------------------------------------------------------------------------------------------------
   Money Market Instruments         x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage Related Securities
------------------------------------------------------------------------------------------------------------------------------------
   --CMOs                                                 x
------------------------------------------------------------------------------------------------------------------------------------
   --MBSs                                                 x
------------------------------------------------------------------------------------------------------------------------------------
   --SMBSs                                                x
------------------------------------------------------------------------------------------------------------------------------------
   Municipals
------------------------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements            x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Temporary Investments            x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities       x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Yankee Dollar Obligations                   x          x                                     x                                x
------------------------------------------------------------------------------------------------------------------------------------
   Zero Coupons,
     Pay-In-Kind Securities
     or Deferred Payment Securities x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT:
------------------------------------------------------------------------------------------------------------------------------------
   Brady Bonds
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Country
     Securities                                                                    x            x           x          x
------------------------------------------------------------------------------------------------------------------------------------
   Eurodollar Obligations                                 x                                     x
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Bonds                    x                     x                                     x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency
     Transactions                   x          x          x           x            x            x           x          x         x
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      Equity                   Small                    U.S. Mid     U.S.
                                   Core      Equity     and       Mid Cap     Company                     Cap        Real
                                  Equity     Growth   Income      Growth      Growth     Technology       Core      Estate    Value
                                  ------     ------   ------      ------      ------     ----------       ----      ------    -----
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Equity Securities        x          x         x           x            x            x            x          x
------------------------------------------------------------------------------------------------------------------------------------
   Investment Funds                            x                                               x                       x
------------------------------------------------------------------------------------------------------------------------------------
   Russian Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES AND
INVESTMENT TECHNIQUES:
------------------------------------------------------------------------------------------------------------------------------------
   Borrowing for Investment
     Purposes
------------------------------------------------------------------------------------------------------------------------------------
   Convertible Securities           x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Loans of Portfolio
     Securities                     x          x         x           x            x            x            x          x         x
 -----------------------------------------------------------------------------------------------------------------------------------
   Non-Publicly Traded
     Private Placements and
      Restricted Securities         x          x         x           x            x            x            x          x
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Stocks                 x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Reverse Repurchase
     Agreements                     x                    x           x            x            x            x                    x
------------------------------------------------------------------------------------------------------------------------------------
   Short Sales                      x                                x            x            x            x                    x
------------------------------------------------------------------------------------------------------------------------------------
   Structured Investments                      x                                               x                       x
------------------------------------------------------------------------------------------------------------------------------------
   Temporary Borrowing              x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   When-Issued and Delayed
     Delivery Securities            x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Currency Forward        x          x         x           x            x            x            x          x         x
     Contracts
------------------------------------------------------------------------------------------------------------------------------------
   Futures and Forward
     Contracts                      x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Options                          x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------
   Swaps, Caps, Collars and
     Floors                         x          x         x           x            x            x            x          x         x
------------------------------------------------------------------------------------------------------------------------------------

Global Portfolios:


                              Active                                                            Interna-
                             Interna-               Emerging    Emerging    Global     Global    tional     Interna-   Latin
                              tional     Asian       Markets     Markets     Fran-     Value     Fixed       tional    Ameri-
                            Allocation   Equity       Debt       Equity      chise     Equity    Income      Magnum     can
                           ------------ --------   ----------  ----------  --------   -------- ----------  ---------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EQUITY
SECURITIES:
------------------------------------------------------------------------------------------------------------------------------------
  Common Stocks                  x          x                        x          x          x                     x        x
------------------------------------------------------------------------------------------------------------------------------------
  Depositary Receipts            x          x           x            x          x          x                     x        x
------------------------------------------------------------------------------------------------------------------------------------
  Investment Company
   Securities                    x          x           x            x          x          x        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Limited Partnerships
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Investing
------------------------------------------------------------------------------------------------------------------------------------
   --REITs                       x          x                        x          x          x                     x        x
------------------------------------------------------------------------------------------------------------------------------------
   --Specialized Ownership
      Vehicles                   x          x                        x          x          x                     x        x
------------------------------------------------------------------------------------------------------------------------------------
     Rights                      x          x           x            x          x          x                     x        x
------------------------------------------------------------------------------------------------------------------------------------
   Warrants                      x          x           x            x          x          x                     x        x
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES:
------------------------------------------------------------------------------------------------------------------------------------
   Agencies                      x          x           x            x          *          *        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Asset-Backed Securities                              x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   Cash Equivalents              x          x           x            x          x          x        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Commercial Paper              x          x           x            x          x          x        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Corporates                    x          x           x            x          *          *        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Floaters                                             x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   High Yield Securities                                x            x                              x                     x
------------------------------------------------------------------------------------------------------------------------------------
   Inverse Floaters                                     x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   Investment Grade
     Securities                  x          x           x            x          x          x        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Loan Participations and
     Assignments                                        x            x                                                    x
------------------------------------------------------------------------------------------------------------------------------------
   Money Market Instruments      x          x           x            x          x          x        x            x        x
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage Related
     Securities                                         x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   --CMOs                                               x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   --MBSs                                               x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   --SMBSs                                              x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   Municipals                                           x                                           x
------------------------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements         x          x           x            x          x          x        x            x        x
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Active                                                            Interna-
                              Interna-               Emerging    Emerging    Global     Global    tional     Interna-   Latin
                               tional     Asian       Markets     Markets     Fran-     Value     Fixed       tional    Ameri-
                             Allocation   Equity       Debt       Equity      chise     Equity    Income      Magnum     can
                            ------------ --------   ----------  ----------  --------   -------- ----------  ---------- --------
------------------------------------------------------------------------------------------------------------------------------------
   Temporary Investments          x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government
     Securities                   x          x           x            x           *         *          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Yankee Dollar
     Obligations                  x                      x                                             x           x
------------------------------------------------------------------------------------------------------------------------------------
   Zero Coupons,
     Pay-In-Kind
     Securities or
     Deferred Payment
     Securities                   x          x           x            x                                x           x      x
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT:
------------------------------------------------------------------------------------------------------------------------------------
   Brady Bonds                    x          x           x            x                                x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market
     Country Securities           x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Eurodollar Obligations         x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Bonds                  x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency
     Transactions                 x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Equity
     Securities                   x          x           x            x           x         x                      x      x
------------------------------------------------------------------------------------------------------------------------------------
   Investment Funds               x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Russian Equity
     Securities                   x                      x            x
------------------------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES AND
INVESTMENT TECHNIQUES:
------------------------------------------------------------------------------------------------------------------------------------
   Borrowing for
     Investment Purposes                                 x                                                                x
------------------------------------------------------------------------------------------------------------------------------------
   Convertible Securities         x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Loans of Portfolio
     Securities                   x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Non-Publicly Traded
     Securities, Private
     Placements and
     Restricted Securities        x          x           x            x                     x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Stocks               x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------
   Reverse Repurchase
     Agreements                                          x                        x                    x                  x
------------------------------------------------------------------------------------------------------------------------------------
   Short Sales                                           x                        x                    x                  x
------------------------------------------------------------------------------------------------------------------------------------
Structured Investments            x          x           x            x           x         x          x           x      x
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Active                                                            Interna-
                              Interna-               Emerging    Emerging    Global     Global    tional     Interna-   Latin
                               tional     Asian       Markets     Markets     Fran-     Value     Fixed       tional    Ameri-
                             Allocation   Equity       Debt       Equity      chise     Equity    Income      Magnum     can
                            ------------ --------   ----------  ----------  --------   -------- ----------  ---------- --------
------------------------------------------------------------------------------------------------------------------------------------

   Temporary Borrowing            x          x           x            x        x           x         x           x         x
------------------------------------------------------------------------------------------------------------------------------------
   When-Issued and Delayed
     Delivery Securities          x          x           x            x        x           x         x           x         x
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currency
     Forward Contracts            x          x           x            x        x           x         x           x         x
------------------------------------------------------------------------------------------------------------------------------------
   Futures and Forward
     Contracts                    x          x           x            x        x           x         x           x         x
------------------------------------------------------------------------------------------------------------------------------------
   Options                        x          x           x            x        x           x         x           x         x
------------------------------------------------------------------------------------------------------------------------------------
   Swaps, Caps, Collars
     and Floors                   x          x           x            x           x         x        x           x         x
------------------------------------------------------------------------------------------------------------------------------------

-----------
* This Portfolio may invest in certain U.S. Government Securities, Agencies and Corporate Debt as described under Money Market Instruments and Temporary Investments.

                                      -12

Asset Allocation Portfolios:

----------------------------------------------------------------------------------------
                                                         Balanced    Multi-Asset-Class
                                                         --------    -----------------
----------------------------------------------------------------------------------------
EQUITY SECURITIES:
----------------------------------------------------------------------------------------
   Common Stocks                                            x               x
----------------------------------------------------------------------------------------
   Depositary Receipts                                      x               x
                                                       (ADRs ONLY)     (ADRs ONLY)
----------------------------------------------------------------------------------------
   Investment Company Securities                            x               x
----------------------------------------------------------------------------------------
   Limited Partnerships
----------------------------------------------------------------------------------------
   REITs
----------------------------------------------------------------------------------------
   Rights                                                   x               x
----------------------------------------------------------------------------------------
   Warrants                                                 x               x
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES:
----------------------------------------------------------------------------------------
   Agencies                                                 x               x
----------------------------------------------------------------------------------------
   Asset-Backed Securities                                  x               x
----------------------------------------------------------------------------------------
   Cash Equivalents                                         x               x
----------------------------------------------------------------------------------------
   Commercial Paper                                         x               x
----------------------------------------------------------------------------------------
   Corporate Bonds                                          x               x
----------------------------------------------------------------------------------------
   Floaters                                                 x               x
----------------------------------------------------------------------------------------
   High Yield Securities                                    x               x
----------------------------------------------------------------------------------------
   Inverse Floaters                                         x               x
----------------------------------------------------------------------------------------
   Investment Grade Securities                              x               x
----------------------------------------------------------------------------------------
   Loan Participations and Assignments                      x               x
----------------------------------------------------------------------------------------
   Money Market Instruments                                 x               x
----------------------------------------------------------------------------------------
   Mortgage Related Securities                              x               x
----------------------------------------------------------------------------------------
   --CMOs                                                   x               x
----------------------------------------------------------------------------------------
   --MBSs                                                   x               x
----------------------------------------------------------------------------------------
   --SMBSs                                                  x               x
----------------------------------------------------------------------------------------
   Municipals                                               x               x
----------------------------------------------------------------------------------------
   Repurchase Agreements                                    x               x
----------------------------------------------------------------------------------------
   Temporary Investments                                    x               x
----------------------------------------------------------------------------------------
   U.S. Government Securities                               x               x
----------------------------------------------------------------------------------------
   Yankee Dollars                                           x               x
----------------------------------------------------------------------------------------
   Zero Coupons, Pay-In-Kind Securities or Deferred
     Payment Securities                                     x               x
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
FOREIGN INVESTMENT:
----------------------------------------------------------------------------------------
   Brady Bonds                                              x               x
----------------------------------------------------------------------------------------
   Emerging Market Country Securities                       x               x
----------------------------------------------------------------------------------------
   Foreign Bonds                                            x               x
----------------------------------------------------------------------------------------
   Foreign Currency Transactions                            x               x
----------------------------------------------------------------------------------------
   Foreign Equity Securities                                x               x
----------------------------------------------------------------------------------------
   Investment Funds                                         x               x
----------------------------------------------------------------------------------------
   Russian Equity Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
----------------------------------------------------------------------------------------
   Borrowing for Investment Purposes
----------------------------------------------------------------------------------------
   Convertible Securities                                   x               x
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                            Balanced    Multi-Asset-Class
                                                            --------    -----------------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
   Loans of Portfolio Securities                               x                x
-----------------------------------------------------------------------------------------
   Non-Publicly Traded Securities, Private Placements
     and Restricted Securities                                 x                x
-----------------------------------------------------------------------------------------
   Preferred Stocks                                            x                x
-----------------------------------------------------------------------------------------
   Reverse Repurchase Agreements                               x                x
-----------------------------------------------------------------------------------------
   Short Sales                                                 x                x
-----------------------------------------------------------------------------------------
   Structured Investments                                      x                x
-----------------------------------------------------------------------------------------
   Temporary Borrowing                                         x                x
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
DERIVATIVES:
-----------------------------------------------------------------------------------------
   Foreign Currency Forward Contracts                          x                x
-----------------------------------------------------------------------------------------
   Futures and Forward Contracts                               x                x
-----------------------------------------------------------------------------------------
   Options                                                     x                x
-----------------------------------------------------------------------------------------
   Swaps                                                       x                x
-----------------------------------------------------------------------------------------

Equity Securities: Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all Equity Securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular Equity Securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

ADRs: For information concerning American Depositary Receipts ("ADRs"), see "Depositary Receipts," below.

Common Stocks: Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts: Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include ADRs, Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary

Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Initial Public Offerings: Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of those shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-priced companies have fluctuated in significant amounts over short periods of time.

Investment Company Securities: Investment Company Securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an underlying fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. A Portfolio may invest in Investment Company Securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise permitted by the SEC. To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

Limited Partnerships: A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Real Estate Investing: Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments.

REITs: Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distributes to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

Rights: Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

Specialized Ownership Vehicles: Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

Warrants: Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

Fixed Income Securities

Fixed Income Securities generally represent an issuer's obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical Fixed Income Security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the Security.

Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of Fixed Income Securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk, and spread risk.

Interest-rate risk arises due to general changes in the level of market rates after the purchase of a Fixed Income Security. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of most Securities generally decline. While Securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity, and call (prepayment) features. Duration measures the likely percentage change in a Security's price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a Security. In almost all cases, the duration of a Fixed Income Security is shorter than its term to maturity.

Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other Securities, as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in Fixed Income Securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, Securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than Securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer's ability to prepay all or most of the Security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities. Quantitative models help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

Spread risk is the potential for the value of a Portfolio's assets to fall due to the widening of spreads. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or "spread") between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

Economic, political, and, other events also may affect the prices of broad fixed income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk, or spread risk.

Fixed Income Value Investing: The Adviser employs a value investing philosophy in the management of certain Portfolios. Bond prices and yields reflect implicit market forecasts regarding a variety of factors, such as inflation, economic growth, credit risk, and prepayment risk, to name a few. The Adviser uses a series of quantitative models and tools to assess and help identify situations where implicit market forecasts appear to be extremely optimistic or pessimistic. The Adviser then analyzes these findings and establishes the Portfolio's interest-rate, sector, and security selection positions so as to take advantage of the most attractive of these value opportunities.

Maturity and Duration Management: A component of the Adviser's fixed income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed income securities is actively managed, based upon the Adviser's assessment of the market's implied forecasts for inflation and economic growth. Adjustments to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall.

Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is thirty years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Agencies: The Term "Agencies" is used to refer to unsecured Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Federal National Mortgage Association (FNMA), or any of several other agencies. The term is not used to refer to mortgage securities issued by such agencies of the U.S. government.

Asset-Backed Securities: Asset-Backed Securities ("ABSs") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying ABSs tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on ABSs and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of ABSs will be based on the expected average life of the instrument. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Cash Equivalents: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio may invest in obligations of U.S. banks, of foreign branches of U.S. banks (Eurodollars) and of U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of the Prospectus.

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other fixed income securities which the Portfolio may purchase.

(2) Commercial Paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO (e.g., A or better by Moody's, S&P or Fitch, Inc. ("Fitch"));

(3) Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) Repurchase Agreements collateralized by securities listed above.

The Money Market Portfolio's investments are limited by the requirements of Rule 2a-7 under the 1940 Act.

Commercial Paper refers to short-term fixed income securities with maturities ranging from 2 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial Paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial Paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or S&P.

Collateralized Mortgage Obligations: Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Corporates: Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.


Fannie Mae Certificates: Fannie Mae (i.e., the Federal National Mortgage Association, or FNMA) is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Floaters: Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

High Yield Securities: High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as "junk bonds" or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

Inverse Floaters: Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

Investment Grade Securities: Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate.

Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

Loan Participations and Assignments: Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value ("NAV").

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

Money Market Instruments: Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

Mortgage-Backed Securities: With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by GNMA, FHLMC or Fannie Mae
(FNMA), private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs that at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by the FHLMC's right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) that also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds and, as to interest payments, ultimately by the U.S. Treasury.

There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (To Be Announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.

Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, the Adviser looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers that are rated investment grade at the time of purchase by Moody's or S&P or are deemed by the Adviser to be of comparable investment quality.

Mortgage Related Securities: Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities may include CMOs and ABSs issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Municipals: Municipal securities are Fixed Income Securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the prospectus for the Portfolios.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S& P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a "when-issued" basis, meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Repurchase Agreements: Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order issued by the SEC, the Portfolios managed by an Adviser may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by that Adviser. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

Temporary Investments: When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. Government Securities: U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

Yankee Dollar Obligations: Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. To a limited extent, they are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Zero Coupons: Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

Foreign Investment

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. See "Taxes--Foreign Income Taxes."

Brady Bonds: Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Emerging Market Country Securities: An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the

International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Eurodollar Obligations: Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar obligations are subject to the same risks as domestic issues and are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders.

Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


Foreign Bonds: Foreign Bonds are Fixed Income Securities issued by a government other than the U.S. government or a private issuer in a country other than the United States.

Foreign Currency Transactions: The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives," below.

European Currency Transition: On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "Euro" and each member's local currency became a denomination of the Euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the Euro effective January 1, 2002.

The transition to the Euro may continue to have an effect on the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro may have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

Foreign Equity Securities: Foreign Equity Securities are Equity Securities of an issuer in a country other than the United States.

Investment Funds: Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

Russian Equity Securities: The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity

Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.


In light of the risks described above, a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub- custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

Wrapper Agreements: (Capital Preservation Portfolio only)

Wrapper Agreement: Wrapper Agreements are used in order to seek to stabilize the net asset value ("NAV") of the Capital Preservation Portfolio although the Portfolio may not be able to do so. Each Wrapper Agreement obligates the wrapper provider to maintain the "book value" of the Portfolio's assets (covered assets) up to a specified maximum dollar or percentage amount, in accordance with the terms of the Wrapper Agreement. The book value of the covered assets is their purchase price plus accrued interest on the covered assets accreted at a rate calculated in accordance with a formula specified in the Wrapper Agreement (crediting rate) less an adjustment to reflect any defaulted securities. The crediting rate is adjusted periodically. Generally the variables in the crediting rate formula are the book value and market value of the covered assets, and the duration and yield of the covered assets or an index based approximation thereof. While the crediting rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the covered assets. The Portfolio may also be impacted by defaulted securities and cash flows tied to the purchase and redemption of shares. In no event will the crediting rate be negative, but it may be zero under the Wrapper Agreements entered into by the Portfolio.

Wrapper providers are banks, insurance companies and other financial institutions. The cost of Wrapper Agreements issued by high quality providers is typically 0.10% to 0.25% per dollar of covered assets per annum.

Generally, under the terms of a Wrapper Agreement, if the market value of the covered assets is less than the book value at the time the covered assets are liquidated for withdrawals of Portfolio interests resulting from redemptions of shares, the wrapper provider becomes obligated to pay to the Portfolio the difference. Conversely, if the Portfolio sells a security in order to fund a redemption request, at a price higher than its purchase price, plus accrued income, the Portfolio may be obligated to pay the wrapper provider the difference, although the timing of the payment would depend on the terms of the Wrapper Agreement. It is anticipated that each Wrapper Agreement will cover all covered assets up to a specified dollar or percentage amount, therefore if more than one wrapper provider becomes obligated to pay the Portfolio the difference between book value and market value, each wrapper provider will be obligated to pay an amount as designated by their contract according to the withdrawal hierarchy specified in the Wrapper Agreement.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the wrapper provider. In some cases, payments may be due upon disposition of covered assets; other Wrapper Agreements provide for settlement of payments only upon termination of the Wrapper Agreement or total liquidation of the covered assets.

The Portfolio expects that the use of Wrapper Agreements will under most circumstances permit it to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the covered assets held by the Portfolio less the expenses of the Portfolio, including amounts payable to wrapper providers directly or through the agreed upon reduction in the crediting rate. However, there can be no guarantee that the Portfolio will maintain a constant NAV or that any shareholder will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio security or a wrapper provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities through the crediting rate formula. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost and credit constraints, in the Adviser's or Dwight's sole discretion, render their purchase inadvisable.

If, in the event of a default of a wrapper provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could prevent the Portfolio from achieving its investment objective of stability of principal while earning current income that exceeds money market rates. If the Board determines that a wrapper provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the book value and the market value (plus accrued interest on the underlying securities) of the applicable covered assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments (liquidity reserve). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the liquidity reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the liquidity reserve. The obligation to maintain a liquidity reserve may result in a lower return for the Portfolio than if these assets were invested in longer-term debt securities. Generally, the liquidity reserve required by the Wrapper Agreements is not expected to exceed 10% of the Portfolio's total assets.

Wrapper Agreements may also require that the Portfolio comply with various conditions including, the covered assets have a specified average duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's investment objective and policies.

Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities.

Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the wrapper provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating and/or hybrid Wrapper Agreements of open-end maturity.

Types of Wrapper Agreements

Non-Participating Wrapper Agreement: Under a non-participating Wrapper Agreement, the wrapper provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells covered assets at a price below book value to meet withdrawals of a type covered by the Wrapper Agreement (a "Withdrawal Event"). Conversely, the Portfolio becomes obligated to make a payment to the wrapper provider whenever the Portfolio sells covered assets at a price above their book value in response to a Withdrawal Event. In neither case is the crediting rate adjusted at the time of the Withdrawal Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the covered assets below book value, it does not realize increases in the market value of the covered assets above book value; those increases are realized by the wrapper providers.

Participating Wrapper Agreement: Under a participating Wrapper Agreement, the obligation of the wrapper provider or the Portfolio to make payments to each other typically does not arise until all of the covered assets have been liquidated. Instead of payments being made on the occurrence of each Withdrawal Event, these obligations are a factor in the periodic adjustment of the crediting rate.

Hybrid Wrapper Agreement: Under a hybrid Wrapper Agreement, the obligation of the wrapper provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the covered assets, after which time payment covering the difference between market value and book value will occur. For example, a 50/50 hybrid wrap on $100 million of securities would provide for a participating wrapper be in place for the first $50 million of withdrawals which might lead to adjustments in the crediting rate, with a non-participating wrapper in place for the next $50 million of withdrawals, with those withdrawals not creating any adjustment to the crediting rate.

Fixed-Maturity Wrapper Agreement: A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between book value and market value of the covered assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the covered assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the covered assets to the remaining life of the Wrapper Agreement.

Evergreen Wrapper Agreement: An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the covered assets tends to vary and more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An Evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the covered assets.

Additional Risks of Wrapper Agreement:

In the event of the default of a wrapper provider, the Portfolio could potentially lose the book value protections provided by the Wrapper Agreements with that wrapper provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the covered assets thereunder is greater than their book value at the time of the default, because the wrap provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another provider to provide book value protections with respect to those covered assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those covered assets is less than their book value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting wrap provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, shareholders redeeming shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below book value. The combination of the default of a wrap provider and an inability to obtain a replacement Wrapper

Agreement could prevent the Portfolio from achieving its investment objective of seeking to provide stability of principal while earning current income that exceeds money market rates.

With respect to payments made under the Wrapper Agreements between the Portfolio and the wrap provider, some Wrapper Agreements, as noted in the Portfolio's prospectus, provide that payments may be due upon disposition of the covered assets, while others provide for payment only upon the total liquidation of the covered assets or upon termination of the Wrapper Agreement. Should multiple Wrapper Agreements cover all or the same specified covered assets up to a specified dollar amount, and if more than one wrap provider becomes obligated to pay to the Portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrap provider would pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Under the terms of most Wrapper Agreements, the wrap provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives, limitations, or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the wrap provider termination fees. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees, if the termination occurs within a specified period of time. In the event of termination of a Wrapper Agreement or conversion of an Evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the average duration of some portion of the Portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio.

Other Securities and Investment Techniques

Borrowing for Investment Purposes: Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's NAV per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Convertible Securities: Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

Loans of Portfolio Securities: Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest of the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Non-Publicly Traded Securities, Private Placements and Restricted Securities:
The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% (10% for the Money Market Portfolio) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Preferred Stocks: Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

Reverse Repurchase Agreements: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

Short Sales: A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid assets. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Structured Investments: Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

     PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

     ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third-party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

     LYONs. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

Structured Notes: Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

Temporary Borrowing: Each Portfolio is permitted to borrow from banks (and in the case of the Capital Preservation, Investment Grade Fixed Income, Targeted Duration, and Technology Portfolios from banks and other entities) for extraordinary or emergency purposes. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when the Adviser believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. Except in the case of the Emerging Markets Debt, Latin American and Technology Portfolios, a Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by the Adviser or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

When-Issued and Delayed Delivery Securities: When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a When-Issued or Delayed Delivery basis may increase the volatility of its net asset value. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

Derivatives: The Portfolios are permitted to utilize various exchange-traded and over-the- counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to, futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each of the Active International Allocation, Asian Equity, Emerging Markets Debt, Emerging Markets Equity, Equity Growth, Equity and Income, Global Franchise, Global Value Equity, International Magnum, Latin American, Small Company Growth, Technology and U.S. Real Estate Portfolios will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. The Balanced, Capital Preservation, Core Equity, Core Plus Fixed Income, High Yield, International Fixed Income, Investment Grade Fixed Income, Mid Cap Growth, Multi-Asset-Class, Targeted Duration, U.S. Mid Cap Core, and Value Portfolios will not enter into futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. The Money Market Fund will not use derivatives. The Portfolios' investments in forwards or other derivatives used for hedging purposes are not subject to the foregoing limits.

The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of forwards or other derivative products for hedging purposes.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used. Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are derivatives which may be used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

A Portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Portfolios may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Portfolio's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the Portfolio to hold liquid securities or cash equal to the Portfolio's obligations in a segregated account throughout the duration of the contract.

A Portfolio may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

Forward foreign currency exchange contracts are not traded on contract markets regulated by the SEC or the Commodity Futures Trading Commission ("CFTC"). They are traded through financial institutions acting as market-makers. Portfolios that trade foreign currency forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with them.

Forward foreign currency exchange contracts may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Currency hedging strategies involve certain other risks as well. There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with a Portfolio's obligation under the forward foreign currency exchange contract. On the date of maturity, a Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When a Portfolio enters into a forward foreign currency exchange contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward foreign currency exchange contract.


The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of, exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Futures Contracts (Futures) and Forward Contracts (Forwards): The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options are as follows:

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes. The Portfolios may also use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates.

Gains and losses on future contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.


Under rules adopted by the CFTC, each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

Options: The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

Swaps, Caps, Collars and Floors: Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

Taxes

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Federal Income Tax Treatment of Dividends and Distributions

Shares of the Portfolios will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Portfolios of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Portfolio intends to continue to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Fund intends that each of its Portfolios qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to security loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income derived with respect to its business of investing in such stock, securities or currencies, including generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities or other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, a Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, each Portfolio must distribute at least 90% of each Portfolio's net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders (the "Distribution Requirement"). If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

Although each Portfolio intends to distribute substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, a Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Some of the Portfolios may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of net investment income a Portfolio must distribute to satisfy the Distribution Requirement. In some cases, a Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

Positions held by a Portfolio in certain regulated futures contracts and foreign currency contracts ("Section 1256 Contracts") will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Portfolio's taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code ) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 Contracts may require a Portfolio to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to a particular Portfolio.

Short sales engaged in by a Portfolio may reduce the holding period of property held by a Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Federal Excise Tax

No Portfolio will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Foreign Income Taxes

Each Portfolio that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Portfolio's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Portfolio's assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Portfolio.

Purchase of Shares

The purchase price of each Portfolio of the Fund is the NAV next determined after the order is received by the Fund or its designee. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, and the 12b-1 fee charged to Class II shares. For each Portfolio of the Fund (other than the Money Market Portfolio), an order received prior to the close of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds. The Fund determines the NAV per share for shares of the Money Market Portfolio as of 12:00 noon Eastern Time on each day that the NYSE is open for business. Shares of each Portfolio may be purchased on any day the NYSE is open.

Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with cash) acceptable to the Fund. The securities would be acceptable by the Fund at their market value in return for Portfolio Shares of equal value.

The Fund may accept late day orders from participating insurance companies. In a late day order, all orders received by a participating insurance company on a business day are aggregated and the insurance company places a net purchase or redemption order for shares of one or more Portfolios later that day or the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the day on which the insurance company received the order.

Each Portfolio reserves the right in its sole discretion to suspend the offering of its shares and to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio.

Redemption of Shares

Redemptions: The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

Distributions In Kind: If the Board of Directors determines that it would be detrimental to the best interests of the shareholders of a Portfolio to make a redemption payment wholly in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Fund may pay all or a portion of a redemption by a distribution in kind of portfolio securities in lieu of cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay in cash any request for redemption during any 90-day period up to the lesser of $250,000 or 1% of net assets at the beginning of the period. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently selling shares of those securities.

Investment Limitations

Fundamental Limitations

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

(1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling futures contracts or options thereon or from investing in securities or other instruments backed by physical commodities);

(2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;


(4) except with respect to the International Fixed Income, Emerging Markets Equity, Emerging Markets Debt, Global Franchise, International Magnum, Latin American, U.S. Real Estate, and Technology Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;


(5) issue senior securities and will not borrow, except from banks (and in the case of the Technology, Targeted Duration, Capital Preservation, and Investment Grade Fixed Income Portfolios from banks and other entities) in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities.

(6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (in the case of the Money Market Portfolio) instruments issued by U.S. banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) ABSs will be classified according to the underlying assets securing such securities; and provided further that the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry; the Latin American Portfolio may invest more than 25% of its assets in securities of companies in the telecommunications industry or financial services industry; and the Technology Portfolio may invest more than 25% of its assets in securities of companies in the technology or technology related industries.

In accordance with Fundamental Restriction No. (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. The Board of Directors has made the foregoing determination with respect to the telecommunications industry and, accordingly, the Latin American Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.

Non-fundamental Limitations

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:


(1) sell short (other than "against the box") unless the Portfolio's obligation is covered by unencumbered liquid assets in a segregated account and by collateral held by the lending broker; provided that transactions in futures contracts and options are not deemed to constitute selling securities short (this limitation does not apply to the Equity and Income and Technology Portfolios);


(2) invest its assets in securities of any investment company except as may be permitted by the 1940 Act;

(3) invest more than an aggregate of 15% of the net assets of the Portfolio (10% in the case of the Money Market Portfolio), determined at the time of investment, in illiquid securities;

(4) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions and, in the case of the High Yield Portfolio, institutional investors, so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

(5) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; and

(6) except in the case of the Emerging Markets Debt, Latin American and Technology Portfolios, borrow money, other than temporarily or for extraordinary or emergency purposes or purchase additional securities when borrowings exceed 5% of total (gross) assets.


Whether diversified or non-diversified, each Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.


The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Fund and its Portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Portfolios.

In addition, Section 817(h) of the Code requires that the assets of each Portfolio be adequately diversified so that insurance companies, and not variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. To meet the diversification requirements of regulations issued under Section 817(h), each Portfolio will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Portfolio must meet the above diversification requirements within 30 days of the end of each calendar quarter.

Determining Maturities of Certain Instruments

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. In addition, for securities that are subject to prepayments, the weighted average life of the security will be used in the weighted average maturity calculation instead of the stated maturity date on the instrument. The weighted average life of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument.

Management of the Fund

Officers and Directors

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Directors and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by the Adviser or its affiliates. Two Directors ("Interested Directors") and all of the officers of the Fund are directors, officers or employees of the Fund's Adviser, distributor or administrator. The other Directors have no affiliation with the Fund's Adviser, distributor or administrator and are not "Interested Persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors").

INDEPENDENT DIRECTORS:

The Independent Directors of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of funds in the Fund Complex (defined below) overseen by each Independent Director and other directorships, if any, held by the Director, are shown below.

-------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  Portfolios in
                                                                                  Fund
                           Position(s)  Term of Office                            Complex         Other
Name, Age and Address of   Held with    and Length of    Principal Occupation(s)  Overseen by     Directorships
Independent Director       Registrant   Time Served*     During Past 5 Years      Director**      Held by Director
-------------------------------------------------------------------------------------------------------------------
John D. Barrett II (67)    Director     Director since   Chairman, Director, and  90              Director of the
Barrett Associates, Inc.                May 1995*        Chief Executive Officer                  Ashforth Company
565 Fifth Avenue                                         of Barrett Associates,                   (real estate).
New York, NY  10017                                      Inc. (investment
                                                         advisory firm);
                                                         Chairman, and Director
                                                         Emeritas of the Barrett
                                                         Growth Fund; Limited
                                                         Partner, Long Meadow
                                                         Holdings, LP.;
                                                         Limited Partner,
                                                         Barrett Capital Growth
                                                         Partners, LP.
-------------------------------------------------------------------------------------------------------------------

-------------------------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated person of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

---------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                   Portfolios in
                                                                                   Fund
                            Position(s)  Term of Office                            Complex        Other
Name, Age and Address of    Held with    and Length of    Principal Occupation(s)  Overseen by    Directorships
Independent Director        Registrant   Time Served*     During Past 5 Years      Director**     Held by Director
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Thomas P. Gerrity (61)      Director     Director since   Professor of             90             Director of
Wharton School                           October 2001     Management, and                         Sunoco (oil
University of Pennsylvania                                formerly Dean, Wharton                  refining), Fannie
Philadelphia, PA                                          School of Business,                     Mae (mortgage
19104-6370                                                University of                           finance), CVS
                                                          Pennsylvania; formerly                  Corporation
                                                          Director of IKON Office                 (retail
                                                          Solutions, Inc. (office                 pharmacy),
                                                          equipment), Fiserv                      Knight-Ridder,
                                                          (financial services),                   Inc. and Internet
                                                          Digital Equipment                       Capital Group
                                                          Corporation (computer                   (newspapers).
                                                          equipment), ICG
                                                          Commerce, Inc.
                                                          (internet commerce),
                                                          Investor Force
                                                          Holdings, Inc.
                                                          (institutional
                                                          investment information
                                                          services), Union
                                                          Carbide Corporation
                                                          (chemicals), and
                                                          Reliance Group Holdings
                                                          (insurance).
---------------------------------------------------------------------------------------------------------------------
Gerard E. Jones (66)        Director     Director since   Of Counsel, Shipman &    92             Director of
Shipman & Goodwin LLP                    September 1988   Goodwin LLP (law firm).                 Tractor Supply
43 Arch Street                                                                                    Company, Tiffany
Greenwich, CT 06830                                                                               Foundation and
                                                                                                  Fairfield County
                                                                                                  Foundation.
---------------------------------------------------------------------------------------------------------------------
Joseph J. Kearns (60)       Director     Director since   President, Kearns &      90             Director of
6287 Via Escondido                       October 2001     Associates LLC                          Electro Rent
Malibu, CA 90265                                          (investment                             Corporation
                                                          consulting); formerly                   (equipment
                                                          CFO of the J. Paul                      leasing), The
                                                          Getty Trust.                            Ford Family
                                                                                                  Foundation, and
                                                                                                  the UCLA
                                                                                                  Foundation.
---------------------------------------------------------------------------------------------------------------------
Vincent R. McLean (71)      Director     Director since   Formerly Executive Vice  90             Director of Legal
702 Shackamaxon Dr.                      October 2001     President, Chief                        and General
Westfield, NJ 07090                                       Financial Officer,                      America Inc.
                                                          Director and Member of                  (insurance),
                                                          the Executive Committee                 Banner Life
                                                          of Sperry Corporation                   Insurance Co. and
                                                          (now part of Unisys                     William Penn Life
                                                          Corporation).                           Insurance Company
                                                                                                  of New York.
---------------------------------------------------------------------------------------------------------------------


-------------------------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated person of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

-------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  Portfolios in
                                                                                  Fund
                           Position(s)  Term of Office                            Complex       Other
Name, Age and Address of   Held with    and Length of    Principal Occupation(s)  Overseen by   Directorships
Independent Director       Registrant   Time Served*     During Past 5 Years      Director**    Held by Director
-------------------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr. (68)  Director     Director since   Managing Director of     90            Trustee of
1385 Outlook Drive West                 October 2001     Morong Capital                         the mutual
Mountainside, NJ 07092                                   Management; formerly                   funds in the
                                                         Senior Vice President                  Smith Barney
                                                         and Investment Manager                 CitiFunds
                                                         for CREF, TIAA-CREF                    fund Complex.
                                                         Investment Management,
                                                         Inc.; formerly Director
                                                         of the Indonesia Fund,
                                                         the Landmark Funds and
                                                         the Ministers and
                                                         Missionaries Benefit
                                                         Board of American
                                                         Baptist Churches.
-------------------------------------------------------------------------------------------------------------------
William G. Morton, Jr.     Director     Director since   Formerly Chairman and    90            Director of Radio
(65)                                    February 2000    Chief Executive Officer                Shack Corporation
100 Franklin Street                                      of Boston Stock                        (electronics).
Boston, MA 02110                                         Exchange.                              Director of the
                                                                                                Griswold
                                                                                                Company
                                                                                                (securities
                                                                                                brokerage).
-------------------------------------------------------------------------------------------------------------------
Michael E. Nugent (66)     Director     Director since   General Partner of       213           Director of
c/o Triumph Capital, L.P.               July 2001        Triumph Capital, L.P.,                 various business
237 Park Avenue                                          (a private investment                  organizations.
New York, NY 10017                                       partnership); formerly
                                                         Vice President, Bankers
                                                         Trust Company and BT
                                                         Capital Corporation;
                                                         Director or Trustee of
                                                         the Morgan Stanley
                                                         Funds and TCW/DW Term
                                                         Trust.
-------------------------------------------------------------------------------------------------------------------
                                                         Chairman and Chief
Fergus Reid (69)           Director     Director since   Executive Officer of     92            Trustee and
85 Charles Colman Blvd.                 May 1995         Lumelite Plastics                      Director of
Pawling, NY 12564                                        Corporation.                           certain
                                                                                                investment
                                                                                                companies in the
                                                                                                JPMorgan Funds
                                                                                                complex managed by
                                                                                                JP Morgan
                                                                                                Investment
                                                                                                Management Inc.
-------------------------------------------------------------------------------------------------------------------


-------------------------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated person of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

INTERESTED DIRECTORS:

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of funds in the Fund Complex overseen by each Interested Director and the other directorships, if any, held by the Director, are shown below.


---------------------------------------------------------------------------------------------------------------------
                                                                                        Number of
                                                                                        Portfolios in
                                                                                        Fund           Other
                              Position(s)   Term of Office                              Complex        Directorships
Name, Age and Address of      Held with     and Length of    Principal Occupation(s)    Overseen by    Held by
Independent Director          Registrant    Time Served*     During Past 5 Years        Director**     Director
---------------------------------------------------------------------------------------------------------------------
Ronald E. Robison (64)        President     President        Chief Global Operations    93             None
1221 Avenue of the Americas   and Director  (since March     Officer and Managing
New York, NY 10020                          2001); Director  Director of Morgan
                                            (since October   Stanley Investment
                                            2001)            Management Inc; Managing
                                                             Director of Morgan
                                                             Stanley; Managing
                                                             Director and Director of
                                                             Morgan Stanley Investment
                                                             Advisors Inc. and Morgan
                                                             Stanley Services Company
                                                             Inc.; President, Chief
                                                             Executive Officer and
                                                             Director of Morgan
                                                             Stanley Trust; Vice
                                                             President of the Morgan
                                                             Stanley Funds; Principal
                                                             Executive Officer of the
                                                             Van-Kampen Open-End
                                                             Funds; Principal
                                                             Executive Officer of the
                                                             Van-Kampen Closed-End
                                                             Funds; formerly, Managing
                                                             Director and Chief
                                                             Operating Officer of TCW
                                                             Investment Management
                                                             Company; formerly
                                                             Managing Director of The
                                                             Trust Company of the West.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Mitchell M. Merin (49)        Chairman and  Chairman and     President and Chief        90
1221 Avenue of the Americas   Director      Director since   Operating Officer of
New York, NY                                February 2003    Morgan Stanley Investment
                                                             Management Inc.;
                                                             President, Director and
                                                             Chief Executive Officer
                                                             of Morgan Stanley
                                                             Investment Advisors, Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.;
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc.;
                                                             Chairman and Director of
                                                             Morgan Stanley Trust;
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries; President
                                                             and Chief Executive
                                                             Officer of the Morgan
                                                             Stanley Funds and TCW/DW
                                                             Term Trust 2003; Trustee,
                                                             President and Chief
                                                             Executive Officer of the
                                                             Van Kampen Open-End
                                                             Funds; President and
                                                             Chief Executive Officer
                                                             of the Van-Kampen
                                                             Closed-End Funds;
                                                             formerly Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors, Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.;
                                                             formerly Executive Vice
                                                             President of Morgan
                                                             Stanley Distributors
                                                             Inc.; formerly Vice
                                                             President of the Morgan
                                                             Stanley Funds; formerly
                                                             Executive Vice President
                                                             of Morgan Stanley.
---------------------------------------------------------------------------------------------------------------------


-------------------------
* Each Director serves an indefinite term, until his or her successor is elected.


** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated person of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

OFFICERS:


-------------------------------------------------------------------------------------------------------------------
                                   Position(s)
Name, Age and Address of           Held with                                        Principal Occupation(s) During
Executive Officer                  Registrant            Length of Time Served      Past 5 Years
-------------------------------------------------------------------------------------------------------------------
James Garrett (34)                 Treasurer             Treasurer since February   Executive Director of Morgan
Morgan Stanley                                            2002                      Stanley & Co. Incorporated and
Investment Management Inc.                                                          Morgan Stanley Investment
1221 Avenue of the Americas                                                         Management; Treasurer of various
New York, NY  10020                                                                 U.S. registered investment
                                                                                    companies managed by Morgan
                                                                                    Stanley Investment Management
                                                                                    Inc.; previously with Price
                                                                                    Waterhouse LLP (now
                                                                                    PricewaterhouseCoopers LLP).
-------------------------------------------------------------------------------------------------------------------
Stefanie V. Chang (36)             Vice President        Vice President since 1997  Executive Director of Morgan
Morgan Stanley                                                                      Stanley & Co. Incorporated and
Investment Management Inc.                                                          Morgan Stanley Investment
1221 Avenue of the Americas                                                         Management Inc.; and Vice
New York, NY  10020                                                                 President of various funds in the
                                                                                    Fund Complex; formerly, practiced
                                                                                    law with the New York law firm
                                                                                    of Rogers & Wells (now Clifford
                                                                                    Chance Rogers US LLP).
-------------------------------------------------------------------------------------------------------------------
Mary E. Mullin (36)                Secretary             Secretary since 1999       Vice President of Morgan Stanley
Morgan Stanley                                                                      & Co. Incorporated and Morgan
Investment Management Inc.                                                          Stanley Investment Management
1221 Avenue of the Americas                                                         Inc.; Secretary of various funds
New York, NY  10020                                                                 in the Fund Complex; formerly,
                                                                                    practiced law with the New York
                                                                                    law firms of McDermott, Will &
                                                                                    Emery and Skadden, Arps, Slate,
                                                                                    Meagher & Flom LLP.
-------------------------------------------------------------------------------------------------------------------
Micheal Leary (37)                 Assistant Treasurer   Assistant Treasurer since  Assistant Director and Vice
J.P. Morgan Investor Services Co.                        2003                       President of Fund Administration,
73 Tremont Street                                                                   J.P. Morgan Investors Services
Boston, MA  02108-3913                                                              Co. (formerly Chase Global Funds
                                                                                    Services Company); formerly Audit
                                                                                    Manager at Ernst & Young, LLP.
-------------------------------------------------------------------------------------------------------------------
Lorraine Truten (41)               Vice President        Vice President since 2001  Executive Director of Morgan
One Tower Bridge                                                                    Stanley Investment Management
100 Front Street, Suite 1100                                                        Inc.; President, Morgan Stanley
West Conshohocken, PA 19428-2881                                                    Distribution Inc.; formerly
                                                                                    President of Morgan Stanley
                                                                                    Institutional Fund Trust; Vice
                                                                                    President of various funds in the
                                                                                    Fund Complex.
-------------------------------------------------------------------------------------------------------------------

   For each Director, the dollar range of equity securities beneficially owned by the Director is shown below.


--------------------------------------------------------------------------------------------------------------
                                                               Aggregate Dollar Range of Equity Securities in
                                    Dollar Range of Equity      All Registered Investment Companies Overseen
                                    Securities in the Fund      by Director in Family of Investment Companies
    Name of Director                   (As of 12/31/02)*                      (As of 12/31/02)**
--------------------------------------------------------------------------------------------------------------
John D. Barrett II                           None                                  Over $100,000

--------------------------------------------------------------------------------------------------------------
Mitchell M. Merin                            None                                  Over $100,000

--------------------------------------------------------------------------------------------------------------
Thomas P. Gerrity                            None                              $  10,001-$50,000

--------------------------------------------------------------------------------------------------------------
Gerard E. Jones                              None                                  Over $100,000

--------------------------------------------------------------------------------------------------------------
Joseph J. Kearns                             None                              $  10,000-$50,000

--------------------------------------------------------------------------------------------------------------
Vincent R. McLean                            None                              $       1-$10,000

--------------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.                         None                              $  10,000-$50,000

--------------------------------------------------------------------------------------------------------------
William G. Morton, Jr.                       None                              $ 50,001-$100,000

--------------------------------------------------------------------------------------------------------------
Michael E. Nugent                            None                              $  10,000-$50,000

--------------------------------------------------------------------------------------------------------------
Fergus Reid                                  None                                  Over $100,000

--------------------------------------------------------------------------------------------------------------
Ronald E. Robison                            None                                      None

--------------------------------------------------------------------------------------------------------------


  ---------------

  * The following ranges should be used: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.



  ** Family of Investment Companies includes all funds advised by Morgan Stanley Investment Management Inc. (including but not limited to Morgan Stanley Institutional Fund, Inc., The Universal Institutional Funds, Inc. and various close-end funds advised by Morgan Stanley Investment Management, Inc.)



  As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.



  As of March 17, 2003 the Directors and Officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio the Fund.

Committees


The Board of Directors of the Fund has an Audit Committee, a Valuation Committee and a Nominating and Compensation Committee. The Audit Committee is composed entirely of Directors who are not "interested persons" ("Interested Directors") as defined under the 1940 Act of the Fund ("Independent Directors"). Currently, the Audit Committee is composed of Messrs. Jones, Barrett, Kearns, McLean and Morong. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accounts and reviews with the independent accounts the plan and results of the audit engagement and matters having a material effect on the Fund's financial operations.



The Valuation Committee of the Board meets from time to time as necessary to value any securities or currency held by the Fund for which market quotations are not available through the Fund's usual pricing procedures or when adjustments to the price become necessary due to events that occur subsequent to the close of trading on a foreign market. Prior to September 2002, the Valuation Committee could include one or more Independent Directors. No Independent Directors are currently members of the Valuation Committee.


The Nominating and Compensation Committee of the Board currently consists of Messrs. Gerrity, Morton, Nugent and Reid and is responsible for evaluating and recommending nominees for election to the Board, such nominees being either interested persons or non-interested persons of the Fund. The committee will not consider nominees recommended by securities holders.


During the Fund's fiscal year ended December 31, 2002, there were three meetings of the Audit Committee, twenty seven meetings of the Valuation Committee, and no meetings of the Nominating and Compensation Committee.


Compensation of Directors and Officers


The Fund, together with other funds in the Fund Complex advised by Morgan Stanley Investment Management or Morgan Stanley Investments LP for which a Director serves as director or trustee, pays each Independent Director an annual retainer fee of $75,000, as well as the following additional amounts to Directors for performing certain services for all of the funds in the Fund Group; $5,000 annually for performing the duties of Chairman of the Audit Committee, $5,000 annually for performing the duties of Chairman of the Nominating and Compensation Committee, $2,500 for each in-person Board meeting attended, and $1,000 for each telephonic Board meeting attended. For the fiscal year ended December 31, 2002, the Fund paid approximately $60,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration from the Fund for their services as Directors. The Fund's officers and employees are paid by Morgan Stanley Investment Management or its agents.


The Fund maintains an unfunded Deferred Compensation Plan which allows each Independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. At the Director's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex for the fiscal year ended December 31, 2002.

                               COMPENSATION TABLE


--------------------------------------------------------------------------------------------------
Name of Person                                    Aggregate         Total Compensation from Fund
                                                Compensation              and Fund Complex
                                                 from Fund              Payable to Directors
--------------------------------------------------------------------------------------------------
John D. Barrett II/3/                           $      3,459              $      87,000
--------------------------------------------------------------------------------------------------
Mitchell M. Merin*/4/                           $          0              $           0
--------------------------------------------------------------------------------------------------
Thomas P. Gerrity/1,2/                          $      3,425              $      86,000
--------------------------------------------------------------------------------------------------
Gerard E. Jones/3/                              $      3,508              $      91,000
--------------------------------------------------------------------------------------------------
Joseph J. Kearns/1,3/                           $      3,651              $      92,000
--------------------------------------------------------------------------------------------------
Vincent R. McLean/1,3/                          $      3,459              $      87,000
--------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr./1,3/                       $      3,459              $      87,000
--------------------------------------------------------------------------------------------------
William G. Morton, Jr./2/                       $      3,425              $      86,000
--------------------------------------------------------------------------------------------------
Michael Nugent/2/                               $      3,459              $      87,000
--------------------------------------------------------------------------------------------------
Fergus Reid/1,2/                                $      3,638              $      92,000
--------------------------------------------------------------------------------------------------
Ronald E. Robison*                              $          0              $           0
--------------------------------------------------------------------------------------------------


 ------------------------

 (*) Directors Robinson and Merin are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.
 /(1)/ Includes amounts deferred at the election of Directors under the Deferred
       Compensation Plan. The total amount of deferred compensation (including interest) payable or accrued by Messrs Reid, Morong, McLean, Kearns and Gerrity are $7,931, $3,158, $6,780, $2,955, and $5,738, respectively.

 /(2)/ Member of Nominating/Compensation Committee of the Board of Directors of
       the Fund.
 /(3)/ Member of the Audit Committee of the Board of Directors of the Fund.

 /(4)/ Mr. Merin was elected a Director of the Fund in 2003.


 Code of Ethics

 Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.


 The Codes apply to the personal investing activities of Directors and officers of the Fund, the Adviser and Morgan Stanley & Co. ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.


Investment Advisory, Sub-Advisory, Distribution and Administrative Agreements

The Adviser is a wholly owned subsidiary of Morgan Stanley. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, New York 10036 and the principal offices of the Adviser are located at 1221 Avenue of the Americas, New York, New York 10020.

Pursuant to an investment advisory agreement, the Adviser receives compensation for providing investment advisory services in the amounts described below. In managing the Portfolios, the Adviser may use the services of associated investment personnel employed by its affiliated institutional asset management companies.

Advisory Fees

The Adviser is entitled to receive a management fee at an annual percentage of a Portfolio's average daily net assets. The Adviser has voluntarily agreed to a reduction in the fees payable to them and/or to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in each Portfolio's prospectus. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed. The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time without notice in their sole discretion. The following table shows (i) the contractual advisory fee as a percentage of average daily net assets at certain levels of average daily net assets; and (ii) each Portfolio's expense cap for the fiscal year ended December 31, 2002.


-----------------------------------------------------------------------------------------------------------------------
                                                      Advisory Fee Payable
                                          ==============================================

                                                            From $500
                                            First $500    Million to $1    More than     Expense Cap      Expense
                Portfolio                     Million        Billion       $1 Billion      Class I      Cap Class II
 ----------------------------------------  ------------  ---------------  ------------  -------------  ---------------
-----------------------------------------------------------------------------------------------------------------------
Active International Allocation                0.80%          0.75%           0.70%         1.15%           1.25%
-----------------------------------------------------------------------------------------------------------------------
Asian Equity                                   0.80%          0.75%           0.70%         1.20%            N/A
-----------------------------------------------------------------------------------------------------------------------
Balanced                                       0.50%          0.45%           0.40%         0.80%            N/A
-----------------------------------------------------------------------------------------------------------------------
Capital Preservation                           0.45%          0.40%           0.35%         1.00%            N/A
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                    0.55%          0.50%           0.45%         0.85%            N/A
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                         0.40%          0.35%           0.30%         0.70%           0.95%
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                          0.80%          0.75%           0.70%         1.30%           1.35%
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                        1.25%          1.20%           1.15%         1.75%           1.80%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                      Advisory Fee Payable
                                          ==============================================

                                                            From $500
                                            First $500    Million to $1    More than     Expense Cap      Expense
                Portfolio                     Million        Billion       $1 Billion      Class I      Cap Class II
 ----------------------------------------  ------------  ---------------  ------------  -------------  ---------------
-----------------------------------------------------------------------------------------------------------------------
Equity and Income                              0.60%          0.55%           0.50%          N/A            1.00%
-----------------------------------------------------------------------------------------------------------------------
Equity Growth                                  0.55%          0.50%           0.45%         0.85%           1.10%
-----------------------------------------------------------------------------------------------------------------------
Global Franchise                               0.80%          0.75%           0.70%          N/A            1.20%
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                            0.80%          0.75%           0.70%         1.15%            N/A
-----------------------------------------------------------------------------------------------------------------------
High Yield                                     0.50%          0.45%           0.40%         0.80%           1.00%
-----------------------------------------------------------------------------------------------------------------------
International Fixed Income                     0.50%          0.45%           0.40%         0.80%            N/A
-----------------------------------------------------------------------------------------------------------------------
International Magnum                           0.80%          0.75%           0.70%         1.15%            N/A
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Fixed Income                  0.40%          0.35%           0.30%         0.80%            N/A
-----------------------------------------------------------------------------------------------------------------------
Latin American                                 1.10%          1.05%           1.00%         1.75%            N/A
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 0.75%          0.70%           0.65%         1.05%           1.15%
-----------------------------------------------------------------------------------------------------------------------
Money Market                                   0.30%          0.25%           0.20%         0.55%            N/A
-----------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class                              0.65%          0.60%           0.55%         0.95%            N/A
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                           0.95%          0.90%           0.85%          N/A            1.25%
-----------------------------------------------------------------------------------------------------------------------
Targeted Duration                              0.40%          0.35%           0.30%         0.75%            N/A
-----------------------------------------------------------------------------------------------------------------------
Technology                                     0.80%          0.75%           0.70%         1.15%            N/A
-----------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core                              0.75%          0.70%           0.65%         1.05%           1.15%
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                               0.80%          0.75%           0.70%         1.10%           1.35%
-----------------------------------------------------------------------------------------------------------------------
Value                                          0.55%          0.50%           0.45%         0.85%            N/A
-----------------------------------------------------------------------------------------------------------------------


-------------------

N/A = Not Applicable


The following table shows for each Portfolio the advisory fee paid for each of the past three fiscal years.


----------------------------------------------------------------------------------------------------------------------------
                                                                       Advisory Fee Paid (000)
----------------------------------------------------------------------------------------------------------------------------
                                             Year Ended                Year Ended                       Year Ended
           Portfolio                          12/31/02                  12/31/01                         12/31/00
----------------------------------------------------------------------------------------------------------------------------
Active International Allocation                  $0                        $41                             $0
                                             (net of fee       (net of fee waivers of $76)     (net of fee waivers of $103
                                           waivers of $131                                      and reimbursements of $12)
                                                 and
                                           reimbursements
                                               of $5)
----------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                    $747 (net of fee                $443                            $171
                                           waivers of $63)     (net of fee waivers of $14)     (net of fee waivers of $151)
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                           $704                      $400                           $263
                                                                                               (net of fee waivers of $94)
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                   $2,140 (net of fee             $1,504                          $2,549
                                           waivers of $244)    (net of fee waivers of $419)    (net of fee waivers of $368)
----------------------------------------------------------------------------------------------------------------------------
Equity Growth                             $479 (net of fee                $720                            $854
                                          waivers of $101)     (net of fee waivers of $82)     (net of fee waivers of $121)
----------------------------------------------------------------------------------------------------------------------------
Global Value Equity                       $519 (net of fee                $443                            $262
                                           waivers of $96)     (net of fee waivers of $80)     (net of fee waivers of $136)
----------------------------------------------------------------------------------------------------------------------------
High Yield                                $138 (net of fee                $260                            $151
                                           waivers of $88)     (net of fee waivers of $16)     (net of fee waivers of $137)
----------------------------------------------------------------------------------------------------------------------------
International Magnum                      $389 (net of fee                $384                            $350
                                          waivers of $170)     (net of fee waivers of $114)    (net of fee waivers of $208)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            $171 (net of fee                $95                              $0
                                           waivers of $76)     (net of fee waivers of $79)    (net of fee waivers of $59
                                                                                               and reimbursements of $39)
----------------------------------------------------------------------------------------------------------------------------
Money Market                              $117 (net of fee                $167                            $188
                                           waivers of $69)     (net of fee waivers of $72)    (net of fee waivers of $123)
----------------------------------------------------------------------------------------------------------------------------
Technology                                $210 (net of fee                $279                            $307
                                           waivers of $43)     (net of fee waivers of $58)    (net of fee waivers of $110)
----------------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core                         $1,156 (net of fee              $845                            $358
                                           waivers of $111)    (net of fee waivers of $55)    (net of fee waivers of $150)
----------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                          $3,507 (net of fee             $2,323                           $595
                                           waivers of $81)     (net of fee waivers of $144)   (net of fee waivers of $54)
----------------------------------------------------------------------------------------------------------------------------
Value                                     $198 (net of fee                $228                            $121
                                           waivers of $47)     (net of fee waivers of $36)    (net of fee waivers of $100)
----------------------------------------------------------------------------------------------------------------------------


----------------

Note: The Asian Equity, Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal years ended December 31, 2002, 2001 and 2000. In addition, the Asian Equity Portfolio has not been operational since April 2001, and prior thereto the Adviser waived its management fee. Consequently, no advisory fees were paid by these Portfolios for these fiscal years.


Sub-Advisory Fees


MSIA, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, serves as the investment sub-adviser to the Money Market Portfolio pursuant to an investment sub-advisory agreement with the Adviser. As compensation for managing the day-to-day investments of the Money Market Portfolio, the Adviser pays MSIA 40% of the investment advisory fee that the Adviser receives from this Portfolio (net of applicable fee waivers).




Dwight, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, serves as the investment sub-adviser to the Capital Preservation Portfolio pursuant to an investment sub-advisory agreement with the Adviser. Dwight negotiates, recommends and monitors the Portfolio's Wrapper Agreements subject to the supervision of the Adviser. As sub-adviser to the Capital Preservation Portfolio, Dwight is entitled to receive a fee from the Adviser equal to, on an annual basis, 0.10% on the first $500 million in average daily net assets, 0.08% on the average daily net assets from $500 million to $1 billion, and 0.06% on the average daily net assets in excess of $1 billion.


Approval of the Advisory Agreements


In approving the investment advisory agreements, and the investment sub-advisory agreements, the Board of Directors, including the Independent Directors, considered the nature, quality and scope of the services provided by the Adviser and the sub-advisers, the performance, fees and expenses of each Portfolio compared to other similar investment companies, the Adviser's and the sub-advisers' expenses in providing the services, the profitability of the Adviser and the sub-advisers and their affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with each Portfolio. The Independent Directors reviewed reports from third parties and management about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Directors noted their confidence in the capability and integrity of the senior management and staff of the Adviser and the sub-advisers and the financial strength of the

Adviser and the sub-advisers and their affiliated companies. The Independent Directors weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Directors, including all of the Independent Directors, determined, in the exercise of its business judgment that approval of the investment advisory agreements (and the investment sub-advisory agreement respecting the Money Market Portfolio and the Capital Preservation Portfolio) were in the best interests of each Portfolio and its shareholders.

Administration Fees


Pursuant to a separate Administration Agreement with the Fund, the Adviser provides administrative services to the Portfolios. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio managed by the Adviser.


Under a Sub-Administration Agreement between the Adviser and J.P. Morgan Investor Services Co. ("J.P. Morgan"), a corporate affiliate of J.P. Morgan Chase Bank ("Chase"), J.P. Morgan provides certain administrative services to the Fund. J.P. Morgan's business address is 73 Tremont Street, Boston, Massachusetts 02108-3919.

Distributor

Morgan Stanley & Co. is a wholly owned subsidiary of Morgan Stanley and serves as the Fund's distributor pursuant to a distribution agreement. The principal offices of Morgan Stanley & Co. are located at 1585 Broadway, New York, New York 10036.

Distribution of Shares (Applicable to Class II Shares Only)

The Fund has adopted the Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan authorizes the Class II shares of each Portfolio to pay Morgan Stanley & Co. a monthly 12b-1 fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. Such amount shall be paid to compensate Morgan Stanley & Co. for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive the following amounts of the 0.35% 12b-1 fees that it is entitled to receive:


--------------------------------------------------------------------------------
            Class II Portfolio                            Waiver

--------------------------------------------------------------------------------
Active International Allocation                            0.25%
--------------------------------------------------------------------------------
Core Plus Fixed Income                                     0.10%
--------------------------------------------------------------------------------
Emerging Markets Debt                                      0.30%
--------------------------------------------------------------------------------
Emerging Markets Equity                                    0.30%
--------------------------------------------------------------------------------
Equity and Income                                          0.30%
--------------------------------------------------------------------------------
Equity Growth                                              0.10%
--------------------------------------------------------------------------------
Global Franchise                                           0.30%
--------------------------------------------------------------------------------
High Yield                                                 0.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Growth                                           0.25%
--------------------------------------------------------------------------------
Small Company Growth                                     0.30%
--------------------------------------------------------------------------------
U.S. Mid Cap Core                                        0.25%
--------------------------------------------------------------------------------
U.S. Real Estate                                         0.10%
--------------------------------------------------------------------------------


These waivers are voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The following table describes the 12b-1 fees paid pursuant to the Plan by each active Class II Portfolio to various insurance companies for whose separate accounts the Portfolios are underlying investments for the fiscal year ended December 31, 2002.



              -------------------------------------------------
                                                     Total
                                                 Distribution
                                                 (12b-1) Fees
                                                    Paid by
                       Portfolio                   Portfolio
              -------------------------------------------------
               Active International Allocation      $     1.08
              -------------------------------------------------
               Emerging Markets Debt                $        0
              -------------------------------------------------
               U.S. Real Estate                     $    24.35
              -------------------------------------------------


Continuance of the Plan must be approved annually by a majority of the Directors of the Fund and the Directors who are not "interested persons" of the Fund within the meaning of the 1940 Act. All material amendments of the Plan will require approval by a majority of the Directors of the Fund and of the Directors who are not "interested persons" of the Fund. The Plan was approved by the Fund's Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on June 6, 2002.

Control Persons


As currently required under law, the insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. Morgan Stanley will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither Morgan Stanley nor the insurance companies are deemed to control the Portfolios.


Principal Holders of Securities


As of March 17, 2003 the following persons were beneficial owners of 5% or more of the outstanding shares of the following Portfolios (Class I and Class II shares):

----------------------------------------------------------------------------------------------------------------

Portfolio                                Name of Beneficial Owner                              Percent of
                                                                                           Outstanding Shares

----------------------------------------------------------------------------------------------------------------
Money Market Portfolio                   AIG Life Insurance Company*/1/                              98%
(Class I)                                Separate Account IV
                                         Attn: Ed Bacon
                                         1 Alico Plaza
                                         Wilmington, DE  19801

----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio          Fidelity Investments Life Insurance Company*/2/             35%
(Class I)                                82 Devonshire Street R27A
                                         Boston, MA  02109

----------------------------------------------------------------------------------------------------------------
                                         Nationwide Life Insurance Company*/3/                       37%
                                         C/O IPO Portfolio Accounting
                                         P.O. Box 182029
                                         Columbus, OH 43218-2029

----------------------------------------------------------------------------------------------------------------
                                         Nationwide Life Insurance Company*/3/                       13%
                                         NWVA-II
                                         C/O IPO Portfolio Accounting
                                         P.O. Box 182029
                                         Columbus, OH 43218-2029

----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (Class   Integrity Life Insurance Company*/4/                        78%
II)                                      515 West Market Sr.
                                         Louisville, KY 40202

----------------------------------------------------------------------------------------------------------------
                                         Allstate Life Insurance Company*/8/                         21%
                                         3100 Sanders Road
                                         Northbrook, IL 60062

----------------------------------------------------------------------------------------------------------------
International Magnum                     Fidelity Investments Life Insurance Company*/2/             36%
(Class I)                                82 Devonshire Street R27A
                                         Boston, MA 02109

----------------------------------------------------------------------------------------------------------------
                                         General American Life Insurance Company*/5/                 11%
                                         Separate Account Thirty-Four B
                                         13045 Tesson Ferry Road
                                         St. Louis, MO 63128

----------------------------------------------------------------------------------------------------------------
                                         Allstate Life Insurance Company*/8/                         33%
                                         Attn: Financial Control
                                         PO Box 94200
                                         Palatine IL 60094

----------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio               Nationwide Life Insurance Company*/3/                       24%
(Class I)                                NWVA-II
                                         C/O IPO Portfolio Accounting
                                         P.O. Box 182029
                                         Columbus, OH 43218-2029

----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                 Percent of
Portfolio                                 Name of Beneficial Owner                           Outstanding Shares

------------------------------------------------------------------------------------------------------------------
                                          Nationwide Life Insurance Company*/3/
                                          C/O IPO Portfolio Accounting
                                          P.O. Box 182029
                                          Columbus, OH 43218-2029                                    31%

------------------------------------------------------------------------------------------------------------------
                                          Allstate Life Insurance Company*/8/
                                          Attn: Financial Control
                                          PO Box 94200
                                          Palatine IL 60094                                          9%

------------------------------------------------------------------------------------------------------------------
                                          Nationwide Life Insurance Company*/3/
                                          C/O IPO Portfolio Accounting
                                          P.O. Box 182029
                                          Columbus, OH  43218-2029                                   5%

------------------------------------------------------------------------------------------------------------------
                                          Ohio National Life Insurance Company*/20/
                                          c/o Dawn Caine
                                          1 Financial Way
                                          Cincinnati, OH  45242                                      7%

------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                Allstate Life Insurance Company*/8/
(Class II)                                3100 Sanders Road
                                          Northbrook, IL  60062                                      98%

------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core Portfolio               Hartford Life & Annuity Insurance Company*/9/
(ClassI)                                  Separate Account Three
                                          Attn:  David Ten Broeck
                                          P.O. Box 2999
                                          Hartford, CT  06104-2999                                   21%

------------------------------------------------------------------------------------------------------------------
                                          The Travelers Separate Account ABD 2*/10/
                                          For Variable Annuities & Separate Account
                                          P.O. Box 990027
                                          Hartford, CT  06199-0027                                   12%

------------------------------------------------------------------------------------------------------------------
                                          American General Life Insurance Company*/7/
                                          Attn:  Debbie Kerai
                                          P.O. Box 1591
                                          Houston, TX  77251-1591                                    7%

------------------------------------------------------------------------------------------------------------------
                                          Allstate Life Insurance Company*/8/
                                          Attn: Financial Control
                                          PO Box 94200
                                          Palatine, IL 60094                                         48%

------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio         Fidelity Investments Life Insurance Company*/2/
(Class I)                                 82 Devonshire Street R27A
                                          Boston, MA  02109                                          20%

------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                               Percent of
Portfolio                                 Name of Beneficial Owner                         Outstanding Shares

---------------------------------------------------------------------------------------------------------------
                                         New York Life Insurance and Annuity
                                         Corporation */11/
                                         169 Lackawanna Ave
                                         Parsippany NJ 07054                                       34%

---------------------------------------------------------------------------------------------------------------
                                         Allstate Life Insurance Company*/8/
                                         Attn: Financial Control
                                         PO Box 94200
                                         Palatine, IL 60094                                        14%

---------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                  Integrity Life Insurance Company*/4/
Portfolio(Class II)                      515 West Market Sr.
                                         Louisville KY                                             58%
---------------------------------------------------------------------------------------------------------------

                                         Integrity Life Insurance Company*/4/
                                         515 West Market St.
                                         Louisville KY  40202                                      42%

---------------------------------------------------------------------------------------------------------------
U.S. Value Portfolio                     The Travelers Separate Account ABD 2*/10/
(Class I)                                For Variable Annuities & Separate Account
                                         P.O. Box 990027
                                         Hartford, CT  06199-0027                                  39%

---------------------------------------------------------------------------------------------------------------
                                         American General Life Insurance Company*/7/
                                         Attn:  Debbie Kerai
                                         P.O. Box 1591
                                         Houston, TX  77251-1591                                   24%

---------------------------------------------------------------------------------------------------------------
                                         Annuity Investors Life Insurance Company*/12/
                                         P.O. Box 5423
                                         Cincinnati, OH  45201-5423                                13%

---------------------------------------------------------------------------------------------------------------
                                         General American Life Insurance Company*/5/
                                         Separate Account Thirty-Four B
                                         13045 Tesson Ferry Road
                                         St. Louis, MO  63128                                      11%

---------------------------------------------------------------------------------------------------------------
Global Value Equity Portfolio            Fidelity Investments Life Insurance Company*/2/
(Class I)                                82 Devonshire Street R27A
                                         Boston, MA  02109                                         45%

---------------------------------------------------------------------------------------------------------------
                                         Ameritas Variable Life Insurance Company*/6/
                                         Attn:  Mary Anne Spearman
                                         P.O. Box 82550
                                         Lincoln, NE  68501-2550                                   16%

---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                        Percent of
       Portfolio                   Name of Beneficial Owner                        Outstanding Shares
-------------------------------------------------------------------------------------------------------
                                   The Travelers Separate Account ABD 2*/10/
                                   For Variable Annuities & Separate Account
                                   P.O. Box 990027
                                   Hartford, CT 06199-0027                               15%
-------------------------------------------------------------------------------------------------------
                                   American General Life Insurance Company*/7/
                                   Attn:  Debbie Kerai
                                   P.O. Box 1591
                                   Houston, TX 77251-1591                                 7%
-------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio   Hartford Life & Annuity Insurance Company*/9/
(Class I)                          Separate Account Three
                                   Attn:  David Ten Broeck
                                   P.O. Box 2999
                                   Hartford, CT 06104-2999                               40%
-------------------------------------------------------------------------------------------------------
                                   Allamerica Financial Life Insurance
                                   & Annuity Company*/13/
                                   Attn:  Separate Account
                                   Mail Station S-310
                                   Worcester, MA 01653                                    7%
-------------------------------------------------------------------------------------------------------
                                   Annuity Investors Life Insurance Company*/12/
                                   P.O. Box 5423
                                   Cincinnati, OH 45201-5423                              6%
-------------------------------------------------------------------------------------------------------
                                   United of Omaha Life Insurance Co*/14/
                                   Attn: Product Acctg & Reporting 11/TH/ Flr
                                   Mutual Of Omaha Plaza
                                   Omaha, NE 68175                                       11%
-------------------------------------------------------------------------------------------------------
                                   Transamerica Life Insurance Company*/15/
                                   Suite 700
                                   401 North Tryon Street
                                   Charlotte, NC 28210                                    5%
-------------------------------------------------------------------------------------------------------
                                   Hartford Life & Annuity Insurance*/9/
                                   Separate Account Three
                                   Attn: David Ten Broeck
                                   P.O. Box 2999
                                   Hartford, CT 06104-2999                                5%
-------------------------------------------------------------------------------------------------------
                                   ICMG HL Omniflex Life */21/
                                   Separate Account
                                   Attn: Carol Lewis
                                   P.O. Box 2999
                                   Hartford, CT 06104-2999                               11%
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                    Percent of
   Portfolio                    Name of Beneficial Owner                        Outstanding Shares
---------------------------------------------------------------------------------------------------
High Yield Portfolio            Hartford Life & Annuity Insurance Company*/9/
(Class I)                       Separate Account Three
                                Attn:  David Ten Broeck
                                P.O. Box 2999
                                Hartford, CT 06104-2999                              50%
---------------------------------------------------------------------------------------------------
                                Kemper Investors Life
                                Insurance Company - Series I*/16/
                                Tower 1 - 17/th/ Floor
                                1400 American Way
                                Schaumburg, IL 60173                                 11%
---------------------------------------------------------------------------------------------------
                                American General Life Insurance Company*/7/
                                Attn:  Debbie Kerai
                                P.O. Box 1591
                                Houston, TX 77251-1591                               10%
---------------------------------------------------------------------------------------------------
                                Transamerica Life Insurance Company*/15/
                                Suite 700
                                401 North Tryon Street
                                Charlotte, NC 28210                                  10%
---------------------------------------------------------------------------------------------------
                                Lincoln Benefit Life*/17/
                                Nebraska Services Center
                                2940 South 84/th/ St.
                                Lincoln, NE 68506                                     6%
---------------------------------------------------------------------------------------------------
Equity Growth Portfolio         Allstate Life Insurance Company*/8/
(Class I)                       Attn: Financial Control
                                PO Box 94200
                                Palatine, IL 60094                                    56%
---------------------------------------------------------------------------------------------------
                                American General Life Insurance Company*/7/
                                Attn:  Debbie Kerai
                                P.O. Box 1591
                                Houston, TX 77251-1591                               10%
---------------------------------------------------------------------------------------------------
                                AIG Life Insurance Company*/1/
                                Separate Account IV
                                1 Alico Plaza
                                Wilmington, DE 19801                                 10%
---------------------------------------------------------------------------------------------------
                                The Travelers Separate Account ABD 2*/10/
                                For Variable Annuities & Separate Account
                                P. O. Box 990027
                                Hartford, CT 0699-0027                                8%
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                Percent of
Portfolio                                 Name of Beneficial Owner                           Outstanding Shares
----------------------------------------------------------------------------------------------------------------
Active International Allocation           Morgan Stanley Group*/18/
Portfolio                                 Attn:  Karen Terry
(Class I)                                 1221 Avenue of the Americas
                                          New York, NY 10020                                        37%
----------------------------------------------------------------------------------------------------------------
                                          The Travelers Separate Account ABD 2*/10/
                                          For Variable Annuities & Separate Account
                                          P. O. Box 990027
                                          Hartford, CT 06199-0027                                   28%
----------------------------------------------------------------------------------------------------------------
                                          Hartford Life & Annuity Insurance Company*/9/
                                          Separate Account Three
                                          Attn:  David Ten Broeck
                                          P.O. Box 2999
                                          Hartford, CT 06104-2999                                   29%
----------------------------------------------------------------------------------------------------------------
Active International Allocation           Allstate Life Insurance Company*/8/
Portfolio                                 3100 Sanders Road
(Class II)                                Northbrook, IL 60062                                     100%
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                  Nationwide Life Insurance Company*/3/
(Class I)                                 C/O IPO Portfolio Accounting
                                          P.O. Box 182029
                                          Columbus, OH 43218-2029                                   6%
----------------------------------------------------------------------------------------------------------------
                                          The Travelers Separate Account ABD 2*/10/
                                          For Variable Annuities & Separate Account
                                          P. O. Box 990027
                                          Hartford, CT 06199-0027                                   18%
----------------------------------------------------------------------------------------------------------------
                                          Nationwide Life Insurance Company*/3/
                                          C/O IPO Portfolio Accounting
                                          P.O. Box 182029
                                          Columbus, OH 43218-2029                                   29%
------------------------------------------------------------------------------------------ ----------------------
                                          Lincoln Benefit Life*/17/
                                          Nebraska Service Center
                                          2940 South 84/th/ Street
                                          Lincoln, NE 68506                                          7%
------------------------------------------------------------------------------------------ ----------------------
                                          Allstate Life Insurance Company*/8/
                                          Attn: Financial Control
                                          PO Box 94200
                                          Palatine, IL 60094                                        25%
------------------------------------------------------------------------------------------ ----------------------

-------------------------------------------------------------------------------------------------
                                                                                  Percent of
      Portfolio            Name of Beneficial Owner                           Outstanding Shares
-------------------------------------------------------------------------------------------------
                           ICMG HL Omniflex Life*/21/
                           Separate Account
                           Attn:  Carol Lewis
                           P. O. Box 2999
                           Hartford, CT 06104-2999                                   10%
-------------------------------------------------------------------------------------------------
Technology Portfolio       Phoenix Home Life Insurance Company*/19/
(Class I)                  10 Krey Boulevard
                           Rensselaer, NY 12144                                      31%
-------------------------------------------------------------------------------------------------
                           Kemper Investors Life Insurance Company -
                           Series I*/16/
                           Tower 1 - 17/th/ Floor
                           1400 American Way
                           Schaumburg, IL 60173                                      22%
-------------------------------------------------------------------------------------------------
                           Phoenix Home Life Variable Insurance Company*/19/
                           10 Krey Boulevard
                           Rensselaer, NY 12144                                      17%
-------------------------------------------------------------------------------------------------
                           The Travelers Separate Account ABD 2*/10/
                           For Variable Annuities & Separate Account
                           P.O. Box 990027
                           Hartford, CT 06199-0027                                   11%
-------------------------------------------------------------------------------------------------
                           Hartford Life & Annuity Insurance Company*/9/
                           Separate Account Three
                           Attn:  David Ten Broeck
                           P.O. Box 2999
                           Hartford, CT 06104-2999                                   11%
------------------------------------------------------------------------------------------------


* Shares of the Portfolio are sold to insurance companies for their variable annuity contracts and variable life insurance policies.

/1/ AIG Life Insurance Company's parent company is American International Group and its state of incorporation is Delaware.

/2/ Fidelity Investments Life Insurance Company's parent company is FMR Corporation and its state of incorporation is Utah.

/3/ Nationwide Life Insurance Company's parent company is Nationwide Financial Services, Inc. and its state of incorporation is Ohio.

/4/ Integrity Life Insurance's parent company is Western and Southern Life insurance and its state of incorporation is Ohio.


/5/  General American Life Insurance Company's state of incorporation is
     Missouri.

/6/ Ameritas Variable Life Insurance Company's parent company is Ameritat Acacia and its state of incorporation is Nebraska.

/7/ American General Life Insurance Company's parent company is American General Corporation and its state of incorporation is Texas.

/8/ Allstate Life Insurance Company's parent company is The Allstate Corporation and its state of incorporation is Illinois.

/9/ Hartford Life & Annuity Insurance Company's parent company is The Hartford Financial Services Group and its state of incorporation is Connecticut.

/10/ The Travelers separate account ABD 2 is part of the Travelers Life & Annuity Company whose direct parent is Travelers Insurance Company. The direct parent of Travelers Insurance Company is Citigroup. The state of incorporation of the Travelers Life & Annuity Company is Connecticut.

/11/ New York Life Insurance and Annuity Corporation's parent company is New York Life Insurance Company and its state of incorporation is Delaware.

/12/ Annuity Investors Life Insurance Company's parent company is Great American Life Insurance Company and its state of incorporation is Ohio.

/13/ Allamerica Financial Life Insurance and Annuity Company's parent company is First Allamerica Financial Life Insurance Company and its state of incorporation is Delaware.

/14/ United of Omaha Life Insurance's parent company is Mutual of Omaha Insurance Company and its state of incorporation is Nebraska.

/15/ Transamerica Life Insurance Company's parent company is AEGON USA, Inc. and its state of incorporation is Iowa.

/16/ Kemper Investors Life Insurance Company's parent company is ZFS and its state of incorporation is Illinois.

/17/ Lincoln Benefit Life Insurance Company's parent company is Allstate Life Insurance Company and its state of incorporation is Nebraska.

/18/   Morgan Stanley Group's state of incorporation is Delaware.

/19/ Phoenix Home Life Insurance Company's parent company is Phoenix Home Life Mutual Insurance Company and its state of incorporation is Connecticut.

/20/   Ohio National Life Insurance Company's state of incorporation is Ohio.

/21/ ICMG HL Omniflex Life's parent company is Hartford Life Insurance Company and its state of incorporation is Delaware.


NAV

The NAV per share of each Portfolio (other than the Money Market Portfolio) is determined by dividing the total market value of the Portfolio's investments and other assets, less all liabilities, by the total number of outstanding shares of such Portfolio. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, and the 12b-1 fee charged to Class II shares. The NAV per share of each Portfolio (other than the Money Market Portfolio) is determined as of the close of the NYSE (normally 4:00 p.m. Eastern
Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. Securities listed on a U.S. securities exchange for which market quotations are available generally are valued at the last quoted sale price on the day the valuation is made, or if there has been no sale that day, or for all other portfolio securities for which over-the-counter market quotations are readily available, at the mean between the last reported bid and asked price. For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. NAV includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

The value of other assets and securities for which quotations are not readily available or may be unreliable (including certain restricted and unlisted securities), and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures, are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies generally will be converted into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the U.S. Stock Exchanges. The values of such securities used in computing the NAV of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the U.S. Stock Exchanges. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the U.S. Stock Exchanges and will therefore not be reflected in the computation of the Fund's NAV. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

NAV for the Money Market Portfolio

The Money Market Portfolio seeks to maintain a stable NAV per share of $1.00. The Portfolio uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of the Portfolio's per share NAV at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, the Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the NAV per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

In the event of a deviation of over 1/2 of 1% between the Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a NAV per share as determined by using available market quotations.

The Money Market Portfolio values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the NAV per share of the Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.

Portfolio Transactions

The policy of the Fund regarding purchase and sales of securities for its Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Adviser. The Adviser may pay broker-dealers (other than their affiliates) higher commissions than another broker-dealer may have charged on the Fund's brokerage transactions in recognition of research services. Such services may include, but are not limited to, any one or more of the following: reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminal and various trading and/or quotation equipment. They also include advice from broker- dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of such transactions.

The information and services received by the Adviser from brokers and dealers may be of benefit to them in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce their expenses, it is of indeterminable value and the advisory fees paid to an Adviser is not reduced by any amount that may be attributable to the value of such services.

In over-the-counter transactions, orders are placed as agency transactions through broker dealers or directly with a principal market-maker in which case such purchases normally include a mark-up over the bid to the broker-dealer based on the spread between the bid and the asked price for the security.

Portfolio securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley & Co. or any of their affiliates when such entities are acting as principals, except to the extent permitted by law.

Brokerage Fees

During the fiscal years ended December 31, 2000, 2001 and 2002, the Portfolios paid total brokerage commissions as follows:


-----------------------------------------------------------------------------------------------------------------------
                                              Brokerage                  Brokerage                   Brokerage
                                         Commissions Paid for       Commissions Paid for        Commissions Paid for
                                          Fiscal Year Ended          Fiscal Year Ended            Fiscal Year Ended
         Name of Portfolio                  12/31/00/(1)/              12/31/01/(2)/                12/31/02/(3)/
 --------------------------------    -------------------------    ------------------------    -----------------------
-----------------------------------------------------------------------------------------------------------------------
Active International Allocation           $          0                $      5,498                $     23,033
-----------------------------------------------------------------------------------------------------------------------
Asian Equity                              $    123,744                $     19,040                          --
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                    $          0                $          0                $     27,052
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                     $          0                $          0                $      2,708
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                   $  1,272,755                $    956,754                $  1,059,980
-----------------------------------------------------------------------------------------------------------------------
Equity Growth                             $          0                $    282,181                $    447,408
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                       $     89,793                $     94,913                $     81,113
-----------------------------------------------------------------------------------------------------------------------
International Magnum                      $    102,560                $     76,206                $    130,900
-----------------------------------------------------------------------------------------------------------------------
High Yield                                $          0                $          0                $      2,248
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            $          0                $    102,370                $    322,810
-----------------------------------------------------------------------------------------------------------------------
Technology                                $          0                $     67,184                $    259,716
-----------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core                         $    241,571                $    714,720                $  1,458,940
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                             Brokerage                    Brokerage                  Brokerage
                                        Commissions Paid for         Commissions Paid for       Commissions Paid for
                                         Fiscal Year Ended            Fiscal Year Ended          Fiscal Year Ended
        Name of Portfolio                  12/31/00/(1)/                12/31/01/(2)/              12/31/02/(3)/
 --------------------------------    -------------------------    ------------------------    -----------------------
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                          $          0                $    497,138                $    844,694
-----------------------------------------------------------------------------------------------------------------------
Value                                     $     79,887                $     55,661                $     65,420
-----------------------------------------------------------------------------------------------------------------------



/1/ The Money Market Portfolio did not pay any commissions for the fiscal year ended December 31, 2000. The Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2000 and, consequently, no brokerage fees were paid by these Portfolios.



/2/ The Money Market Portfolio did not pay any commissions for the fiscal year ended December 31, 2001. The Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2001 and, consequently, no brokerage fees were paid by these Portfolios.



/3/ The Money Market Portfolio did not pay any commissions for the fiscal year ended December 31, 2002. The Asian Equity, Balanced Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2002 and, consequently, no brokerage fees were paid by these Portfolios.


During the fiscal years ended December 31, 2000 and 2001 the Portfolios paid brokerage commissions to Morgan Stanley & Co. as follows:


--------------------------------------------------------------------------------
                                                  Brokerage Commissions Paid
                                                  to Morgan Stanley & Co. for
               Name of Portfolio                       Fiscal Year Ended
  -------------------------------------------    -----------------------------
--------------------------------------------------------------------------------
                                                 12/31/00/(1)/    12/31/01/(2)/
  -------------------------------------------    -----------------------------
--------------------------------------------------------------------------------
Asian Equity                                       $ 31,717          $  2,203
--------------------------------------------------------------------------------
Emerging Markets Equity                            $ 38,934          $ 84,421
--------------------------------------------------------------------------------
Equity Growth                                      $      0          $  5,804
--------------------------------------------------------------------------------
Global Value Equity                                $  6,871          $  2,206
--------------------------------------------------------------------------------
International Magnum                               $  3,473          $      0
--------------------------------------------------------------------------------
Technology                                         $      0          $    326
--------------------------------------------------------------------------------
U.S. Mid Cap Core                                  $  2,501          $  4,866
--------------------------------------------------------------------------------
U.S. Real Estate                                   $      0          $    310
--------------------------------------------------------------------------------
Value                                              $  7,302          $  2,154
--------------------------------------------------------------------------------



/1/ The Active International, Core Plus Fixed Income, Emerging Markets Debt, Equity Growth, High Yield, Mid Cap Growth, Money Market, Technology, and U.S. Real Estate Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 2000. The Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2000 and, consequently, no brokerage fees were paid by these Portfolios.



/2/ The Active International Allocation, Core Plus Fixed Income, Emerging Markets Debt, High Yield, International Magnum, Mid Cap Growth, and Money Market Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 2001. The Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2001 and, consequently, no brokerage fees were paid by these Portfolios.

For the fiscal year ended December 31, 2002 the Portfolios paid brokerage commissions to Morgan Stanley & Co. as follows:


-----------------------------------------------------------------------------------------------------------------------
                                                                                                   Percentage of
                                                                                                  Aggregate Dollar
                                                                                                 Amount of Executed
                                             Brokerage                                             Trades on Which
                                        Commissions Paid to             Percentage of                Brokerage
                                        Morgan Stanley & Co.         Aggregate Brokerage          Commissions Were
                                       for Fiscal Year Ended        Commissions for Fiscal      Paid for Fiscal Year
         Name of Portfolio                 12/31/02/(1)/             Year Ended 12/31/02           Ended 12/31/02
  -------------------------------    -------------------------    ------------------------    -----------------------
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                    $    117,888                      11.12%                     6.27%
-----------------------------------------------------------------------------------------------------------------------
Equity Growth                              $      6,771                        .51                      1.94
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                        $      5,142                       6.34                      4.59
-----------------------------------------------------------------------------------------------------------------------
International Magnum                       $        497                       0.38                      0.11
-----------------------------------------------------------------------------------------------------------------------
Technology                                 $      1,861                       0.72                      1.03
-----------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core                          $      5,238                       1.62                      2.27
-----------------------------------------------------------------------------------------------------------------------



/1/ The Active International Allocation, Core Plus Fixed Income, Emerging Markets Debt, High Yield, Mid Cap Growth, U.S Real Estate, Value and Money Market Portfolios did not pay any commissions to Morgan Stanley & Co. for the fiscal year ended December 31, 2002. The Asian Equity, Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2002 and, consequently, no brokerage fees were paid by these Portfolios.



During the fiscal years ended December 31, 2000, 2001 and 2002, the Portfolios paid no brokerage commissions to Morgan Stanley DW Inc.


Directed Brokerage: During the fiscal year ended December 31, 2002, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:


-----------------------------------------------------------------------------------------------------------------------
                                          Brokerage Commissions in                Aggregate Dollar Amount of
                                           Connection with Research                Transactions for Which Such
                                       Services Provided for Fiscal Year         Commissions were Paid for Fiscal
                                                    Ended                                   Year Ended
             Portfolio                          12/31/02/(1)/                                12/31/02
  --------------------------------    -----------------------------------    ----------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Active International Allocation                    $  4,105                           $ 10,223,078
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                              $      0                           $          0
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                            $912,328                           $437,579,338
-----------------------------------------------------------------------------------------------------------------------
Equity Growth                                      $426,481                           $281,188,417
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                             $      0                           $          0
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                                $ 78,893                           $ 72,066,474
-----------------------------------------------------------------------------------------------------------------------
High Yield                                         $      0                           $          0
-----------------------------------------------------------------------------------------------------------------------
International Magnum                               $ 62,510                           $ 36,928,639
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                     $273,632                           $137,151,706
-----------------------------------------------------------------------------------------------------------------------
Money Market                                       $      0                           $          0
-----------------------------------------------------------------------------------------------------------------------
Technology                                         $244,408                           $ 81,850,483
-----------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core                                  $593,200                           $227,885,000
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                   $717,203                           $332,090,220
-----------------------------------------------------------------------------------------------------------------------
Value                                              $ 51,900                           $ 29,000,700
-----------------------------------------------------------------------------------------------------------------------

/1/ The Asian Equity, Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted Duration Portfolios were not operational in the fiscal year ended December 31, 2002 and, consequently, no brokerage fees were paid by these Portfolios.


Regular Broker-Dealers: The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commission from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2002, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:


                                                               Value of Portfolio Holding
       Portfolio                 Regular Broker-Dealer              as of 12/31/02
----------------------       -----------------------------    ----------------------------
Core Plus Fixed Income       Goldman Sachs Group, Inc.                   $1,170,000
                             Citigroup                                   $  981,000
                             J.P. Morgan Chase & Co.                     $  767,000
------------------------------------------------------------------------------------------
Equity Growth Portfolio      Citigroup                                   $2,363,000
                             Goldman Sachs Group, Inc.                   $  790,000
------------------------------------------------------------------------------------------
Global Value Equity          J.P. Morgan Chase & Co.                     $1,039,000
                             Merrill Lynch & Co., Inc.                   $  861,000
------------------------------------------------------------------------------------------
International Magnum         Deutsche Bank                               $  384,000
------------------------------------------------------------------------------------------
U.S. Mid Cap Core            Lehman Brothers                             $1,210,000
------------------------------------------------------------------------------------------
Value Portfolio              Bank of America                             $  898,000
                             Citigroup                                   $  613,000
                             J.P.Morgan Chase & Co.                      $  236,000
                             Lehman Brothers                             $  186,000
------------------------------------------------------------------------------------------


Portfolio Turnover

The Portfolios (except for the Technology Portfolio) generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs.

Performance Information

Performance figures for the Portfolios may be quoted from time to time to illustrate their past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be quoted but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

Total Return

Total return on an investment in the Portfolios may be advertised from time to time. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

These total returns are calculated according to the following formula:

P(1+T)/n/ = ERV where: P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years ERV= ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Performance Chart


The following table shows the total return numbers for the one and five year periods ended December 31, 2002 and the average annual total return since inception for the Class I shares of each of the Portfolios.



------------------------------------------------------------------------------------------------------------------------
                                                                                     Average
                                                              Average Annual       Annual Total
                                                               Total Return        Return Five          Average Annual
                                                              One Year ended        Year ended           Total Return
       Name of Portfolio*                 Inception Date         12/31/02            12/31/02          Since Inception
--------------------------------        ------------------- -------------------- ---------------     -------------------
-------------------------------------------------------------------------------------------------------------------------
Active International Allocation              9/20/99               -17.79%                  N/A            -11.59%
-------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                       1/02/97                 7.33%                6.71%              7.24%
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                        6/16/97                 9.22%                4.42%              4.11%
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                     10/01/96                -8.90%               -5.17%             -4.39%
-------------------------------------------------------------------------------------------------------------------------
Equity Growth                                1/02/97               -27.81%               -2.11%              3.04%
-------------------------------------------------------------------------------------------------------------------------
Global Value Equity                          1/02/97               -16.87%                0.35%              3.39%
-------------------------------------------------------------------------------------------------------------------------
High Yield                                   1/02/97                -7.13%               -2.33%              0.15%
-------------------------------------------------------------------------------------------------------------------------
International Magnum                         1/02/97               -16.81%               -4.32%             -2.47%
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              10/18/99               -31.16%                  N/A            -13.69%
-------------------------------------------------------------------------------------------------------------------------
Money Market                                 1/05/99                 1.25%                  N/A              3.84%
-------------------------------------------------------------------------------------------------------------------------
Technology                                  11/30/99               -48.97%                  N/A            -36.39%
-------------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Core                            1/02/97               -27.95%                1.48%              7.20%
-------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                             3/03/97                -0.79%                4.35%              6.70%
-------------------------------------------------------------------------------------------------------------------------
Value                                        1/02/97               -22.15%               -0.90%              2.45%
-------------------------------------------------------------------------------------------------------------------------


--------------
N/A:  Not Applicable.

* The Asian Equity, Balanced, Capital Preservation, Core Equity, Equity and Income, Global Franchise, International Fixed Income, Investment Grade Fixed Income, Latin American, Multi-Asset-Class, Small Company Growth, and Targeted

   Duration Portfolios were not operational in the year ended December 31, 2002. Consequently, total return numbers are not available.



The following table shows the total return numbers for the period ended December 31, 2002 and the average annual total return since inception for the Class II shares of each of the Portfolios that had commenced operations prior to December 31, 2002.



----------------------------------------------------------------------------------------------------
                                                              Average Annual
                                                             Total Return for      Average Annual
                                                               Period Ended         Total Return
   Name of Portfolio*                  Inception Date            12/31/02          Since Inception
 ----------------------               ----------------     ------------------  --------------------
----------------------------------------------------------------------------------------------------
Active International Allocation            11/15/02             -1.91%                 -1.91%
----------------------------------------------------------------------------------------------------
Emerging Markets Debt                      12/19/02              0.00%                  0.00%
----------------------------------------------------------------------------------------------------
U.S. Real Estate                            11/5/02              2.82%                  2.82%
----------------------------------------------------------------------------------------------------


Calculation of Yield For Non-Money Market Fixed Income Portfolios

Portfolio yield may be advertised from time to time.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

Yield is obtained using the following formula:

            Yield = 2[(a - b + 1)/6/ - 1]
           --------------------------------
                        cd

where:
a= dividends and interest earned during the period b= expenses accrued for the period (net of reimbursements) c= the average daily number of shares outstanding during the period that were entitled to receive income distributions d= the maximum offering price per share on the last day of the period.

The respective current yields for certain of the Fund's Class I Portfolios for the 30-day period ended December 31, 2002 were as follows:


------------------------------------ ------------------
       Portfolio Name                   30-Day Yield
 --------------------------          ------------------
--------------------------------------------------------
Emerging Markets Debt                       7.17%
--------------------------------------------------------
Core Plus Fixed Income                      3.89%
--------------------------------------------------------
High Yield                                 10.34%
--------------------------------------------------------

Calculation of Yield For The Money Market Portfolio

The current yield of the Money Market Portfolio is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average NAV for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing NAV and calculating yield.


As of December 31, 2002 the 7-day current and effective yields for the Money Market Portfolio were 0.74% and 0.72% respectively.


Comparisons

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios and that the indices and averages are generally unmanaged and do not reflect the deduction of any fees or expenses. In addition, there can be no assurance that the relative performance of the Fund to such averages and indices will continue.

General Performance Information

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

From time to time, the investment performance of a Portfolio may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Performance of these capital markets may be used in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

Advertisements may include charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives.

Advertisements may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). In addition, advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by the Adviser; and the portfolio managers' goals, strategies and investment techniques.

Advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U. S., a foreign or the global economy and the United States, a foreign, or the global economy as a whole, and the effects of inflation. Discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries, may be included in advertisements. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.


The Portfolios' advertisements may quote various measures of volatility and benchmark correlation and the measures may be compared to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Portfolios may also advertise their current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

General Information

Fund History

The Fund was incorporated pursuant to the laws of the State of Maryland on March 26, 1996 under the name Morgan Stanley Universal Funds, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act and commenced operations on September 16, 1996. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Universal Funds, Inc. Effective May 1, 2000, the Fund changed its name to The Universal Institutional Funds, Inc.

Description of Shares and Voting Rights


The Fund's Articles of Incorporation as amended permit the Directors to issue 27 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of 26 Portfolios. Each Portfolio (with the exception of the Equity and Income, Global Franchise, and Small Company Growth Portfolios) offers Class I shares. In addition, the, Active International Allocation, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity Growth, Equity and Income, Global Franchise, High Yield, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Core, and U.S. Real Estate Portfolios offer Class II shares.

The shares of each Portfolio of the Fund, upon issuance, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

Dividends and Capital Gains Distributions

The Fund's policy is to distribute, at least annually substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that are intended to eliminate income (including taxable gains) taxes imposed on the distributing Portfolio (see discussion under "Taxes" in this SAI). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted. Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share NAV of that Portfolio by the per share amount of the dividend or distribution.

Custody Arrangements

Chase serves as the Custodian of the assets of the Portfolios. Chase is not an affiliate of either of the Advisers or the Distributor. In maintaining custody of foreign assets held outside the United States, Chase employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

Other Information

The Adviser may make payments from its own resources to insurance companies which offer the Portfolios to defray certain expenses the insurance companies incur administering the accounts of the contract owners.

Independent Auditors


Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as independent auditors for the Fund and audits the annual financial statements of each Portfolio.


Legal Matters


Mayer, Brown, Rowe & Maw, located at 1675 Broadway, New York, NY 10019-5820, serve as legal counsel to the Fund.


Description of Ratings

Description of Commercial Paper Ratings

Description of Moody's Ratings of State and Municipal Notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-l--best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2--high quality with margins of protection ample although not so large as in the preceding group; MIG-3--favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Description of Moody's Highest Commercial Paper Rating: Prime-1 ("P1")--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

Excerpt From S&P's Rating of Municipal Note Issues: SP-1+ --very strong capacity to pay principal and interest; SP-2--strong capacity to pay principal and interest.

Description of S&P's Highest Commercial Paper Ratings: A-1+ --this designation indicates the degree of safety regarding timely payment is overwhelming. A-1-- this designation indicates the degree of safety regarding timely payment is very strong.

Description of Moody's Corporate Bond Ratings:

AAA--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C--Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA--Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC--Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Financial Statements

The Fund's audited financial statements for the fiscal year ended December 31, 2002, including the notes thereto and the report of Ernst & Young LLP, are herein incorporated by reference from the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report must accompany the delivery of this SAI.

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                            PART C. OTHER INFORMATION

Item. 23. Exhibits

(a) (1)Articles of Incorporation are incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0000950109-96-002517) on May 1, 1996.

(2) Articles of Amendment to Articles of Incorporation (changing Growth Portfolio to Equity Growth Portfolio) are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0000950109-97-004685) on June 24, 1997.

(3) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession
No.0001036050-98-00610) on April 15, 1998.

(4) Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the investment advisers) are incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(5) Articles Supplementary to Articles of Incorporation (adding Active International Allocation Portfolio) are incorporated by reference to Exhibit
(a)(5) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

(6) Articles Supplementary to Articles of Incorporation (adding Technology and Targeted Duration Portfolios) are incorporated by reference to Exhibit (a)(6) to Post- Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(7) Articles of Amendment to Articles of Incorporation (changing name of the Fund) are incorporated by reference to Exhibit (a)(7) to Post- Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000805) on May 4, 2000.

(8) Form of Articles Supplementary to Articles of Incorporation (adding Investment Grade Fixed Income Portfolio) are incorporated by reference to Exhibit (a)(8) to Post- Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-

3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-01-500414) on April 30, 2001.

(9) Articles of Amendment to Articles of Incorporation (changing Global Equity Portfolio to Global Value Equity Portfolio) are incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the securities and exchange commission via EDGAR (Accession No. 001036050-01-500414) on April 30, 2001.

(10) Articles of Amendment to Articles of Incorporation (adding Capital Preservation Portfolio) are incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-000967) on April 30, 2002.

(11) Articles of Amendment to the Articles of Incorporation (adding "Class II" shares of each Portfolio, and redesignating the existing shares as "Class I" shares) are incorporated by reference to Exhibit (a)(10) to Post- Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-00469) on June 27, 2002.

(12) Articles of Amendment to the Articles of Incorporation (adding Global Franchise and Equity and Income) are incorporated by reference to Exhibit
(a)(11) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-000229) on January 16, 2003.

(13) Articles of Amendment to the Articles of Incorporation (adding Small Company Growth Portfolio and changing the name of Mid Cap Value Portfolio) are incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-002809) on April 1, 2003.

(b) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811- 07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0000950109-96-002517) on May 1, 1996.

(c) Not applicable.

(d) (1)Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0001036050-98-000074) on January 28, 1998.

(2) Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrerd, LLP) with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Exhibit d(2) to Post-

Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(3) Supplement to Investment Advisory Agreement (adding Latin American Portfolio) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0001036050-98-000610) on April 15, 1998.

(4) Supplement to Investment Advisory Agreement (adding Active International Allocation Portfolio) is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

(5) Supplement to Investment Advisory Agreement (adding Technology Portfolio) is incorporated by reference to Exhibit (d)(5) to Post- Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(6) Supplement to Investment Advisory Agreement (adding Targeted Duration Portfolio) is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(7) Sub-Advisory Agreement (relating to the Money Market Portfolio) between the Registrant and Morgan Stanley Dean Witter Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00- 000607) on April 12, 2000.

(8) Supplement to Investment Advisory Agreement (adding Investment Grade Fixed Income Portfolio) is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-01-500414) on April 30, 2001.

(9) Supplement to Investment Advisory Agreement (adding Capital Preservation Portfolio) is incorporated by reference to Exhibit (d)(9) to Post- Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-000967) on April 30, 2002.

(10) Supplement to Investment Advisory Agreement (adding Global Franchise Portfolio and Equity and Income Portfolio) is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-000229) on January 16, 2003.

(11) Supplement to Investment Advisory Agreement (adding Small Company Growth Portfolio) is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-002809) on April 1, 2003.

(12) Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Dwight Asset Management Company is incorporated by reference to Exhibit
(d)(10) to Post- Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-000967) on April 30, 2002.

(13) Assignment and Assumption Agreement dated December 31, 2001, between Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LP) and Morgan Stanley Investment Management Inc., relating to the assignment of the Investment Advisory Agreement dated May 31, 1997 between Registrant and Miller Anderson & Sherrerd, LP, from Miller Anderson & Sherrerd LP to Morgan Stanley Investment Management, Inc, filed herewith.

(e) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.0001036050-98-000610) on April 15, 1998.

(f) Not applicable.

(g) (1)Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(2) Amendment to Custody Fee Schedule effective October 1, 2002, filed herewith.

(3) International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank) is incorporated by reference to Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00- 000607) on April 12, 2000.

(h) (1)Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) is incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(2) Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrerd, LLP) is incorporated by reference to Exhibit h(2) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(3) Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) and J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(4) Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrerd, LLP) and J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(5) Assignment and Assumption Agreement dated May 1, 2002, between Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LP) and Morgan Stanley Investment Management Inc., relating to the assignment of the Administration Agreement dated September 9, 1996 between Registrant and Miller Anderson & Sherrerd, LP, from Miller Anderson & Sherrerd LP to Morgan Stanley Investment Management, Inc, filed herewith.

(i) Opinion of Counsel is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000. Consent of Counsel, filed herewith.

(j) Consent of Accountants, filed herewith.

(k) Not applicable.

(l) Not applicable.

(m) 12b-1 Distribution Plan with respect to "Class II" shares of each Portfolio, is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-00469) on June 27, 2002.

(n) Not applicable.

(o) 18f-3 Multi-Class Plan, is incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 000950130-02-00469) on June 27, 2002.

(p) Code of Ethics of the Registrant, the Adviser and the Distributor is incorporated by reference to Exhibit(p) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(q) Powers of Attorney of Messrs. Morton, Robinson, Reid, Barrett, Kearns, Jones, Nugent, Gerrity, McLean and Morong are incorporated by reference to Exhibit(q) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-

3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-003143) on April 30, 2002 and; Power of Attorney for Mr. Merin is incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 22 to the Registrants Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607) as filed with the Securities and Exchange Commission via EDGAR (Accession No 0000950130-03-002809) on April 1, 2003.

Item. 24. Persons Controlled by or Under Common Control with Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

As of March 17, 2003 Morgan Stanley Group, a Delaware corporation located at1221 Avenue of the Americas, New York, New York 10020, owned of record 37% of the outstanding voting securities of the Class I shares of the Active International Allocation Portfolio. Morgan Stanley Group will vote shares of the Portfolios that it owns in the same proportion as shares of the Portfolios are voted by insurance companies. Insurance companies vote shares of the Portfolios held in their separate accounts in accordance with voting instructions of their variable annuity contract and variable life insurance policy owners. Accordingly, Morgan Stanley Group is not viewed as in control of the Portfolios and therefore Morgan Stanley Group's affiliates are not viewed as under common control with the Portfolios.

Item 25. Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Seven of the Registrant's Articles of Incorporation which is incorporated by reference herein:

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

(a) Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

-----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT                                   OTHER SUBSTANTIAL BUSINESS,
MANAGEMENT INC.                                             PROFESSION OR VOCATION
-----------------------------------------------------------------------------------------------------------------
Mitchell M. Merin                                           President, Director and Chief Executive Officer of
President and Chief Operating Officer                       Morgan Stanley Investment Advisers Inc.  President,
                                                            Director and Chief Executive Officer of Morgan
                                                            Stanley Services Company Inc.  Chairman, Chief
                                                            Executive Officer and Director of Morgan Stanley
                                                            Distributors Inc.  Chairman and Director of Morgan
                                                            Stanley Trust.  Director of various Morgan Stanley
                                                            subsidiaries.  President and Chief Executive
                                                            Officer of the Morgan Stanley Funds and TCW/DW Term
                                                            Trust 2003.  Trustee, President and Chief Executive
                                                            Officer of the Van-Kampen Open-End Funds.
                                                            President and Chief Executive Officer of the
                                                            Van-Kampen Closed-End Funds.
-----------------------------------------------------------------------------------------------------------------
Ronald E. Robison                                           President, Chief Executive Officer and Director of
Managing Director and Chief Global Operations               Morgan Stanley Trust.  Managing Director of Morgan
Officer                                                     Stanley. Managing Director and Director of Morgan
                                                            Stanley Investment Advisers Inc. and Morgan Stanley
                                                            Services Company Inc. Vice President of the Morgan
                                                            Stanley Funds. Principal Executive Officers of the
                                                            Van-Kampen Open-End and Closed-End Funds.
-----------------------------------------------------------------------------------------------------------------
Joseph J. McAlinden                                         Managing Director and Chief Investment Officer of
Managing Director and Chief Investment Officer              Morgan Stanley Investment Advisers Inc. and Morgan
                                                            Stanley Investments LP. Director of Morgan Stanley
                                                            Trust. Chief Investment Officer of the Van-Kampen
                                                            Open-End Funds. Chief Investment Officer of the
                                                            Van-Kampen Closed-End Funds.
-----------------------------------------------------------------------------------------------------------------
Rajesh K. Gupta                                             Managing Director and Chief Administrative
Managing Director and Chief Administrative                  Officer-Investments, Morgan Stanley Investment
Officer-Investments                                         Advisers Inc. and Morgan Stanley Investments LP.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Barry Fink                                                  Managing Director of Morgan Stanley Investment
General Counsel and Managing Director                       Advisers Inc. and Morgan Stanley Services Company Inc.
                                                            Assistant Secretary of Morgan Stanley DW Inc.
                                                            Secretary and General Counsel of the Morgan Stanley
                                                            Funds and TCW/DW Term Trust 2003.
-----------------------------------------------------------------------------------------------------------------
Jeffrey Hiller                                              None.
Managing Director and Global Director of
Compliance
-----------------------------------------------------------------------------------------------------------------
Alexander C. Frank                                          Global Treasurer of Morgan Stanley.
Managing Director and Treasurer
-----------------------------------------------------------------------------------------------------------------

In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or sub-adviser to the following registered investment companies: Morgan Stanley Institutional Fund, Inc.; Morgan Stanley Institutional Fund Trust; The Universal Institutional Funds, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Eastern Europe Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Morgan Stanley Growth Fund ("The India Growth Fund"); The India Magnum Fund; Morgan Stanley Institutional Liquidity Fund Trust; AEGON/Transamerica Series Fund, Inc.; USAllianz Variable Insurance Products Trust; LSA Variable Series Trust; AAAdvantage Funds - Emerging Markets Equity Portfolio; CDC Nvest Funds - Star Growth Fund; CIGNA Funds Group - Large Cap Growth/Morgan Stanley Fund; Equitable Advisors Trust - Emerging Markets Equity Portfolio; Fifth Third Funds-Fifth Third International Equity Fund; Frank Russell Investment Company Fixed III; Frank Russell Investment Company Multi Strategy Bond; Nationwide Multi Sector Bond Fund; Gartmore Variable Insurance Trust - Comstock Portfolio; Hirtle Callaghan Fixed Income II Portfolio; Hirtle Callaghan High Yield Portfolio; The GCG Trust; ING Partners, Inc.; John Hancock Variable Series Trust; Manufacturers Investment Trust; M.S.D. & T. Funds: International Equity; Pacific Select Funds; Pacific Funds; Principal Variable Contracts Fund; Principal Partners; Principal Investors Fund; SEI Institutional International Trust (SIT) - Emerging Markets Equity Fund; SEI Institutional International (SIT) Trust - International Equity Fund; SEI Institutional Investments (SIIT) Trust - International Equity Fund; SEI Insurance Products Trust - SEI VP International Equity Fund; Smith Barney/Travelers Series Fund - Enterprise Portfolio; SunAmerica Series Trust; WM Trust II; WM Trust I; ABS Finance Fund; Alternative Investment Partners Funds; Asian Equity Index Fund; Global Opportunistic Fund, LLC; Global Technology Growth Fund Limited; Green Line Latin American Growth Fund; India Investment AG; Jade CBO Limited; Magnum Passive Fund LP; MAS Offshore Leveraged Fixed Income Fund Ltd.; Mediolanum Top Managers Emerging Markets Alpha Fund; Morgan Stanley Asian Growth Fund; Morgan Stanley Canadian Pooled Funds; Morgan Stanley Fixed Income Partnership II LP; Morgan Stanley Global Franchise L.P.; Morgan Stanley Growth Fund (India); Morgan Stanley Institutional Trust - Global Equity Trust; Morgan Stanley Money Market Family (FCP); Morgan Stanley Offshore Advisory Mortgage Fund; Morgan Stanley Offshore Emerging Markets Fund; Morgan Stanley Offshore International Equity Fund; Morgan Stanley SICAV, Morgan Stanley Stable Value Fund; Morgan Stanley Taiwan Portfolio; Morgan Stanley Investment Management Active Country Allocation Trust; Morgan Stanley Investment Management Active International Allocation Trust; Morgan Stanley Investment Management Asian Equity Trust; Morgan Stanley Investment Management Emerging Markets Debt Trust; Morgan Stanley Investment Management Equity Growth Trust; Morgan Stanley Investment Management International Equity

Trust II; Morgan Stanley Investment Management International Magnum Pooled Trust; Morgan Stanley Investment Management International Small Cap Trust; Morgan Stanley Investment Management International Small Company Growth Trust; MRM Reserve Fund; Oasis CBO Limited; Pinnacle CBO Limited; Taj Investments Ltd.; The India Magnum Fund, Ltd./India Magnum Fund N.V.; Zodiac Fund (FCP).

(b) Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-adviser, and each director, officer or partner of the investment sub-adviser, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

During the last two fiscal years, no director or officer of Morgan Stanley Investment Advisers, Inc., the Registrant's Investment Sub-Advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27. Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., a registered open-end management investment company.

(b) Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 27.

---------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                     POSITION AND OFFICES WITH
BUSINESS ADDRESS*                      MORGAN STANLEY & CO. INCORPORATED
---------------------------------------------------------------------------------------------
Zoe Cruz                               Director
---------------------------------------------------------------------------------------------
Bruce D. Fiedorek                      Director and Vice Chairman
---------------------------------------------------------------------------------------------
John P. Havens                         Director
---------------------------------------------------------------------------------------------
Donald G. Kempf, Jr.                   Director
---------------------------------------------------------------------------------------------
Tarek F. Abdel-Meguid                  Director
---------------------------------------------------------------------------------------------
Stephan F. Newhouse                    Director, Co-President and Chief Operating Officer
---------------------------------------------------------------------------------------------
Vikram S. Pandit                       Director, Co-President and Chief Operating Officer
---------------------------------------------------------------------------------------------
Joseph R. Perella                      Director, Chairman and Chief Executive Officer
---------------------------------------------------------------------------------------------
Thierry G. Porte                       Director
---------------------------------------------------------------------------------------------
Philip J. Purcell                      Director
---------------------------------------------------------------------------------------------
Robin Roger                            Director, General Counsel and Secretary
---------------------------------------------------------------------------------------------
Alexander C. Frank                     Treasurer
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME AND PRINCIPAL                     POSITION AND OFFICES WITH
BUSINESS ADDRESS*                      MORGAN STANLEY & CO. INCORPORATED
--------------------------------------------------------------------------------
Robert G. Scott                        Chief Financial Officer
--------------------------------------------------------------------------------

*Morgan Stanley & Co. Incorporated 1585 Broadway New York, NY 10036

Item 28. Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

J.P. Morgan Investor Services Co. Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

In addition, Morgan Stanley Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

Item 29. Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund's last three fiscal years.

Not Applicable.

Item 30. Undertakings

Not Applicable.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to Registration Statement No. 811-07607 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on April 9, 2003.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        By:    /s/ Ronald E. Robison
                                               ---------------------
                                        Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

       Signature                          Title                              Date
       ---------                          -----                              ----
/s/ Ronald E. Robison                    President                       April 9, 2003
---------------------
Ronald E. Robison

*/s/ Mitchell M. Merin             Chairman and Director                 April 9, 2003
 ---------------------
 Mitchell M. Merin

*/s/ John D. Barrett                      Director                       April 9, 2003
 ---------------------
 John D. Barrett

*/s/ Gerard E. Jones                      Director                       April 9, 2003
 ---------------------
 Gerard E. Jones

*/s/ Joseph J. Kearns                     Director                       April 9, 2003
 ---------------------
 Joseph J. Kearns

*/s/ Vincent R. McLean                    Director                       April 9, 2003
 ---------------------
 Vincent R. McLean

*/s/ C. Oscar Morong                      Director                       April 9, 2003
 ---------------------
 C. Oscar Morong

*/s/ William G. Morton                    Director                       April 9, 2003
 ---------------------
 William G. Morton

*/s/ Michael Nugent                      Treasurer                April 9, 2003
 ---------------------
 Michael Nugent

*/s/Fergus Reid                           Director                April 9, 2003
 ---------------------
 Fergus Reid

*/s/Thomas P. Gerrity                     Director                April 9, 2003
 --------------------
 Thomas P. Gerrity

*By: /s/ Ronald E. Robison             Attorney-In-Fact           April 9, 2003
     ---------------------

                                  EXHIBIT INDEX

EX-99(d)(13) Assignment and Assumption Agreement relating to the Advisory Agreement

EX-99(g)(2) Amendment to Custody Fee Schedule

EX-99(h)(5) Assignment and Assumption Agreement relating to the Administration Agreement

EX-99(i) Consent of Counsel

EX-99(j) Consent of Accountants